SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT No. 2-74808
  UNDER THE SECURITIES ACT OF 1933                               [X]

 Pre-Effective Amendment No.                                     [ ]

 Post-Effective Amendment No. 40                                 [X]

and

REGISTRATION STATEMENT No. 811-3320
 UNDER THE INVESTMENT COMPANY ACT OF 1940                        [X]

 Amendment No. 40                                                [X]

Colchester Street Trust
(Exact Name of Registrant as Specified in Charter)

82 Devonshire St., Boston, Massachusetts 02109
(Address Of Principal Executive Offices)  (Zip Code)

Registrant's Telephone Number:  617-563-7000

Eric D. Roiter, Secretary
82 Devonshire Street
Boston, Massachusetts 02109
(Name and Address of Agent for Service)

It is proposed that this filing will become effective

 (  ) immediately upon filing pursuant to paragraph (b).
 (X) on May 25, 2000 pursuant to paragraph (b).
 (  ) 60 days after filing pursuant to paragraph (a)(1).
 (  ) on (            ) pursuant to paragraph (a)(1) of Rule 485.
 (  ) 75 days after filing pursuant to paragraph (a)(2).
 (  ) on (            ) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

 ( ) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Like securities of all mutual
funds, these securities have
not been approved or
disapproved by the
Securities and Exchange
Commission, and the
Securities and Exchange
Commission has not
determined if this
prospectus is accurate or
complete. Any
representation to the
contrary is a criminal
offense.

FIDELITY(registered trademark)
INSTITUTIONAL MONEY MARKET
FUNDS

TREASURY ONLY PORTFOLIO
CLASS I
(Fund 680, CUSIP    233809300    )

TREASURY PORTFOLIO
CLASS I
(Fund 695, CUSIP    316175504)

GOVERNMENT PORTFOLIO
CLASS I
(Fund 057, CU   SIP 316175108    )

DOMESTIC PORTFOLIO
CLASS I
(Fund 690, C   USIP 316175405    )

MONEY MARKET PORTFOLIO
CLASS I
(Fund 059, C   USIP 316175207)

TAX-EXEMPT PORTFOLIO
CLASS I
(Fund 056,    CUSIP 316176106)

PROSPECTUS
   MAY 25, 200    0

(FIDELITY_LOGO_GRAPHIC)(registered trademark)
82 DEVONSHIRE STREET, BOSTON, MA 02109

CONTENTS


FUND SUMMARY             3   INVESTMENT SUMMARY

                         5   PERFORMANCE

                         9   FEE TABLE

FUND BASICS              13  INVESTMENT DETAILS

                         15  VALUING SHARES

SHAREHOLDER INFORMATION  15  BUYING AND SELLING SHARES

                         20  EXCHANGING SHARES

                         21  ACCOUNT FEATURES AND POLICIES

                         21  DIVIDENDS AND CAPITAL GAIN
                             DISTRIBUTIONS

                         21  TAX CONSEQUENCES

FUND SERVICES            22  FUND MANAGEMENT

                         22  FUND DISTRIBUTION

APPENDIX                 22  FINANCIAL HIGHLIGHTS

FUND SUMMARY


INVESTMENT SUMMARY

INVESTMENT OBJECTIVE

TREASURY ONLY PORTFOLIO seeks as high a level of current income as is consistent with the security of principal and liquidity.

PRINCIPAL INVESTMENT STRATEGIES

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

(small solid bullet) Investing in U.S. Treasury securities.

(small solid bullet)    Normally     investing in securities whose
interest is exempt from state and local income taxes.

(small solid bullet) Investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a money market security to decrease.

(small solid bullet) ISSUER-SPECIFIC CHANGES. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

INVESTMENT OBJECTIVE

TREASURY PORTFOLIO seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing in U.S. Treasury securities and repurchase agreements for those securities.

(small solid bullet) Generally maintaining a dollar-weighted average maturity at 60 days or less.

(small solid bullet) Investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a money market security to decrease.

(small solid bullet) ISSUER-SPECIFIC CHANGES. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

INVESTMENT OBJECTIVE

GOVERNMENT PORTFOLIO seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing in U.S. Government securities and repurchase agreements for those securities, and entering into reverse repurchase agreements.

(small solid bullet) Generally maintaining a dollar-weighted average maturity at 60 days or less.

(small solid bullet) Investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a money market security to decrease.

(small solid bullet) ISSUER-SPECIFIC CHANGES. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

INVESTMENT OBJECTIVE

DOMESTIC PORTFOLIO seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing in U.S. dollar-denominated money market securities of domestic issuers rated in the highest category by at least two nationally recognized rating services, U.S. Government securities and repurchase agreements, and entering into reverse repurchase agreements.

(small solid bullet) Investing more than 25% of total assets in the financial services industry.

(small solid bullet) Generally maintaining a dollar-weighted average maturity at 60 days or less.

(small solid bullet) Investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a money market security to decrease.

(small solid bullet) FOREIGN EXPOSURE. Entities located in foreign countries that provide credit support or a maturity-shortening structure can be affected by adverse political, regulatory, market or economic developments in those countries.

(small solid bullet) FINANCIAL SERVICES EXPOSURE. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector.

(small solid bullet) ISSUER-SPECIFIC CHANGES. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

INVESTMENT OBJECTIVE

MONEY MARKET PORTFOLIO seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing in U.S. dollar-denominated money market securities of domestic and foreign issuers rated in the highest category by at least two nationally recognized rating services or by one if only one rating service has rated a security, or, if unrated, determined to be of equivalent quality by FMR, U.S. Government securities and repurchase agreements, and entering into reverse repurchase agreements.

(small solid bullet) Investing more than 25% of total assets in the financial services industry.

(small solid bullet) Investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a money market security to decrease.

(small solid bullet) FOREIGN EXPOSURE. Entities located in foreign countries can be affected by adverse political, regulatory, market or economic developments in those countries.

(small solid bullet) FINANCIAL SERVICES EXPOSURE. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector.

(small solid bullet) ISSUER-SPECIFIC CHANGES. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

INVESTMENT OBJECTIVE

TAX-EXEMPT PORTFOLIO seeks to obtain as high a level of interest income exempt from federal income tax as is consistent with a portfolio of high-quality, short-term municipal obligations selected on the basis of liquidity and stability of principal.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Normally investing in municipal money market securities rated in the highest category by at least one nationally recognized rating service or in one of the two highest categories by another rating service if rated by more than one, or, if unrated, determined to be of equivalent quality to the highest category by FMR.

(small solid bullet) N   ormally     investing so that at least 80% of
   the     fund's income distributions is exempt from federal income
tax.

(small solid bullet) Normally not investing in municipal securities whose interest is subject to federal income tax or in municipal securities whose interest is subject to the federal alternative minimum tax.

(small solid bullet) Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.

(small solid bullet) Investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) MUNICIPAL MARKET VOLATILITY. The municipal market is volatile and can be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities.

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a money market security to decrease.

(small solid bullet) FOREIGN EXPOSURE. Entities located in foreign countries can be affected by adverse political, regulatory, market or economic developments in those countries.

(small solid bullet) ISSUER-SPECIFIC CHANGES. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

PERFORMANCE

The following information illustrates the changes in each fund's performance from year to year. Returns are based on past results and are not an indication of future performance.

YEAR-BY-YEAR RETURNS

TREASURY ONLY PORTFOLIO -
CLASS I


Calendar Years    1991   1992   1993   1994   1995   1996   1997   1998   1999

                  6.04%  3.74%  2.98%  4.01%  5.68%  5.18%  5.30%  5.17%  4.75%




Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: 6.04
Row: 3, Col: 1, Value: 3.74
Row: 4, Col: 1, Value: 2.98
Row: 5, Col: 1, Value: 4.01
Row: 6, Col: 1, Value: 5.68
Row: 7, Col: 1, Value: 5.18
Row: 8, Col: 1, Value: 5.3
Row: 9, Col: 1, Value: 5.17
Row: 10, Col: 1, Value: 4.75

DURING THE PERIODS SHOWN IN THE CHART FOR CLASS I OF TREASURY ONLY PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS 1.67% (QUARTER
END   ED     MARCH 31, 1991) AND THE LOWEST RETURN FOR A QUARTER WAS
0.72% (QUARTER END   ED     JUNE 30, 1993).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 2000 FOR CLASS I OF TREASURY
ONLY PORTFOLIO WAS    1.35    %.

TREASURY PORTFOLIO - CLASS I

Calendar Years                 1990   1991   1992   1993   1994   1995   1996   1997   1998   1999

                               8.27%  6.00%  3.78%  3.05%  4.11%  5.90%  5.32%  5.49%  5.39%  4.91%



Percentage (%)
Row: 1, Col: 1, Value: 8.27
Row: 2, Col: 1, Value: 6.0
Row: 3, Col: 1, Value: 3.78
Row: 4, Col: 1, Value: 3.05
Row: 5, Col: 1, Value: 4.109999999999999
Row: 6, Col: 1, Value: 5.9
Row: 7, Col: 1, Value: 5.319999999999999
Row: 8, Col: 1, Value: 5.49
Row: 9, Col: 1, Value: 5.39
Row: 10, Col: 1, Value: 4.91

DURING THE PERIODS SHOWN IN THE CHART FOR CLASS I OF TREASURY
PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS    2.03%     (QUARTER
END   ED     SEPTEMBER 30, 1990) AND THE LOWEST RETURN FOR A QUARTER
WAS 0.75% (QUARTER ENDED JUNE 30, 1993).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 2000 FOR CLASS I OF TREASURY
PORTFOLIO WAS    1.36    %.

GOVERNMENT PORTFOLIO - CLASS I

Calendar Years                  1990   1991   1992   1993   1994   1995   1996   1997   1998   1999

                                8.31%  6.15%  3.90%  3.12%  4.19%  5.95%  5.42%  5.54%  5.48%  5.10%



Percentage (%)
Row: 1, Col: 1, Value: 8.310000000000001
Row: 2, Col: 1, Value: 6.15
Row: 3, Col: 1, Value: 3.9
Row: 4, Col: 1, Value: 3.12
Row: 5, Col: 1, Value: 4.19
Row: 6, Col: 1, Value: 5.95
Row: 7, Col: 1, Value: 5.42
Row: 8, Col: 1, Value: 5.54
Row: 9, Col: 1, Value: 5.48
Row: 10, Col: 1, Value: 5.1

DURING THE PERIODS SHOWN IN THE CHART FOR CLASS I OF GOVERNMENT
PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS 2.   04    % (QUARTER
END   ED     JUNE 30, 1990) AND THE LOWEST RETURN FOR A QUARTER WAS
0.76% (QUARTER END   ED     JUNE 30, 1993).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 2000 FOR CLASS I OF GOVERNMENT
PORTFOLIO WAS    1.42    %.

DOMESTIC PORTFOLIO - CLASS I

Calendar Years                1990   1991   1992   1993   1994   1995   1996   1997   1998   1999

                              8.45%  6.20%  3.82%  3.13%  4.28%  5.98%  5.42%  5.58%  5.53%  5.20%



Percentage (%)
Row: 1, Col: 1, Value: 8.450000000000001
Row: 2, Col: 1, Value: 6.2
Row: 3, Col: 1, Value: 3.82
Row: 4, Col: 1, Value: 3.13
Row: 5, Col: 1, Value: 4.28
Row: 6, Col: 1, Value: 5.98
Row: 7, Col: 1, Value: 5.42
Row: 8, Col: 1, Value: 5.58
Row: 9, Col: 1, Value: 5.53
Row: 10, Col: 1, Value: 5.2

DURING THE PERIODS SHOWN IN THE CHART FOR CLASS I OF DOMESTIC
PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS 2.08% (QUARTER
END   ED     MARCH 31, 1990) AND THE LOWEST RETURN FOR A QUARTER WAS
0.76% (QUARTER END   ED     JUNE 30, 1993).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 2000 FOR CLASS I OF DOMESTIC
PORTFOLIO WAS    1.45    %.

MONEY MARKET PORTFOLIO -
CLASS I

Calendar Years            1990   1991   1992   1993   1994   1995   1996   1997   1998   1999

                          8.43%  6.29%  3.91%  3.19%  4.31%  6.02%  5.46%  5.62%  5.56%  5.22%



Percentage (%)
Row: 1, Col: 1, Value: 8.43
Row: 2, Col: 1, Value: 6.29
Row: 3, Col: 1, Value: 3.91
Row: 4, Col: 1, Value: 3.19
Row: 5, Col: 1, Value: 4.31
Row: 6, Col: 1, Value: 6.02
Row: 7, Col: 1, Value: 5.46
Row: 8, Col: 1, Value: 5.619999999999999
Row: 9, Col: 1, Value: 5.56
Row: 10, Col: 1, Value: 5.22

DURING THE PERIODS SHOWN IN THE CHART FOR CLASS I OF MONEY MARKET
PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS 2.   06    % (QUARTER
END   ED     JUNE 30, 1990) AND THE LOWEST RETURN FOR A QUARTER WAS
0.78% (QUARTER END   ED     JUNE 30, 1993).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 2000 FOR CLASS I OF MONEY
MARKET PORTFOLIO WAS    1.46    %.

TAX-EXEMPT PORTFOLIO - CLASS I

Calendar Years                  1990   1991   1992   1993   1994   1995   1996   1997   1998   1999

                                5.82%  4.57%  3.06%  2.46%  2.83%  3.80%  3.40%  3.60%  3.40%  3.21%



Percentage (%)
Row: 1, Col: 1, Value: 5.819999999999999
Row: 2, Col: 1, Value: 4.57
Row: 3, Col: 1, Value: 3.06
Row: 4, Col: 1, Value: 2.46
Row: 5, Col: 1, Value: 2.83
Row: 6, Col: 1, Value: 3.8
Row: 7, Col: 1, Value: 3.4
Row: 8, Col: 1, Value: 3.6
Row: 9, Col: 1, Value: 3.4
Row: 10, Col: 1, Value: 3.21

DURING THE PERIODS SHOWN IN THE CHART FOR CLASS I OF TAX-EXEMPT
PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS 1.   47    % (QUARTER
ENDED    DECEMBER 31, 1990    ) AND THE LOWEST RETURN FOR A QUARTER
WAS 0.57% (QUARTER ENDED MARCH 31, 1994).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 2000 FOR CLASS I OF TAX-EXEMPT
PORTFOLIO WAS    0.8    6%.

AVERAGE ANNUAL RETURNS

For the periods ended           Past 1 year  Past 5 years  Past 10 years/Life of class
December 31, 1999

Treasury Only Portfolio -        4.75%        5.21%         4.83%A
Class I

Treasury Portfolio - Class I     4.91%        5.40%         5.21%

Government Portfolio - Class I   5.10%        5.50%         5.31%

Domestic Portfolio - Class I     5.20%        5.54%         5.35%

Money Market Portfolio -         5.22%        5.58%         5.39%
Class I

Tax-Exempt Portfolio - Class I   3.21%        3.48%         3.61%


   A FROM OCTOBER 3, 1990.

If FMR had not reimbursed certain class expenses during these periods,
each    fund's     Class I returns would have been lower.

FEE TABLE

The following table describes the fees and expenses that are incurred when you buy, hold, or sell Class I shares of a fund. The annual class operating expenses provided below for Class I do not reflect the effect of any expense reimbursements during the period.

SHAREHOLDER FEES (PAID BY THE INVESTOR DIRECTLY)

                              Class I

Sales charge (load) on        None
purchases and reinvested
distributions

Deferred sales charge (load)  None
on redemptions

ANNUAL CLASS OPERATING EXPENSES (PAID FROM CLASS ASSETS)

                                                       Class I

TREASURY ONLY PORTFOLIO  Management fee                0.20%

                         Distribution and Service      None
                         (12b-1) fee

                         Other expenses                0.05%

                         Total annual class operating  0.25%
                         expensesA

TREASURY PORTFOLIO       Management fee                0.20%

                         Distribution and Service      None
                         (12b-1) fee

                         Other expenses                0.04%

                         Total annual class operating  0.24%
                         expensesA

GOVERNMENT PORTFOLIO     Management fee                0.20%

                         Distribution and Service      None
                         (12b-1) fee

                         Other expenses                0.05%

                         Total annual class operating  0.25%
                         expensesA

DOMESTIC PORTFOLIO       Management fee                0.20%

                         Distribution and Service      None
                         (12b-1) fee

                         Other expenses                0.06%

                         Total annual class operating  0.26%
                         expensesA

MONEY MARKET PORTFOLIO   Management fee                0.20%

                         Distribution and Service      None
                         (12b-1) fee

                         Other expenses                0.04%

                         Total annual class operating  0.24%
                         expensesA

TAX-EXEMPT PORTFOLIO     Management fee                0.20%

                         Distribution and Service      None
                         (12b-1) fee

                         Other expenses                0.05%

                         Total annual class operating  0.25%
                         expensesA

A FMR HAS VOLUNTARILY AGREED TO REIMBURSE CLASS I OF EACH FUND TO THE EXTENT THAT TOTAL OPERATING EXPENSES (EXCLUDING INTEREST, TAXES, BROKERAGE COMMISSIONS, EXTRAORDINARY EXPENSES AND 12B-1 FEES), AS A
PERCENTAGE OF ITS AVERAGE NET ASSETS, EXCEED    0.20% (0.18% FOR MONEY
MARKET PORTFOLIO). THESE ARRANGEMENTS CAN BE DISCONTINUED BY FMR AT
ANY TIME.

This EXAMPLE helps you compare the cost of investing in the funds with the cost of investing in other mutual funds.

Let's say, hypothetically, that Class I's annual return is 5% and that your shareholder fees and Class I's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total
expenses if you close your account    at the end of each time
period     indicated:

                                   Class I

TREASURY ONLY PORTFOLIO  1 year    $ 26

                         3 years   $ 80

                         5 years   $ 141

                         10 years  $ 318

TREASURY PORTFOLIO       1 year    $ 25

                         3 years   $ 77

                         5 years   $ 135

                         10 years  $ 306

GOVERNMENT PORTFOLIO     1 year    $ 26

                         3 years   $ 80

                         5 years   $ 141

                         10 years  $ 318

DOMESTIC PORTFOLIO       1 year    $ 27

                         3 years   $ 84

                         5 years   $ 146

                         10 years  $ 331

MONEY MARKET PORTFOLIO   1 year    $ 25

                         3 years   $ 77

                         5 years   $ 135

                         10 years  $ 306

TAX-EXEMPT PORTFOLIO     1 year    $ 26

                         3 years   $ 80

                         5 years   $ 141

                         10 years  $ 318

FUND BASICS


INVESTMENT DETAILS

INVESTMENT OBJECTIVE

TREASURY ONLY PORTFOLIO seeks as high a level of current income as is consistent with the security of principal and liquidity.

PRINCIPAL INVESTMENT STRATEGIES

FMR invests the fund's assets in U.S. Treasury securities. FMR does not enter into repurchase agreements or reverse repurchase agreements for the fund. FMR normally invests the fund's assets in securities whose interest is specifically exempt from state and local income taxes under federal law; such interest is not exempt from federal income tax.

In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

INVESTMENT OBJECTIVE

TREASURY PORTFOLIO seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

PRINCIPAL INVESTMENT STRATEGIES

FMR invests the fund's assets in U.S. Treasury securities and repurchase agreements for those securities. FMR does not enter into reverse repurchase agreements for the fund.

FMR generally intends to maintain the fund's dollar-weighted average maturity at 60 days or less.

In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

INVESTMENT OBJECTIVE

GOVERNMENT PORTFOLIO seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

PRINCIPAL INVESTMENT STRATEGIES

FMR invests the fund's assets in U.S. Government securities and repurchase agreements for those securities. FMR also may enter into reverse repurchase agreements for the fund.

FMR generally intends to maintain the fund's dollar-weighted average maturity at 60 days or less.

In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

INVESTMENT OBJECTIVE

DOMESTIC PORTFOLIO seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

PRINCIPAL INVESTMENT STRATEGIES

FMR invests the fund's assets in U.S. dollar-denominated money market securities of domestic issuers rated in the highest category by at least two nationally recognized rating services, U.S. Government securities and repurchase agreements. FMR also may enter into reverse repurchase agreements for the fund.

FMR will invest more than 25% of the fund's total assets in the financial services industry.

FMR generally intends to maintain the fund's dollar-weighted average maturity at 60 days or less.

In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

INVESTMENT OBJECTIVE

MONEY MARKET PORTFOLIO seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

PRINCIPAL INVESTMENT STRATEGIES

FMR invests the fund's assets in the highest-quality U.S. dollar-denominated money market securities of domestic and foreign issuers, U.S. Government securities, and repurchase agreements. FMR also may enter into reverse repurchase agreements for the fund. Securities are "highest-quality" if rated in the highest category by at least two nationally recognized rating services or by one if only one rating service has rated a security, or, if unrated, determined to be of equivalent quality by FMR.

FMR will invest more than 25% of the fund's total assets in the financial services industry.

In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

INVESTMENT OBJECTIVE

TAX-EXEMPT PORTFOLIO seeks to obtain as high a level of interest income exempt from federal income tax as is consistent with a portfolio of high-quality, short-term municipal obligations selected on the basis of liquidity and stability of principal.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests the fund's assets in the highest-quality municipal money market securities. Securities are "highest-quality" if rated in the highest category by at least one nationally recognized rating service and in one of the two highest categories by another rating service if rated by more than one, or, if unrated, determined to be of equivalent quality to the highest category by FMR.

FMR normally invests the fund's assets so that at least 80% of the fund's income distributions is exempt from federal income tax. FMR does not currently intend to invest the fund's assets in municipal securities whose interest is subject to federal income tax or in municipal securities whose interest is subject to the federal alternative minimum tax.

FMR may invest more than 25% of the fund's total assets in municipal securities that finance similar projects, such as those relating to education, health care, transportation, and utilities.

In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

DESCRIPTION OF PRINCIPAL SECURITY TYPES

MONEY MARKET SECURITIES are high-quality, short-term securities that pay a fixed, variable, or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features, which have the effect of shortening the security's maturity. Taxable money market securities include bank certificates of deposit, bank acceptances, bank time deposits, notes, commercial paper and U.S. Government securities. Municipal money market securities include variable rate demand notes, commercial paper, and municipal notes.

U.S. GOVERNMENT SECURITIES are high-quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security.

A REPURCHASE AGREEMENT is an agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed-upon price.

MUNICIPAL SECURITIES are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance.

PRINCIPAL INVESTMENT RISKS

Many factors affect each fund's performance. A fund's yield will change daily based on changes in interest rates and other market conditions. Although each fund is managed to maintain a stable $1.00 share price, there is no guarantee that the fund will be able to do so. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of a fund's investments could cause the fund's share price to decrease. It is important to note that neither the funds' share prices nor their yields are guaranteed by the U.S. Government.

The following factors    can     significantly affect a fund's
performance:

MUNICIPAL MARKET VOLATILITY. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation, and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

INTEREST RATE CHANGES. Money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and the securities of issuers in the financial services sector can be more sensitive to interest rate changes. Short-term securities tend to react to changes in short-term interest rates.

FOREIGN EXPOSURE. Issuers located in foreign countries and entities located in foreign countries that provide credit support or a maturity-shortening structure can involve increased risks. Extensive public information about the issuer or provider may not be available and unfavorable political, economic, or governmental developments could affect the value of the security.

FINANCIAL SERVICES EXPOSURE. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the financial services sector can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

ISSUER-SPECIFIC CHANGES. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value. In addition, if the structure of a security fails to function as intended, interest from the security could become taxable or the security could decline in value.

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for Tax-Exempt Portfolio for defensive purposes. If FMR does so, different factors could affect Tax-Exempt Portfolio's performance, and the fund
   could     distribute income subject to federal income tax.

FUNDAMENTAL INVESTMENT POLICIES

The policies discussed below are fundamental, that is, subject to change only by shareholder approval.

TREASURY ONLY PORTFOLIO seeks as high a level of current income as is consistent with the security of principal and liquidity, and to maintain a constant net asset value per share (NAV) of $1.00.

TREASURY PORTFOLIO seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

GOVERNMENT PORTFOLIO seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

DOMESTIC PORTFOLIO seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

MONEY MARKET PORTFOLIO seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

TAX-EXEMPT PORTFOLIO seeks to obtain as high a level of interest income exempt from federal income tax as is consistent with a portfolio of high-quality, short-term municipal obligations selected on the basis of liquidity and stability of principal. The fund, under normal conditions, will invest so that at least 80% of its income distributions is exempt from federal income tax.

VALUING SHARES

The funds are open for business each day that the Federal Reserve Bank
of    New York (New York Fed), the New     York Stock Exchange (NYSE),
and the principal bond markets (as recommended by the Bond Market
Association) are open.

A class's NAV is the value of a single share. Fidelity normally calculates Class I's NAV each business day as of the time indicated in the table below. However, NAV may be calculated earlier as permitted by the Securities and Exchange Commission (SEC). Each fund's assets are valued as of this time for the purpose of computing Class I's NAV.

Fund                     NAV Calculation Times
                         (Eastern Time)

Treasury Only Portfolio   2:00 p.m.

Treasury Portfolio        5:00 p.m.

Government Portfolio      5:00 p.m.

Domestic Portfolio        5:00 p.m.

Money Market Portfolio    3:00 p.m.

Tax-Exempt Portfolio      12:00 noon

To the extent that each fund's assets are traded in other markets on
days when the        New York Fed, the NYSE, or the principal bond
markets (as recommended by the Bond Market Association) are closed, the value of the fund's assets may be affected on days when the fund is not open for business.

Each fund's assets are valued on the basis of amortized cost.

SHAREHOLDER INFORMATION


BUYING AND SELLING SHARES

GENERAL INFORMATION

For account, product and service information, please call    your
Fidelity client services representative or     1-800-843-3001 (8:30
a.m. - 7:00 p.m. Eastern time, Monday through Friday).

Please use the following addresses:

BUYING OR SELLING SHARES

Fidelity Investments(registered trademark)
P.O. Box 770002
Cincinnati, OH 45277-0081

OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH2A
Hebron, KY 41048

You may buy or sell Class I shares of the funds through retirement account or an investment professional. When you invest through a retirement account or an investment professional, the procedures for buying, selling, and exchanging Class I shares of a fund and the account features and policies may differ. Additional fees may also apply to your investment in Class I shares of a fund, including a transaction fee if you buy or sell Class I shares of the fund through a broker or other investment professional.

Certain methods of contacting Fidelity, such as by telephone, may be unavailable or delayed (for example, during periods of unusual market activity).

BUYING SHARES

The price to buy one share of the class is the class's NAV. The class's shares are sold without a sales charge.

Your shares will be bought at the next NAV calculated after your order is received in proper form.

It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.

Short-term or excessive trading into and out of a fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, a fund may reject any purchase orders, including exchanges, particularly from market timers or investors who, in FMR's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to that fund. For these purposes, FMR may consider an investor's trading history in that fund or other Fidelity funds, and accounts under common ownership or control.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

When you place an order to buy shares, note the following:

(small solid bullet) You are advised to place your trades as early in the day as possible and to provide Fidelity with advance notice of large purchases.

(small solid bullet) All of your purchases must be made by federal funds wire; checks and Automated Clearing House System (ACH) payments will not be accepted.

(small solid bullet) All wires must be received in proper form by Fidelity at the applicable fund's designated wire bank before the close of the Federal Reserve Wire System on the day of purchase or you could be liable for any losses or fees a fund or Fidelity has incurred or for interest and penalties.

MINIMUMS

TO OPEN AN ACCOUNT  $1,000,000A

MINIMUM BALANCE     $1,000,000

A THE MINIMUM INITIAL INVESTMENT OF $1 MILLION MAY BE WAIVED IF YOUR AGGREGATE BALANCE IN THE FIDELITY INSTITUTIONAL MONEY MARKET FUNDS IS GREATER THAN $10 MILLION. PLEASE CONTACT FIDELITY FOR MORE INFORMATION REGARDING THIS WAIVER.

KEY INFORMATION

PHONE                        TO OPEN AN ACCOUNT
                             (small solid bullet) Exchange
                             from the same class of any
                             fund offered through this
                             prospectus. Call your
                             investment professional or,
                             if you trade directly
                             through Fidelity, call your
                             Fidelity client services
                             representative or
                             1-800-843-3001.

                             TO ADD TO AN ACCOUNT
                             (small solid bullet) Exchange
                             from the same class of any
                             fund offered through this
                             prospectus. Call your
                             investment professional or,
                             if you trade directly
                             through Fidelity, call your
                             Fidelity client services
                             representative or
                             1-800-843-3001.

MAIL FIDELITY INVESTMENTS    TO OPEN AN ACCOUNT
P.O. BOX 770002 CINCINNATI,  (small solid bullet) Complete
OH 45277-0081                and sign the account
                             application. Mail to the
                             address indicated at left.
                             (small solid bullet) Exchange
                             from the same class of any
                             fund offered through this
                             prospectus. Send a letter of
                             instruction to your
                             investment professional or
                             to the address at left,
                             including your name, the
                             funds' names, the applicable
                             class names, the fund
                             account numbers, and the
                             dollar amount or number of
                             shares to be exchanged.

                             TO ADD TO AN ACCOUNT
                             (small solid bullet) Exchange
                             from the same class of any
                             fund offered through this
                             prospectus. Send a letter of
                             instruction to your
                             investment professional or
                             to the address at left,
                             including your name, the
                             funds' names, the applicable
                             class names, the fund
                             account numbers, and the
                             dollar amount or number of
                             shares to be exchanged.

IN PERSON                    TO OPEN AN ACCOUNT
                             (small solid bullet) Bring
                             your application and wire
                             instructions to your
                             investment professional.

                             TO ADD TO AN ACCOUNT
                             (small solid bullet) Bring
                             your wire instructions to
                             your investment professional.

WIRE                         TO OPEN AN ACCOUNT
                             (small solid bullet) Call
                             your investment professional
                             or, if you trade directly
                             through Fidelity, call your
                             Fidelity client services
                             representative or
                             1-800-843-3001 to set up
                             your account and to arrange
                             a wire transaction.
                             (small solid bullet) Wire to:
                             The Bank of New York, Bank
                             Routing # 021000018, Account
                             # 8900118245.
                             (small solid bullet) Specify
                             the complete name of the
                             fund, note the applicable
                             class, and include your new
                             fund account number and your
                             name.

                             TO ADD TO AN ACCOUNT
                             (small solid bullet) Call
                             your investment professional
                             or, if you trade directly
                             through Fidelity, call your
                             Fidelity client services
                             representative or
                             1-800-843-3001.
                             (small solid bullet) Wire to:
                             The Bank of New York, Bank
                             Routing # 021000018, Account
                             # 8900118245.
                             (small solid bullet) Specify
                             the complete name of the
                             fund, note the applicable
                             class, and include your fund
                             account number and your name.


SELLING SHARES

The price to sell one share of the class is the class's NAV.

Your shares will be sold at the next NAV calculated after your order is received in proper form.

It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.

Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

(small solid bullet)    Y    our account registration has changed
within the last    15 or 30     days,    depending on your account;
or

(small solid bullet) The redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

(small solid bullet) If you are selling some but not all of your shares, leave at least $1,000,000 worth of shares in the account to keep it open, except accounts not subject to account minimums.

(small solid bullet) You are advised to place your trades as early in the day as possible and to provide Fidelity with advance notice of large redemptions.

(small solid bullet) Normally, Fidelity will process redemptions on the same business day, but Fidelity may take up to seven days to process redemptions if making immediate payment would adversely affect a fund.

(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

(small solid bullet) Redemption proceeds may be paid in securities or
other    property     rather than in cash if    FMR     determines it
is in the best interests of a fund.

KEY INFORMATION

PHONE                        (small solid bullet) Call
                             your investment professional
                             or, if you trade directly
                             through Fidelity, call your
                             Fidelity client services
                             representative or
                             1-800-843-3001 to initiate a
                             wire transaction.

                             (small solid bullet) Exchange
                             to the same class of another
                             fund offered through this
                             prospectus. Call your
                             investment professional or,
                             if you trade directly
                             through Fidelity, call your
                             Fidelity client services
                             representative or
                             1-800-843-3001.

MAIL FIDELITY INVESTMENTS    (small solid bullet) Send a
P.O. BOX 770002 CINCINNATI,  letter of instruction to
OH 45277-0081                your investment professional
                             or to the address at left,
                             including the firm's name,
                             the fund's name, the class
                             name, the firm's fund
                             account number, your
                             address, and the dollar
                             amount or number of shares
                             to be sold. At least one
                             person authorized by
                             corporate resolution to act
                             on the account must sign the
                             letter of instruction.

                             (small solid bullet) Include
                             a corporate resolution with
                             corporate seal or a
                             signature guarantee.

IN PERSON                    (small solid bullet) Bring a
                             letter of instruction to
                             your investment
                             professional. At least one
                             person authorized by
                             corporate resolution to act
                             on the account must sign the
                             letter of instruction.

                             (small solid bullet) Include
                             a corporate resolution with
                             corporate seal or a
                             signature guarantee.


EXCHANGING SHARES

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a Class I shareholder you have the privilege of exchanging Class I shares of a fund for Class I shares of another fund offered through this prospectus.

However, you should note the following policies and restrictions governing exchanges:

(small solid bullet) The fund or class you are exchanging into must be available for sale in your state.

(small solid bullet) You may exchange only between accounts that are registered in the same name, address, and taxpayer identification number.

(small solid bullet) Before exchanging into a fund or class, read its prospectus.

(small solid bullet) Exchanges may have tax consequences for you.

(small solid bullet) Currently, there is no limit on the number of exchanges out of a fund.

(small solid bullet) Each fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

The funds may terminate or modify the exchange privileges in the future.

ACCOUNT FEATURES AND POLICIES

FEATURES

The following feature is available to buy and sell shares of the funds.

WIRE
TO PURCHASE AND SELL SHARES VIA THE FEDERAL RESERVE WIRE SYSTEM.

(small solid bullet) You must sign up for the wire feature before using it. Complete the appropriate section on the application when opening your account.

(small solid bullet) Call your investment professional or, if you
trade directly through Fidelity, call    your Fidelity client services
representative or     1-800-843-3001 before your first use to verify
that this feature is set up on your account.

(small solid bullet) To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.

(small solid bullet) To change the bank account designated to receive redemption proceeds at any time prior to making a redemption request, you should send a letter of instruction, including a signature guarantee, to your investment professional or, if you trade directly through Fidelity, to the address found in "General Information."

POLICIES

The following policies apply to you as a shareholder.

STATEMENTS AND REPORTS that Fidelity sends to you include the following:

(small solid bullet) Confirmation statements (after transactions affecting your account balance except reinvestment of distributions in the fund).

(small solid bullet) Monthly or quarterly account statements
(detailing account balances and all transactions completed during the prior month or quarter).

(small solid bullet) Financial reports (every six months).

To reduce expenses, only one copy of most financial reports and prospectuses will be mailed, even if you have more than one account in a fund. Call Fidelity at 1-888-622-3175 if you need additional copies of financial reports or prospectuses.

You may initiate many TRANSACTIONS BY TELEPHONE OR ELECTRONICALLY. Fidelity will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

When you sign your ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.

If your ACCOUNT BALANCE falls below $1,000,000 (except accounts not subject to account minimums), you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity may close your account and send the proceeds to you. Your shares will be sold at the NAV on the day your account is closed.

Fidelity may charge a FEE FOR CERTAIN SERVICES, such as providing historical account documents.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Each fund earns interest, dividends, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund may also realize capital gains from its investments, and distributes these gains (less losses), if any, to shareholders as capital gain distributions.

Distributions you receive from each fund consist primarily of dividends. Each fund normally declares dividends daily and pays them monthly.

Dividends declared for each of Treasury Portfolio, Government
Portfolio, and Domestic Portfolio are based on estimates of income for the fund. Actual income may differ from estimates, and differences, if any, will be included in the calculation of subsequent dividends.

You may request to have dividends relating to Class I shares redeemed from an account closed during the month paid when the account is closed. Each fund reserves the right to limit this service.

EARNING DIVIDENDS

Shares purchased by contacting Fidelity prior to the fund's close of business with receipt of the wire in proper form before the close of the Federal Reserve Wire System on that day, generally begin to earn dividends on the day of purchase.

However, on any day that the principal bond markets close early (as
recommended by the Bond Market Association)        or the New York
Fed        closes early, a class may advance the time on that day by
which wire purchase orders must be placed so that shares earn dividends on the day of purchase.

Shares generally earn dividends through the day prior to the day of redemption. However, on any day that the principal bond markets close early (as recommended by the Bond Market Association) or the
    New York Fed        closes early, a class may set a time after
which shares earn dividends until, but not including, the next business day following the day of redemption.

DISTRIBUTION OPTIONS

When you open an account, specify on your application how you want to receive your distributions. The following options may be available for Class I's distributions:

1. REINVESTMENT OPTION. Your dividends and capital gain distributions, if any, will be automatically reinvested in additional Class I shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.

2. CASH OPTION. Your dividends and capital gain distributions, if any, will be paid in cash.

Not all distribution options are available for every account. If the option you prefer is not listed on your account application, or if you want to change your current option, contact your investment professional directly or call Fidelity.

TAX CONSEQUENCES

As with any investment, your investment in a fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Distributions you receive from Treasury Only Portfolio, Treasury
Portfolio, Government Portfolio, Domestic Portfolio, and Money Market Portfolio (the taxable funds) are subject to federal income tax, and may also be subject to state or local taxes.

   Tax-Exempt Portfolio     (the municipal fun   d)     seeks to earn
income and pay dividends exempt from federal income tax.

Income exempt from federal income tax may be subject to state or local
   tax    . A portion        of the dividends you receive    from the
municipal fund may be s    ubject to federal and state income taxes.
   You     may also    receive     taxable    distributions
attributable to the municipal fund's sale     of municipal bonds.

For federal tax purposes, each taxable fund's dividends and    each
fund's distributions of short-term capital gains and gains on bonds characterized as market discount are taxable to you as ordinary
income    . Each fund's distributions of long-term capital gains, if
any, are taxable to you generally as capital gains for    federal tax
purposes.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option. If you elect to receive distributions in cash, you will receive certain December distributions in January, but those distributions will be taxable as if you received them on December 31.

FUND SERVICES


FUND MANAGEMENT

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is each fund's manager.

As of    March 31, 2000    , FMR had approximatel   y $639.    1
billion in discretionary assets under management.

As the manager, FMR is responsible for choosing each fund's investments and handling its business affairs.

Fidelity Investments Money Management, Inc. (FIMM), in Merrimack, New Hampshire, serves as sub-adviser for each fund. FIMM is primarily responsible for choosing investments for each fund.

FIMM is an affiliate of FMR. As of    March 31, 2000    , FIMM had
approximately    $206.8 billio    n in discretionary assets under
management.

   From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

   E    ach fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month.

Each fund's annual management fee rate is 0.20% of its average net assets.

   For the fiscal year ended March 31, 2000, Money Market Portfolio paid a management fee of 0.18% of the fund's average net assets, after reimbursement.

FMR pays FIMM for providing    sub-advisory     services.

FMR may, from time to time, agree to reimburse a class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements,
which may be    discontinued     by FMR at any time, can decrease a
class's expenses and boost its performance.

FUND DISTRIBUTION

Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio.

Fidelity Distributors Corporation (FDC) distributes the class's shares.

Class I    of each fund     has adopted a Distribution and Service
Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Class I shares and/or shareholder support
services. FMR, directly or through FDC, may pay    significant amounts
to     intermediaries, such as banks, broker-dealers   ,     and other
service-providers, that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for Class I.

   If payments made by FMR to FDC or to intermediaries under a
Distribution and Service Plan were considered to     be    paid out of
Class I's assets on an ongoing basis, they might increase the cost of your investment and might cost you more than paying other types of sales charges.

To receive payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.

FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of a fund, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related statement of additional information (SAI), in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

APPENDIX


FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand Class I's financial history for the past 5 years. Certain information
reflects financial results for a single class share.    The total
returns    in the table represent the rate that an investor would have earned (or lost) on an investment in the class (assuming reinvestment
of all dividends and distributions).    This information has been
audited by Deloitte & Touche LLP    (2000 annual information
only), independent accountants, whose report, along with each fund's financial highlights and financial statements, are included in
   each     fund's annual report.    Annual information prior to 2000
was audited by PricewaterhouseCoopers LLP    . A free copy of the
annual report is available upon request.

   TREASURY ONLY PORTFOLIO - CLASS I


Years ended March 31,            2000         1999       1998       1997         1996

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000      $ 1.000    $ 1.000    $ 1.000      $ 1.000
period

Income from Investment
Operations

 Net interest income              .049         .049       .052       .050         .054

Less Distributions

 From net interest income         (.049)       (.049)     (.052)     (.050)       (.054)

Net asset value, end of period   $ 1.000      $ 1.000    $ 1.000    $ 1.000      $ 1.000

TOTAL RETURN A                    4.98%        4.99%      5.33%      5.17%        5.56%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,133,330  $ 949,894  $ 942,561  $ 1,156,667  $ 1,361,050
(000 omitted)

Ratio of expenses to average      .20% B       .20% B     .20% B     .20% B       .20% B
net assets

Ratio of net interest income      4.90%        4.87%      5.20%      5.05%        5.41%
to average net assets



   A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   B FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

   TREASURY PORTFOLIO - CLASS I


Years ended March 31,            2000         1999         1998         1997         1996

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000      $ 1.000      $ 1.000      $ 1.000      $ 1.000
period

Income from Investment
Operations

 Net interest income              .050         .051         .054         .052         .056

Less Distributions

 From net interest income         (.050)       (.051)       (.054)       (.052)       (.056)

Net asset value, end of period   $ 1.000      $ 1.000      $ 1.000      $ 1.000      $ 1.000

TOTAL RETURN A                    5.12%        5.19%        5.55%        5.30%        5.79%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 4,461,393  $ 3,935,421  $ 4,498,484  $ 5,598,330  $ 7,134,049
(000 omitted)

Ratio of expenses to average      .20% B       .20% B       .20% B       .20% B       .20% B
net assets

Ratio of net interest income      5.00%        5.05%        5.41%        5.17%        5.61%
to average net assets



   A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   B FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

   GOVERNMENT PORTFOLIO - CLASS I


Years ended March 31,            2000         1999         1998         1997         1996

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000      $ 1.000      $ 1.000      $ 1.000      $ 1.000
period

Income from Investment
Operations

 Net interest income              .052         .052         .055         .052         .057

Less Distributions

 From net interest income         (.052)       (.052)       (.055)       (.052)       (.057)

Net asset value, end of period   $ 1.000      $ 1.000      $ 1.000      $ 1.000      $ 1.000

TOTAL RETURN A                    5.32%        5.31%        5.60%        5.37%        5.84%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 6,033,243  $ 4,896,805  $ 3,528,366  $ 2,810,717  $ 3,064,136
(000 omitted)

Ratio of expenses to average      .20% B       .20% B       .20% B       .20% B       .20% B
net assets

Ratio of net interest income      5.23%        5.18%        5.47%        5.25%        5.69%
to average net assets



   A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   B FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

   DOMESTIC PORTFOLIO - CLASS I


Years ended March 31,            2000         1999         1998         1997       1996

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000      $ 1.000      $ 1.000      $ 1.000    $ 1.000
period

Income from Investment
Operations

 Net interest income              .053         .052         .055         .053       .057

Less Distributions

 From net interest income         (.053)       (.052)       (.055)       (.053)     (.057)

Net asset value, end of period   $ 1.000      $ 1.000      $ 1.000      $ 1.000    $ 1.000

TOTAL RETURN A                    5.45%        5.37%        5.64%        5.40%      5.85%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 4,362,301  $ 2,229,906  $ 1,170,833  $ 919,554  $ 1,117,917
(000 omitted)

Ratio of expenses to average      .20% B       .20% B       .20% B       .20% B     .20% B
net assets

Ratio of net interest income      5.47%        5.17%        5.50%        5.26%      5.66%
to average net assets



   A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   B FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

   MONEY MARKET PORTFOLIO - CLASS I


Years ended March 31,            2000          1999          1998         1997         1996

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000       $ 1.000       $ 1.000      $ 1.000      $ 1.000
period

Income from Investment
Operations

 Net interest income              .053          .053          .055         .053         .057

Less Distributions

 From net interest income         (.053)        (.053)        (.055)       (.053)       (.057)

Net asset value, end of period   $ 1.000       $ 1.000       $ 1.000      $ 1.000      $ 1.000

TOTAL RETURN A                    5.47%         5.40%         5.68%        5.43%        5.90%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 14,983,658  $ 12,768,085  $ 9,383,996  $ 8,714,137  $ 6,465,953
(000 omitted)

Ratio of expenses to average      .18% B        .18% B        .18% B       .18% B       .18% B
net assets

Ratio of net interest income      5.36%         5.24%         5.54%        5.31%        5.73%
to average net assets



   A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   B FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

   TAX-EXEMPT PORTFOLIO - CLASS I


Years ended March 31,            2000         1999         1998         1997         1996

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000      $ 1.000      $ 1.000      $ 1.000      $ 1.000
period

Income from Investment
Operations

 Net interest income              .033         .032         .035         .033         .036

Less Distributions

 From net interest income         (.033)       (.032)       (.035)       (.033)       (.036)

Net asset value, end of period   $ 1.000      $ 1.000      $ 1.000      $ 1.000      $ 1.000

TOTAL RETURN A                    3.38%        3.28%        3.60%        3.40%        3.70%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,825,452  $ 1,876,635  $ 2,135,884  $ 2,022,191  $ 1,806,918
(000 omitted)

Ratio of expenses to average      .20% B       .20% B       .20% B       .20% B       .19% B
net assets

Ratio of net interest income      3.32%        3.24%        3.54%        3.34%        3.64%
to average net assets



   A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   B FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.


You can obtain additional information about the funds. The funds' SAI includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports include a discussion of the fund's holdings and performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-888-622-3175.

The SAI, the funds' annual and semi-annual reports and other related
materials are available    from the Electronic Data Gathering,
Analysis, and Retrieval (EDGAR) Database     on the SEC's web site
(http://www.sec.gov). You can obtain copies of this information   ,
after     paying a duplicating fee,    by sending a request by e-mail
to publicinfo@sec.gov or     by writing the Public Reference Section
of the SEC, Washington, D.C. 20549-   0102    . You can also review
and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call
   1-202-942-8090     for information on the operation of the SEC's
Public Reference Room.

INVESTMENT COMPANY ACT OF 1940, FILE NUMBER, 811-3320.

Fidelity, Fidelity Investments & (Pyramid) Design   ,     and Fidelity
Investments are registered trademarks of FMR Corp

   1.    702218.102                                    IMMI-pro-0500


Like securities of all mutual
funds, these securities have
not been approved or
disapproved by the
Securities and Exchange
Commission, and the
Securities and Exchange
Commission has not
determined if this
prospectus is accurate or
complete. Any
representation to the
contrary is a criminal
offense.

FIDELITY(registered trademark)
INSTITUTIONAL MONEY MARKET
FUNDS

TREASURY ONLY PORTFOLIO
CLASS II
(Fund 542,    CUSIP 233809805)

TREASURY PORTFOLIO
CLASS II
(Fund 600,    CUSIP 316175835    )

GOVERNMENT PORTFOLIO
CLASS II
(Fund 604,    CUSIP 316175850    )

DOMESTIC PORTFOLIO
CLASS II
(Fund 692,    CUSIP 316175868    )

MONEY MARKET PORTFOLIO
CLASS II
(Fund 541,    CUSIP 316175843    )

TAX-EXEMPT PORTFOLIO
CLASS II
(Fund 544,    CUSIP 316176205)

PROSPECTUS
MAY 25,    2000

(FIDELITY_LOGO_GRAPHIC)(registered trademark)
82 DEVONSHIRE STREET, BOSTON, MA 02109

CONTENTS


FUND SUMMARY             2   INVESTMENT SUMMARY

                         4   PERFORMANCE

                         8   FEE TABLE

FUND BASICS              12  INVESTMENT DETAILS

                         15  VALUING SHARES

SHAREHOLDER INFORMATION  15  BUYING AND SELLING SHARES

                         20  EXCHANGING SHARES

                         21  ACCOUNT FEATURES AND POLICIES

                         21  DIVIDENDS AND CAPITAL GAIN
                             DISTRIBUTIONS

                         21  TAX CONSEQUENCES

FUND SERVICES            22  FUND MANAGEMENT

                         22  FUND DISTRIBUTION

APPENDIX                 22  FINANCIAL HIGHLIGHTS

FUND SUMMARY


INVESTMENT SUMMARY

INVESTMENT OBJECTIVE

TREASURY ONLY PORTFOLIO seeks as high a level of current income as is consistent with the security of principal and liquidity.

PRINCIPAL INVESTMENT STRATEGIES

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

(small solid bullet) Investing in U.S. Treasury securities.

(small solid bullet)    Normally     investing in securities whose
interest is exempt from state and local income taxes.

(small solid bullet) Investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a money market security to decrease.

(small solid bullet) ISSUER-SPECIFIC CHANGES. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

INVESTMENT OBJECTIVE

TREASURY PORTFOLIO seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing in U.S. Treasury securities and repurchase agreements for those securities.

(small solid bullet) Generally maintaining a dollar-weighted average maturity at 60 days or less.

(small solid bullet) Investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a money market security to decrease.

(small solid bullet) ISSUER-SPECIFIC CHANGES. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

INVESTMENT OBJECTIVE

GOVERNMENT PORTFOLIO seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing in U.S. Government securities and repurchase agreements for those securities, and entering into reverse repurchase agreements.

(small solid bullet) Generally maintaining a dollar-weighted average maturity at 60 days or less.

(small solid bullet) Investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a money market security to decrease.

(small solid bullet) ISSUER-SPECIFIC CHANGES. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

INVESTMENT OBJECTIVE

DOMESTIC PORTFOLIO seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing in U.S. dollar-denominated money market securities of domestic issuers rated in the highest category by at least two nationally recognized rating services, U.S. Government securities and repurchase agreements, and entering into reverse repurchase agreements.

(small solid bullet) Investing more than 25% of total assets in the financial services industry.

(small solid bullet) Generally maintaining a dollar-weighted average maturity at 60 days or less.

(small solid bullet) Investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a money market security to decrease.

(small solid bullet) FOREIGN EXPOSURE. Entities located in foreign countries that provide credit support or a maturity-shortening structure can be affected by adverse political, regulatory, market or economic developments in those countries.

(small solid bullet) FINANCIAL SERVICES EXPOSURE. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector.

(small solid bullet) ISSUER-SPECIFIC CHANGES. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

INVESTMENT OBJECTIVE

MONEY MARKET PORTFOLIO seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing in U.S. dollar-denominated money market securities of domestic and foreign issuers rated in the highest category by at least two nationally recognized rating services or by one if only one rating service has rated a security, or, if unrated, determined to be of equivalent quality by FMR, U.S. Government securities and repurchase agreements, and entering into reverse repurchase agreements.

(small solid bullet) Investing more than 25% of total assets in the financial services industry.

(small solid bullet) Investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a money market security to decrease.

(small solid bullet) FOREIGN EXPOSURE. Entities located in foreign countries can be affected by adverse political, regulatory, market or economic developments in those countries.

(small solid bullet) FINANCIAL SERVICES EXPOSURE. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector.

(small solid bullet) ISSUER-SPECIFIC CHANGES. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

INVESTMENT OBJECTIVE

TAX-EXEMPT PORTFOLIO seeks to obtain as high a level of interest income exempt from federal income tax as is consistent with a portfolio of high-quality, short-term municipal obligations selected on the basis of liquidity and stability of principal.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Normally investing in municipal money market securities rated in the highest category by at least one nationally recognized rating service or in one of the two highest categories by another rating service if rated by more than one, or, if unrated, determined to be of equivalent quality to the highest category by FMR.

(small solid bullet)    Normally     investing so that at least 80% of
   the     fund's income distributions is exempt from federal income
tax.

(small solid bullet) Normally not investing in municipal securities whose interest is subject to federal income tax or in municipal securities whose interest is subject to the federal alternative minimum tax.

(small solid bullet) Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.

(small solid bullet) Investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) MUNICIPAL MARKET VOLATILITY. The municipal market is volatile and can be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities.

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a money market security to decrease.

(small solid bullet) FOREIGN EXPOSURE. Entities located in foreign countries can be affected by adverse political, regulatory, market or economic developments in those countries.

(small solid bullet) ISSUER-SPECIFIC CHANGES. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

PERFORMANCE

The following information illustrates the changes in each fund's performance from year to year. Returns are based on past results and are not an indication of future performance.

YEAR-BY-YEAR RETURNS

TREASURY ONLY PORTFOLIO -
CLASS II


Calendar Years              1996   1997   1998   1999

                            5.01%  5.14%  5.01%  4.59%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: 5.01
Row: 8, Col: 1, Value: 5.14
Row: 9, Col: 1, Value: 5.01
Row: 10, Col: 1, Value: 4.59

DURING THE PERIODS SHOWN IN THE CHART FOR CLASS II OF TREASURY ONLY
PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS    1.28%     (QUARTER
ENDED    DECEMBER 31, 1997    ) AND THE LOWEST RETURN FOR A QUARTER
WAS    1.08%     (QUARTER ENDED    MARCH 31, 1999    ).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 2000 FOR CLASS II OF TREASURY
ONLY PORTFOLIO    WAS 1.31%    .

TREASURY PORTFOLIO - CLASS II


Calendar Years              1996   1997   1998   1999

                            5.17%  5.34%  5.23%  4.75%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: 5.17
Row: 8, Col: 1, Value: 5.34
Row: 9, Col: 1, Value: 5.23
Row: 10, Col: 1, Value: 4.75

DURING THE PERIODS SHOWN IN THE CHART FOR CLASS II OF TREASURY
PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS    1.34%     (QUARTER
ENDED    DECEMBER 31, 1997    ) AND THE LOWEST RETURN FOR A QUARTER
WAS    1.11%     (QUARTER ENDED    MARCH 31, 1999    ).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 2000 FOR CLASS II OF TREASURY
PORTFOLIO WAS    1.32%.

GOVERNMENT PORTFOLIO - CLASS II


Calendar Years              1996   1997   1998   1999

                            5.27%  5.39%  5.32%  4.94%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: 5.270000000000001
Row: 8, Col: 1, Value: 5.39
Row: 9, Col: 1, Value: 5.319999999999999
Row: 10, Col: 1, Value: 4.94

DURING THE PERIODS SHOWN IN THE CHART FOR CLASS II OF GOVERNMENT
PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS    1.36%     (QUARTER
ENDED    DECEMBER 31, 1997    ) AND THE LOWEST RETURN FOR A QUARTER
WAS    1.15%     (QUARTER ENDED JUNE 30, 1999).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 2000 FOR CLASS II OF
GOVERNMENT PORTFOLIO WAS    1.38%.

DOMESTIC PORTFOLIO - CLASS II


Calendar Years              1996   1997   1998   1999

                            5.26%  5.43%  5.38%  5.04%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: 5.26
Row: 8, Col: 1, Value: 5.430000000000001
Row: 9, Col: 1, Value: 5.38
Row: 10, Col: 1, Value: 5.04

DURING THE PERIODS SHOWN IN THE CHART FOR CLASS II OF DOMESTIC
PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS    1.37%     (QUARTER
ENDED    DECEMBER 31, 1999    ) AND THE LOWEST RETURN FOR A QUARTER
WAS    1.16%     (QUARTER ENDED    JUNE 30, 1999    ).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 2000 FOR CLASS II OF DOMESTIC
PORTFOLIO WA   S 1.42%.

MONEY MARKET PORTFOLIO -
CLASS II


Calendar Years              1996   1997   1998   1999

                            5.30%  5.46%  5.40%  5.06%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: 5.3
Row: 8, Col: 1, Value: 5.46
Row: 9, Col: 1, Value: 5.4
Row: 10, Col: 1, Value: 5.06

DURING THE PERIODS SHOWN IN THE CHART FOR CLASS II OF MONEY MARKET
PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS    1.37%     (QUARTER
ENDED    DECEMBER 31, 1997    ) AND THE LOWEST RETURN FOR A QUARTER
WAS    1.17%     (QUARTER ENDED    JUNE 30, 1999    ).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 2000 FOR CLASS II OF MONEY
MARKET PORTFOLIO WA   S 1.43%.

TAX-EXEMPT PORTFOLIO - CLASS II


Calendar Years              1996   1997   1998   1999

                            3.25%  3.44%  3.24%  3.05%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: 3.25
Row: 8, Col: 1, Value: 3.44
Row: 9, Col: 1, Value: 3.24
Row: 10, Col: 1, Value: 3.05

DURING THE PERIODS SHOWN IN THE CHART FOR CLASS II OF TAX-EXEMPT
PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS    0.90%     (QUARTER
ENDED    JUNE 30, 1997    ) AND THE LOWEST RETURN FOR A QUARTER WAS
   0.66%     (QUARTER ENDED    MARCH 31, 1999    ).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 2000 FOR CLASS II OF
TAX-EXEMPT PORTFOLIO WAS    0.83    %.

AVERAGE ANNUAL RETURNS

For the periods ended            Past 1 year  Life of class
December 31, 1999

Treasury Only Portfolio -         4.59%        4.95%A
Class II

Treasury Portfolio - Class II     4.75%        5.14%A

Government Portfolio - Class II   4.94%        5.24%A

Domestic Portfolio - Class II     5.04%        5.29%A

Money Market Portfolio -          5.06%        5.32%A
Class II

Tax-Exempt Portfolio - Class II   3.05%        3.26%A


   A FROM NOVEMBER 6, 1995.

If FMR had not reimbursed certain class expenses during these periods,
   each fund's     Class II returns would have been lower.

FEE TABLE

The following table describes the fees and expenses that are incurred when you buy, hold, or sell Class II shares of a fund. The annual class operating expenses provided below for Class II do not reflect the effect of any expense reimbursements during the period.

SHAREHOLDER FEES (PAID BY THE INVESTOR DIRECTLY)

                              Class II

Sales charge (load) on        None
purchases and reinvested
distributions

Deferred sales charge (load)  None
on redemptions

ANNUAL CLASS OPERATING EXPENSES (PAID FROM CLASS ASSETS)

                                                       Class II

TREASURY ONLY PORTFOLIO  Management fee                0.20%

                         Distribution and Service      0.15%
                         (12b-1) fee

                         Other expenses                0.05%

                         Total annual class operating  0.40%
                         expensesA

TREASURY PORTFOLIO       Management fee                0.20%

                         Distribution and Service      0.15%
                         (12b-1) fee

                         Other expenses                0.04%

                         Total annual class operating  0.39%
                         expensesA

GOVERNMENT PORTFOLIO     Management fee                0.20%

                         Distribution and Service      0.15%
                         (12b-1) fee

                         Other expenses                0.06%

                         Total annual class operating  0.41%
                         expensesA

DOMESTIC PORTFOLIO       Management fee                0.20%

                         Distribution and Service      0.15%
                         (12b-1) fee

                         Other expenses                0.06%

                         Total annual class operating  0.41%
                         expensesA

MONEY MARKET PORTFOLIO   Management fee                0.20%

                         Distribution and Service      0.15%
                         (12b-1) fee

                         Other expenses                0.05%

                         Total annual class operating  0.40%
                         expensesA

TAX-EXEMPT PORTFOLIO     Management fee                0.20%

                         Distribution and Service      0.15%
                         (12b-1) fee

                         Other expenses                0.05%

                         Total annual class operating  0.40%
                         expensesA


A FMR HAS VOLUNTARILY AGREED TO REIMBURSE CLASS II OF EACH FUND TO THE EXTENT THAT TOTAL OPERATING EXPENSES (EXCLUDING INTEREST, TAXES, BROKERAGE COMMISSIONS, EXTRAORDINARY EXPENSES AND 12B-1 FEES), AS A
PERCENTAGE OF    ITS     AVERAGE NET ASSETS, EXCEED 0.20%
(   0.1    8% FOR MONEY MARKET PORTFOLIO). THESE ARRANGEMENTS CAN BE
   DISCONTINUED     BY FMR AT ANY TIME.

This EXAMPLE helps you compare the cost of investing in the funds with the cost of investing in other mutual funds.

Let's say, hypothetically, that Class II's annual return is 5% and that your shareholder fees and Class II's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total
expenses if you close your account    at the end of each time period
    indicated:


                                   Class II

TREASURY ONLY PORTFOLIO  1 year    $ 41

                         3 years   $ 128

                         5 years   $ 224

                         10 years  $ 505

TREASURY PORTFOLIO       1 year    $ 40

                         3 years   $ 125

                         5 years   $ 219

                         10 years  $ 493

GOVERNMENT PORTFOLIO     1 year    $ 42

                         3 years   $ 132

                         5 years   $ 230

                         10 years  $ 518

DOMESTIC PORTFOLIO       1 year    $ 42

                         3 years   $ 132

                         5 years   $ 230

                         10 years  $ 518

MONEY MARKET PORTFOLIO   1 year    $ 41

                         3 years   $ 128

                         5 years   $ 224

                         10 years  $ 505

TAX-EXEMPT PORTFOLIO     1 year    $ 41

                         3 years   $ 128

                         5 years   $ 224

                         10 years  $ 505



FUND BASICS


INVESTMENT DETAILS

INVESTMENT OBJECTIVE

TREASURY ONLY PORTFOLIO seeks as high a level of current income as is consistent with the security of principal and liquidity.

PRINCIPAL INVESTMENT STRATEGIES

FMR invests the fund's assets in U.S. Treasury securities. FMR does not enter into repurchase agreements or reverse repurchase agreements for the fund. FMR normally invests the fund's assets in securities whose interest is specifically exempt from state and local income taxes under federal law; such interest is not exempt from federal income tax.

In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

INVESTMENT OBJECTIVE

TREASURY PORTFOLIO seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

PRINCIPAL INVESTMENT STRATEGIES

FMR invests the fund's assets in U.S. Treasury securities and repurchase agreements for those securities. FMR does not enter into reverse repurchase agreements for the fund.

FMR generally intends to maintain the fund's dollar-weighted average maturity at 60 days or less.

In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

INVESTMENT OBJECTIVE

GOVERNMENT PORTFOLIO seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

PRINCIPAL INVESTMENT STRATEGIES

FMR invests the fund's assets in U.S. Government securities and repurchase agreements for those securities. FMR also may enter into reverse repurchase agreements for the fund.

FMR generally intends to maintain the fund's dollar-weighted average maturity at 60 days or less.

In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

INVESTMENT OBJECTIVE

DOMESTIC PORTFOLIO seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

PRINCIPAL INVESTMENT STRATEGIES

FMR invests the fund's assets in U.S. dollar-denominated money market securities of domestic issuers rated in the highest category by at least two nationally recognized rating services, U.S. Government securities and repurchase agreements. FMR also may enter into reverse repurchase agreements for the fund.

FMR will invest more than 25% of the fund's total assets in the financial services industry.

FMR generally intends to maintain the fund's dollar-weighted average maturity at 60 days or less.

In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

INVESTMENT OBJECTIVE

MONEY MARKET PORTFOLIO seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

PRINCIPAL INVESTMENT STRATEGIES

FMR invests the fund's assets in the highest-quality U.S. dollar-denominated money market securities of domestic and foreign issuers, U.S. Government securities, and repurchase agreements. FMR also may enter into reverse repurchase agreements for the fund. Securities are "highest-quality" if rated in the highest category by at least two nationally recognized rating services or by one if only one rating service has rated a security, or, if unrated, determined to be of equivalent quality by FMR.

FMR will invest more than 25% of the fund's total assets in the financial services industry.

In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

INVESTMENT OBJECTIVE

TAX-EXEMPT PORTFOLIO seeks to obtain as high a level of interest income exempt from federal income tax as is consistent with a portfolio of high-quality, short-term municipal obligations selected on the basis of liquidity and stability of principal.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests the fund's assets in the highest-quality municipal money market securities. Securities are "highest-quality" if rated in the highest category by at least one nationally recognized rating service and in one of the two highest categories by another rating service if rated by more than one, or, if unrated, determined to be of equivalent quality to the highest category by FMR.

FMR normally invests the fund's assets so that at least 80% of the fund's income distributions is exempt from federal income tax. FMR does not currently intend to invest the fund's assets in municipal securities whose interest is subject to federal income tax or in municipal securities whose interest is subject to the federal alternative minimum tax.

FMR may invest more than 25% of the fund's total assets in municipal securities that finance similar projects, such as those relating to education, health care, transportation, and utilities.

In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

DESCRIPTION OF PRINCIPAL SECURITY TYPES

MONEY MARKET SECURITIES are high-quality, short-term securities that pay a fixed, variable, or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features, which have the effect of shortening the security's maturity. Taxable money market securities include bank certificates of deposit, bank acceptances, bank time deposits, notes, commercial paper and U.S. Government securities. Municipal money market securities include variable rate demand notes, commercial paper, and municipal notes.

U.S. GOVERNMENT SECURITIES are high-quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security.

A REPURCHASE AGREEMENT is an agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed-upon price.

MUNICIPAL SECURITIES are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance.

PRINCIPAL INVESTMENT RISKS

Many factors affect each fund's performance. A fund's yield will change daily based on changes in interest rates and other market conditions. Although each fund is managed to maintain a stable $1.00 share price, there is no guarantee that the fund will be able to do so. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of a fund's investments could cause the fund's share price to decrease. It is important to note that neither the funds' share prices nor their yields are guaranteed by the U.S. Government.

The following factors    can     significantly affect a fund's
performance:

MUNICIPAL MARKET VOLATILITY. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation, and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

INTEREST RATE CHANGES. Money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and the securities of issuers in the financial services sector can be more sensitive to interest rate changes. Short-term securities tend to react to changes in short-term interest rates.

FOREIGN EXPOSURE. Issuers located in foreign countries and entities located in foreign countries that provide credit support or a maturity-shortening structure can involve increased risks. Extensive public information about the issuer or provider may not be available and unfavorable political, economic, or governmental developments could affect the value of the security.

FINANCIAL SERVICES EXPOSURE. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the financial services sector can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

ISSUER-SPECIFIC CHANGES. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value. In addition, if the structure of a security fails to function as intended, interest from the security could become taxable or the security could decline in value.

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for Tax-Exempt Portfolio for defensive purposes. If FMR does so, different factors could affect Tax-Exempt Portfolio's performance, and the fund
   could     distribute income subject to federal income tax.

FUNDAMENTAL INVESTMENT POLICIES

The policies discussed below are fundamental, that is, subject to change only by shareholder approval.

TREASURY ONLY PORTFOLIO seeks as high a level of current income as is consistent with the security of principal and liquidity, and to maintain a constant net asset value per share (NAV) of $1.00.

TREASURY PORTFOLIO seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

GOVERNMENT PORTFOLIO seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

DOMESTIC PORTFOLIO seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

MONEY MARKET PORTFOLIO seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

TAX-EXEMPT PORTFOLIO seeks to obtain as high a level of interest income exempt from federal income tax as is consistent with a portfolio of high-quality, short-term municipal obligations selected on the basis of liquidity and stability of principal. The fund, under normal conditions, will invest so that at least 80% of its income distributions is exempt from federal income tax.

VALUING SHARES

The funds are open for business each day that the Federal Reserve Bank
of New York (New York Fed)   ,     the New York Stock Exchange (NYSE),
and the principal bond markets (as recommended by the Bond Market
Association) are open.

A class's NAV is the value of a single share. Fidelity normally calculates Class II's NAV each business day as of the time indicated in the table below. However, NAV may be calculated earlier as permitted by the Securities and Exchange Commission (SEC). Each fund's assets are valued as of this time for the purpose of computing Class II's NAV.

Fund                     NAV Calculation Times
                         (Eastern Time)

Treasury Only Portfolio   2:00 p.m.

Treasury Portfolio        5:00 p.m.

Government Portfolio      5:00 p.m.

Domestic Portfolio        5:00 p.m.

Money Market Portfolio    3:00 p.m.

Tax-Exempt Portfolio      12:00 noon

To the extent that each fund's assets are traded in other markets on
days when the        New York Fed, the NYSE, or the principal bond
markets (as recommended by the Bond Market Association) are closed, the value of the fund's assets may be affected on days when the fund is not open for business.

Each fund's assets are valued on the basis of amortized cost.

SHAREHOLDER INFORMATION


BUYING AND SELLING SHARES

GENERAL INFORMATION

For account, product and service information, please call    your
Fidelity client services representative or     1-800-843-3001 (8:30
a.m. - 7:00 p.m. Eastern time, Monday through Friday).

Please use the following addresses:

BUYING OR SELLING SHARES

Fidelity Investments(registered trademark)
P.O. Box 770002
Cincinnati, OH 45277-0081

OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH2A
Hebron, KY 41048

You may buy or sell Class II shares of the funds through a retirement account or an investment professional. When you invest through a retirement account or an investment professional, the procedures for buying, selling, and exchanging Class II shares of a fund and the account features and policies may differ. Additional fees may also apply to your investment in Class II shares of a fund, including a transaction fee if you buy or sell Class II shares of the fund through a broker or other investment professional.

Certain methods of contacting Fidelity, such as by telephone, may be unavailable or delayed (for example, during periods of unusual market activity).

BUYING SHARES

The price to buy one share of the class is the class's NAV. The class's shares are sold without a sales charge.

Your shares will be bought at the next NAV calculated after your order is received in proper form.

It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.

Short-term or excessive trading into and out of a fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, a fund may reject any purchase orders, including exchanges, particularly from market timers or investors who, in FMR's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to that fund. For these purposes, FMR may consider an investor's trading history in that fund or other Fidelity funds, and accounts under common ownership or control.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

When you place an order to buy shares, note the following:

(small solid bullet) You are advised to place your trades as early in the day as possible and to provide Fidelity with advance notice of large purchases.

(small solid bullet) All of your purchases must be made by federal funds wire; checks and Automated Clearing House System (ACH) payments will not be accepted.

(small solid bullet) All wires must be received in proper form by Fidelity at the applicable fund's designated wire bank before the close of the Federal Reserve Wire System on the day of purchase or you could be liable for any losses or fees a fund or Fidelity has incurred or for interest and penalties.

MINIMUMS

TO OPEN AN ACCOUNT  $1,000,000A

MINIMUM BALANCE     $1,000,000

A THE MINIMUM INITIAL INVESTMENT OF $1 MILLION MAY BE WAIVED IF YOUR AGGREGATE BALANCE IN THE FIDELITY INSTITUTIONAL MONEY MARKET FUNDS IS GREATER THAN $10 MILLION. PLEASE CONTACT FIDELITY FOR MORE INFORMATION REGARDING THIS WAIVER.

KEY INFORMATION

PHONE                        TO OPEN AN ACCOUNT
                             (small solid bullet) Exchange
                             from the same class of any
                             fund offered through this
                             prospectus. Call your
                             investment professional or,
                             if you trade directly
                             through Fidelity, call your
                             Fidelity client services
                             representative or
                             1-800-843-3001.

                             TO ADD TO AN ACCOUNT
                             (small solid bullet) Exchange
                             from the same class of any
                             fund offered through this
                             prospectus. Call your
                             investment professional or,
                             if you trade directly
                             through Fidelity, call your
                             Fidelity client services
                             representative or
                             1-800-843-3001.

MAIL FIDELITY INVESTMENTS    TO OPEN AN ACCOUNT
P.O. BOX 770002 CINCINNATI,  (small solid bullet) Complete
OH 45277-0081                and sign the account
                             application. Mail to the
                             address indicated at left.
                             (small solid bullet) Exchange
                             from the same class of any
                             fund offered through this
                             prospectus. Send a letter of
                             instruction to your
                             investment professional or
                             to the address at left,
                             including your name, the
                             funds' names, the applicable
                             class names, the fund
                             account numbers, and the
                             dollar amount or number of
                             shares to be exchanged.

                             TO ADD TO AN ACCOUNT
                             (small solid bullet) Exchange
                             from the same class of any
                             fund offered through this
                             prospectus. Send a letter of
                             instruction to your
                             investment professional or
                             to the address at left,
                             including your name, the
                             funds' names, the applicable
                             class names, the fund
                             account numbers, and the
                             dollar amount or number of
                             shares to be exchanged.

IN PERSON                    TO OPEN AN ACCOUNT
                             (small solid bullet) Bring
                             your application and wire
                             instructions to your
                             investment professional.

                             TO ADD TO AN ACCOUNT
                             (small solid bullet) Bring
                             your wire instructions to
                             your investment professional.

WIRE                         TO OPEN AN ACCOUNT
                             (small solid bullet) Call
                             your investment professional
                             or, if you trade directly
                             through Fidelity, call your
                             Fidelity client services
                             representative or
                             1-800-843-3001 to set up
                             your account and to arrange
                             a wire transaction.
                             (small solid bullet) Wire to:
                             The Bank of New York, Bank
                             Routing # 021000018, Account
                             # 8900118245.
                             (small solid bullet) Specify
                             the complete name of the
                             fund, note the applicable
                             class, and include your new
                             fund account number and your
                             name.

                             TO ADD TO AN ACCOUNT
                             (small solid bullet) Call
                             your investment professional
                             or, if you trade directly
                             through Fidelity, call your
                             Fidelity client services
                             representative or
                             1-800-843-3001.
                             (small solid bullet) Wire to:
                             The Bank of New York, Bank
                             Routing # 021000018, Account
                             # 8900118245.
                             (small solid bullet) Specify
                             the complete name of the
                             fund, note the applicable
                             class, and include your fund
                             account number and your name.


SELLING SHARES

The price to sell one share of the class is the class's NAV.

Your shares will be sold at the next NAV calculated after your order is received in proper form.

It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.

Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

(small solid bullet)    Y    our account registration has changed
within    the last 15 or     30 days,    depending on your
account    ; or

(small solid bullet) The redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

(small solid bullet) If you are selling some but not all of your shares, leave at least $1,000,000 worth of shares in the account to keep it open, except accounts not subject to account minimums.

(small solid bullet) You are advised to place your trades as early in the day as possible and to provide Fidelity with advance notice of large redemptions.

(small solid bullet) Normally, Fidelity will process redemptions on the same business day, but Fidelity may take up to seven days to process redemptions if making immediate payment would adversely affect a fund.

(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

(small solid bullet) Redemption proceeds may be paid in securities or
other    property     rather than in cash if    FMR     determines it
is in the best interests of a fund.


KEY INFORMATION

PHONE                        (small solid bullet) Call
                             your investment professional
                             or, if you trade directly
                             through Fidelity, call your
                             Fidelity client services
                             representative or
                             1-800-843-3001 to initiate a
                             wire transaction.

                             (small solid bullet) Exchange
                             to the same class of another
                             fund offered through this
                             prospectus. Call your
                             investment professional or,
                             if you trade directly
                             through Fidelity, call your
                             Fidelity client services
                             representative or
                             1-800-843-3001.

MAIL FIDELITY INVESTMENTS    (small solid bullet) Send a
P.O. BOX 770002 CINCINNATI,  letter of instruction to
OH 45277-0081                your investment professional
                             or to the address at left,
                             including the firm's name,
                             the fund's name, the class
                             name, the firm's fund
                             account number, your
                             address, and the dollar
                             amount or number of shares
                             to be sold. At least one
                             person authorized by
                             corporate resolution to act
                             on the account must sign the
                             letter of instruction.

                             (small solid bullet) Include
                             a corporate resolution with
                             corporate seal or a
                             signature guarantee.

IN PERSON                    (small solid bullet) Bring a
                             letter of instruction to
                             your investment
                             professional. At least one
                             person authorized by
                             corporate resolution to act
                             on the account must sign the
                             letter of instruction.

                             (small solid bullet) Include
                             a corporate resolution with
                             corporate seal or a
                             signature guarantee.


EXCHANGING SHARES

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a Class II shareholder you have the privilege of exchanging Class II shares of a fund for Class II shares of another fund offered through this prospectus.

However, you should note the following policies and restrictions governing exchanges:

(small solid bullet) The fund or class you are exchanging into must be available for sale in your state.

(small solid bullet) You may exchange only between accounts that are registered in the same name, address, and taxpayer identification number.

(small solid bullet) Before exchanging into a fund or class, read its prospectus.

(small solid bullet) Exchanges may have tax consequences for you.

(small solid bullet) Currently, there is no limit on the number of exchanges out of a fund.

(small solid bullet) Each fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

The funds may terminate or modify the exchange privileges in the future.

ACCOUNT FEATURES AND POLICIES

FEATURES

The following feature is available to buy and sell shares of the funds.

WIRE
TO PURCHASE AND SELL SHARES VIA THE FEDERAL RESERVE WIRE SYSTEM.

(small solid bullet) You must sign up for the wire feature before using it. Complete the appropriate section on the application when opening your account.

(small solid bullet) Call your investment professional or, if you
trade directly through Fidelity, call    your Fidelity client services
representative or     1-800-843-3001 before your first use to verify
that this feature is set up on your account.

(small solid bullet) To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.

(small solid bullet) To change the bank account designated to receive redemption proceeds at any time prior to making a redemption request, you should send a letter of instruction, including a signature guarantee, to your investment professional or, if you trade directly through Fidelity, to the address found in "General Information."

POLICIES

The following policies apply to you as a shareholder.

STATEMENTS AND REPORTS that Fidelity sends to you include the following:

(small solid bullet) Confirmation statements (after transactions affecting your account balance except reinvestment of distributions in the fund).

(small solid bullet) Monthly or quarterly account statements
(detailing account balances and all transactions completed during the prior month or quarter).

(small solid bullet) Financial reports (every six months).

To reduce expenses, only one copy of most financial reports and prospectuses will be mailed, even if you have more than one account in a fund. Call Fidelity at 1-888-622-3175 if you need additional copies of financial reports or prospectuses.

You may initiate many TRANSACTIONS BY TELEPHONE OR ELECTRONICALLY. Fidelity will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

When you sign your ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.

If your ACCOUNT BALANCE falls below $1,000,000 (except accounts not subject to account minimums), you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity may close your account and send the proceeds to you. Your shares will be sold at the NAV on the day your account is closed.

Fidelity may charge a FEE FOR CERTAIN SERVICES, such as providing historical account documents.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Each fund earns interest, dividends, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund may also realize capital gains from its investments, and distributes these gains (less losses), if any, to shareholders as capital gain distributions.

Distributions you receive from each fund consist primarily of dividends. Each fund normally declares dividends daily and pays them monthly.

Dividends declared for each of Treasury Portfolio, Government
Portfolio, and Domestic Portfolio are based on estimates of income for the fund. Actual income may differ from estimates, and differences, if any, will be included in the calculation of subsequent dividends.

You may request to have dividends relating to Class II shares redeemed from an account closed during the month paid when the account is closed. Each fund reserves the right to limit this service.

EARNING DIVIDENDS

Shares purchased by contacting Fidelity prior to the fund's close of business with receipt of the wire in proper form before the close of the Federal Reserve Wire System on that day, generally begin to earn dividends on the day of purchase.

However, on any day that the principal bond markets close early (as
recommended by the Bond Market Association)        or the New York
Fed        closes early, a class may advance the time on that day by
which wire purchase orders must be placed so that shares earn dividends on the day of purchase.

Shares generally earn dividends through the day prior to the day of redemption. However, on any day that the principal bond markets close early (as recommended by the Bond Market Association) or the
    New York Fed        closes early, a class may set a time after
which shares earn dividends until, but not including, the next business day following the day of redemption.

DISTRIBUTION OPTIONS

When you open an account, specify on your application how you want to receive your distributions. The following options may be available for Class II's distributions:

1. REINVESTMENT OPTION. Your dividends and capital gain distributions, if any, will be automatically reinvested in additional Class II shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.

2. CASH OPTION. Your dividends and capital gain distributions, if any, will be paid in cash.

Not all distribution options are available for every account. If the option you prefer is not listed on your account application, or if you want to change your current option, contact your investment professional directly or call Fidelity.

TAX CONSEQUENCES

As with any investment, your investment in a fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Distributions you receive from Treasury Only Portfolio, Treasury
Portfolio, Government Portfolio, Domestic Portfolio, and Money Market Portfolio (the taxable funds) are subject to federal income tax, and may also be subject to state or local taxes.

   Tax-Exempt Portfolio (the municipal fun    d) seeks to earn income
and pay dividends exempt from federal income tax.

Income exempt from federal income tax may be subject to state or local
   tax    . A portion of        the dividends you receive    from the
municipal fund may be subject to federal and state income taxes. You may also receive taxable distributions attributable to the municipal
fund's sale of municipal bon    ds.

For federal tax purposes, each taxable fund's dividends    and each
fund's distributions of short-term capital gains and gains on bonds characterized as market discount are taxable to you as ordinary
income.     Each fund's distributions of long-term capital gains, if
any, are taxable to you generally as capital gains    for federal tax
purposes.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option. If you elect to receive distributions in cash, you will receive certain December distributions in January, but those distributions will be taxable as if you received them on December 31.

FUND SERVICES


FUND MANAGEMENT

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is each fund's manager.

As of    March 31, 2000    , FMR had approximately    $639.1
billio    n in discretionary assets under management.

As the manager, FMR is responsible for choosing each fund's investments and handling its business affairs.

Fidelity Investments Money Management, Inc. (FIMM), in Merrimack, New Hampshire, serves as sub-adviser for each fund. FIMM is primarily responsible for choosing investments for each fund.

FIMM is an affiliate of FMR. As of    March 31, 2000    , FIMM had
approximate   ly $206.8     billion in discretionary assets under
management.

   From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

   E    ach fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month.

Each fund's annual management fee rate is 0.20% of its average net assets.

   For the fiscal year ended March 31, 2000, Money Market Portfolio paid a management fee of 0.18% of the fund's average net assets, after reimbursement.

FMR pays FIMM for providing    sub-advisory     services.

FMR may, from time to time, agree to reimburse a class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements,
which may be    discontinued     by FMR at any time, can decrease a
class's expenses and boost its performance.

FUND DISTRIBUTION

Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio.

Fidelity Distributors Corporation (FDC) distributes the class's shares.

Class II of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class II of each fund is authorized to pay FDC a monthly 12b-1 fee as compensation for providing services intended to result in the sale of Class II shares and/or shareholder support services. Class II of each fund currently pays FDC a monthly 12b-1 fee at an annual
rate of    0.15    % of its average net assets throughout the month.

FDC may reallow to intermediaries (such as banks,
broker-dealers   ,     and other service-providers)   , including its
affiliates     up to the full amount of the Class II 12b-1 fee, for
providing services intended to result in the sale of Class II shares and/or shareholder support services.

In addition,    each     Class II plan specifically recognizes that
FMR may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of Class II shares
and/or shareholder support services, including payments    of
significant amounts     made to intermediaries that provide those
services. Currently, the Board of Trustees of    each     fund has
authorized such payments for Class II.

   Because 12b-1 fees are paid out of the class's assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

To receive payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.

FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of a fund, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related statement of additional information (SAI), in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

APPENDIX


FINANCIAL HIGHLIGHTS

The financial highlights t   ables ar    e intended to help you
understand Class II's financial history for the period of the class's operations. Certain information reflects financial results for a
single class share. T   he total returns in the table represent the
rate that an investor would have earned (or lost) on an investment in the class (assuming reinvestment of all dividends and
distribution    s). This information has been audited by    Deloitte &
Touche LLP (2000 annual information only),     independent
accountants, whose report, along with each fund's financial highlights
and financial statements, are included in    each     fund's annual
report.    Annual information prior to 2000 was audited by
PricewaterhouseCoopers LLP.     A free copy of the annual report is
available upon request.

   TREASURY ONLY PORTFOLIO - CLASS II


Years ended March 31,            2000      1999      1998      1997      1996 F

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000
period

Income from Investment
Operations

 Net interest income              .047      .047      .051      .049      .020

Less Distributions

 From net interest income         (.047)    (.047)    (.051)    (.049)    (.020)

Net asset value, end of period   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000

TOTAL RETURN B, C                 4.83%     4.84%     5.18%     5.01%     2.04%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 52,450  $ 57,776  $ 36,847  $ 56,502  $ 102
(000 omitted)

Ratio of expenses to average      .35% D    .35% D    .35% D    .35% D    .35% A, D
net assets

Ratio of expenses to average      .35%      .35%      .35%      .34% E    .35% A
net assets after expense
reductions

Ratio of net interest income      4.73%     4.73%     5.05%     4.94%     5.03% A
to average net assets



   A ANNUALIZED
   B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
   C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
   E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'S
EXPENSES.
   F FOR THE PERIOD NOVEMBER 6, 1995 (COMMENCEMENT OF SALE OF CLASS II SHARES) TO MARCH 31, 1996.

   TREASURY PORTFOLIO - CLASS II


Years ended March 31,            2000       1999       1998       1997      1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000    $ 1.000    $ 1.000    $ 1.000   $ 1.000
period

Income from Investment
Operations

 Net interest income              .049       .049       .053       .050      .021

Less Distributions

 From net interest income         (.049)     (.049)     (.053)     (.050)    (.021)

Net asset value, end of period   $ 1.000    $ 1.000    $ 1.000    $ 1.000   $ 1.000

TOTAL RETURN B, C                 4.97%      5.03%      5.40%      5.14%     2.14%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 473,503  $ 372,734  $ 410,383  $ 89,801  $ 40,470
(000 omitted)

Ratio of expenses to average      .35% D     .35% D     .35% D     .35% D    .35% A, D
net assets

Ratio of net interest income      4.89%      4.91%      5.25%      5.01%     5.18% A
to average net assets



   A ANNUALIZED
   B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
   C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
   E FOR THE PERIOD NOVEMBER 6, 1995 (COMMENCEMENT OF SALE OF CLASS II SHARES) TO MARCH 31, 1996.

   GOVERNMENT PORTFOLIO - CLASS II


Years ended March 31,            2000       1999       1998       1997       1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000
period

Income from Investment
Operations

 Net interest income              .050       .050       .053       .051       .021

Less Distributions

 From net interest income         (.050)     (.050)     (.053)     (.051)     (.021)

Net asset value, end of period   $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000

TOTAL RETURN B, C                 5.17%      5.16%      5.45%      5.22%      2.16%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 507,409  $ 419,679  $ 151,951  $ 108,636  $ 102
(000 omitted)

Ratio of expenses to average      .35% D     .35% D     .35% D     .35% D     .35% A, D
net assets

Ratio of net interest income      5.10%      4.94%      5.32%      5.10%      5.33% A
to average net assets



   A ANNUALIZED
   B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
   C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
   E FOR THE PERIOD NOVEMBER 6, 1995 (COMMENCEMENT OF SALE OF CLASS II SHARES) TO MARCH 31, 1996.

   DOMESTIC PORTFOLIO - CLASS II


Years ended March 31,            2000       1999       1998      1997     1996E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000    $ 1.000    $ 1.000   $ 1.000  $ 1.000
period

Income from Investment
Operations

 Net interest income              .052       .051       .054      .051     .021

Less Distributions

 From net interest income         (.052)     (.051)     (.054)    (.051)   (.021)

Net asset value, end of period   $ 1.000    $ 1.000    $ 1.000   $ 1.000  $ 1.000

TOTAL RETURN B, C                 5.29%      5.22%      5.49%     5.24%    2.15%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 315,890  $ 324,648  $ 34,455  $ 4,235  $ 2,105
(000 omitted)

Ratio of expenses to average      .35% D     .35% D     .35% D    .35% D   .35% A, D
net assets

Ratio of net interest income      5.21%      4.92%      5.36%     5.10%    5.20% A
to average net assets



   A ANNUALIZED
   B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
   C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
   E FOR THE PERIOD NOVEMBER 6, 1995 (COMMENCEMENT OF SALE OF CLASS II SHARES) TO MARCH 31, 1996.

   MONEY MARKET PORTFOLIO - CLASS II


Years ended March 31,            2000       1999      1998      1997       1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000    $ 1.000   $ 1.000   $ 1.000    $ 1.000
period

Income from Investment
Operations

 Net interest income              .052       .051      .054      .051       .022

Less Distributions

 From net interest income         (.052)     (.051)    (.054)    (.051)     (.022)

Net asset value, end of period   $ 1.000    $ 1.000   $ 1.000   $ 1.000    $ 1.000

TOTAL RETURN B, C                 5.31%      5.24%     5.52%     5.27%      2.17%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 199,551  $ 89,741  $ 85,990  $ 167,583  $ 64,200
(000 omitted)

Ratio of expenses to average      .33% D     .33% D    .33% D    .33% D     .33% A, D
net assets

Ratio of net interest income      5.17%      5.13%     5.39%     5.16%      5.29% A
to average net assets



   A ANNUALIZED
   B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
   C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
   E FOR THE PERIOD NOVEMBER 6, 1995 (COMMENCEMENT OF SALE OF CLASS II SHARES) TO MARCH 31, 1996.

   TAX-EXEMPT PORTFOLIO - CLASS II


Years ended March 31,            2000      1999      1998      1997      1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000
period

Income from Investment
Operations

 Net interest income              .032      .031      .034      .032      .013

Less Distributions

 From net interest income         (.032)    (.031)    (.034)    (.032)    (.013)

Net asset value, end of period   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000

TOTAL RETURN B, C                 3.22%     3.13%     3.44%     3.25%     1.34%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 25,937  $ 23,579  $ 30,829  $ 60,247  $ 968
(000 omitted)

Ratio of expenses to average      .35% D    .35% D    .35% D    .35% D    .35% A, D
net assets

Ratio of net interest income      3.13%     3.05%     3.41%     3.21%     3.17% A
to average net assets



   A ANNUALIZED
   B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
   C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
   E FOR THE PERIOD NOVEMBER 6, 1995 (COMMENCEMENT OF SALE OF CLASS II SHARES) TO MARCH 31, 1996.


You can obtain additional information about the funds. The funds' SAI includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports include a discussion of the fund's holdings and performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-888-622-3175.

   The SAI, the funds' annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.

   INVESTMENT COMPANY ACT OF 1940, FILE NUMBER, 811-3320

Fidelity, Fidelity Investments & (Pyramid) Design   ,     and
F   idelity Investments     are registered trademarks of FMR Corp.

   1    .702221.102                                    IMMII-pro-0500


Like securities of all mutual
funds, these securities have
not been approved or
disapproved by the
Securities and Exchange
Commission, and the
Securities and Exchange
Commission has not
determined if this
prospectus is accurate or
complete. Any
representation to the
contrary is a criminal
offense.

FIDELITY(registered trademark)
INSTITUTIONAL MONEY MARKET
FUNDS

TREASURY ONLY PORTFOLIO
CLASS III
(Fund 543, C   USIP 233809888)

TREASURY PORTFOLIO
CLASS III
(Fund 69   6, CUSIP 316175884)

GOVERNMENT PORTFOLIO
CLASS III
(Fund 657,    CUSIP 316175603)

DOMESTIC PORTFOLIO
CLASS III
(Fund 691, CUSI   P 316175876)

MONEY MARKET PORTFOLIO
CLASS III
(Fund 659,    CUSIP 316175702)

TAX-EXEMPT PORTFOLIO
CLASS III
(Fund 684,    CUSIP 316176304)

PROSPECTUS
MAY 25,    2000

(FIDELITY_LOGO_GRAPHIC)(registered trademark)
82 DEVONSHIRE STREET, BOSTON, MA 02109

CONTENTS


FUND SUMMARY             2   INVESTMENT SUMMARY

                         4   PERFORMANCE

                         8   FEE TABLE

FUND BASICS              12  INVESTMENT DETAILS

                         14  VALUING SHARES

SHAREHOLDER INFORMATION  14  BUYING AND SELLING SHARES

                         19  EXCHANGING SHARES

                         20  ACCOUNT FEATURES AND POLICIES

                         20  DIVIDENDS AND CAPITAL GAIN
                             DISTRIBUTIONS

                         20  TAX CONSEQUENCES

FUND SERVICES            21  FUND MANAGEMENT

                         21  FUND DISTRIBUTION

APPENDIX                 21  FINANCIAL HIGHLIGHTS

FUND SUMMARY


INVESTMENT SUMMARY

INVESTMENT OBJECTIVE

TREASURY ONLY PORTFOLIO seeks as high a level of current income as is consistent with the security of principal and liquidity.

PRINCIPAL INVESTMENT STRATEGIES

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

(small solid bullet) Investing in U.S. Treasury securities.

(small solid bullet)    Normally     investing in securities whose
interest is exempt from state and local income taxes.

(small solid bullet) Investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a money market security to decrease.

(small solid bullet) ISSUER-SPECIFIC CHANGES. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

INVESTMENT OBJECTIVE

TREASURY PORTFOLIO seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing in U.S. Treasury securities and repurchase agreements for those securities.

(small solid bullet) Generally maintaining a dollar-weighted average maturity at 60 days or less.

(small solid bullet) Investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a money market security to decrease.

(small solid bullet) ISSUER-SPECIFIC CHANGES. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

INVESTMENT OBJECTIVE

GOVERNMENT PORTFOLIO seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing in U.S. Government securities and repurchase agreements for those securities, and entering into reverse repurchase agreements.

(small solid bullet) Generally maintaining a dollar-weighted average maturity at 60 days or less.

(small solid bullet) Investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a money market security to decrease.

(small solid bullet) ISSUER-SPECIFIC CHANGES. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

INVESTMENT OBJECTIVE

DOMESTIC PORTFOLIO seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing in U.S. dollar-denominated money market securities of domestic issuers rated in the highest category by at least two nationally recognized rating services, U.S. Government securities and repurchase agreements, and entering into reverse repurchase agreements.

(small solid bullet) Investing more than 25% of total assets in the financial services industry.

(small solid bullet) Generally maintaining a dollar-weighted average maturity at 60 days or less.

(small solid bullet) Investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a money market security to decrease.

(small solid bullet) FOREIGN EXPOSURE. Entities located in foreign countries that provide credit support or a maturity-shortening structure can be affected by adverse political, regulatory, market or economic developments in those countries.

(small solid bullet) FINANCIAL SERVICES EXPOSURE. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector.

(small solid bullet) ISSUER-SPECIFIC CHANGES. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

INVESTMENT OBJECTIVE

MONEY MARKET PORTFOLIO seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing in U.S. dollar-denominated money market securities of domestic and foreign issuers rated in the highest category by at least two nationally recognized rating services or by one if only one rating service has rated a security, or, if unrated, determined to be of equivalent quality by FMR, U.S. Government securities and repurchase agreements, and entering into reverse repurchase agreements.

(small solid bullet) Investing more than 25% of total assets in the financial services industry.

(small solid bullet) Investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a money market security to decrease.

(small solid bullet) FOREIGN EXPOSURE. Entities located in foreign countries can be affected by adverse political, regulatory, market or economic developments in those countries.

(small solid bullet) FINANCIAL SERVICES EXPOSURE. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector.

(small solid bullet) ISSUER-SPECIFIC CHANGES. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

INVESTMENT OBJECTIVE

TAX-EXEMPT PORTFOLIO seeks to obtain as high a level of interest income exempt from federal income tax as is consistent with a portfolio of high-quality, short-term municipal obligations selected on the basis of liquidity and stability of principal.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Normally investing in municipal money market securities rated in the highest category by at least one nationally recognized rating service or in one of the two highest categories by another rating service if rated by more than one, or, if unrated, determined to be of equivalent quality to the highest category by FMR.

(small solid bullet)    Normally     investing so that at least 80% of
   the     fund's income distributions is exempt from federal income
tax.

(small solid bullet) Normally not investing in municipal securities whose interest is subject to federal income tax or in municipal securities whose interest is subject to the federal alternative minimum tax.

(small solid bullet) Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.

(small solid bullet) Investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) MUNICIPAL MARKET VOLATILITY. The municipal market is volatile and can be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities.

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a money market security to decrease.

(small solid bullet) FOREIGN EXPOSURE. Entities located in foreign countries can be affected by adverse political, regulatory, market or economic developments in those countries.

(small solid bullet) ISSUER-SPECIFIC CHANGES. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

PERFORMANCE

The following information illustrates the changes in each fund's performance from year to year. Returns are based on past results and are not an indication of future performance.

YEAR-BY-YEAR RETURNS

TREASURY ONLY PORTFOLIO -
CLASS III


Calendar Years              1996   1997   1998   1999

                            4.92%  5.04%  4.91%  4.49%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: 4.92
Row: 8, Col: 1, Value: 5.04
Row: 9, Col: 1, Value: 4.91
Row: 10, Col: 1, Value: 4.49

DURING THE PERIODS SHOWN IN THE CHART FOR CLASS III OF TREASURY ONLY
PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS 1.25%    (QUARTER
ENDED     DECEMBER 31, 1997   ) AND THE LOWEST RETURN FOR A QUARTER
WAS     1.06%    (QUARTER ENDED     MARCH 31, 1999   ).

   THE YEAR-TO-DATE RETURN AS OF MARCH 31, 2000 FOR CLASS III OF
TREASURY ONLY PORTFOLIO WAS 1.28%.

TREASURY PORTFOLIO - CLASS III


Calendar Years          1994   1995   1996   1997   1998   1999

                        3.78%  5.59%  5.06%  5.23%  5.13%  4.65%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: 3.78
Row: 6, Col: 1, Value: 5.59
Row: 7, Col: 1, Value: 5.06
Row: 8, Col: 1, Value: 5.23
Row: 9, Col: 1, Value: 5.13
Row: 10, Col: 1, Value: 4.65

DURING THE PERIODS SHOWN IN THE CHART FOR CLASS III OF TREASURY
PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS 1.40% (QUARTER
E   NDED     JUNE 30, 1995   ) AND THE LOWEST RETURN FOR A QUARTER WAS
    0.69%    (QUARTER ENDED     MARCH 31, 1994   ).

   THE YEAR-TO-DATE RETURN AS OF MARCH 31, 2000 FOR CLASS III OF
TREASURY PORTFOLIO WAS 1.30%.

GOVERNMENT PORTFOLIO - CLASS
III


Calendar Years            1995   1996   1997   1998   1999

                          5.69%  5.16%  5.28%  5.22%  4.84%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: 5.69
Row: 7, Col: 1, Value: 5.159999999999999
Row: 8, Col: 1, Value: 5.28
Row: 9, Col: 1, Value: 5.22
Row: 10, Col: 1, Value: 4.84

DURING THE PERIODS SHOWN IN THE CHART FOR CLASS III OF GOVERNMENT
PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS 1.43%    (QUARTER
ENDED     JUNE 30, 1995   ) AND THE LOWEST RETURN FOR A QUARTER WAS
    1.12%    (QUARTER ENDED     JUNE 30, 1999   ).

   THE YEAR-TO-DATE RETURN AS OF MARCH 31, 2000 FOR CLASS III OF
GOVERNMENT PORTFOLIO WAS 1.36%.

DOMESTIC PORTFOLIO - CLASS III


Calendar Years            1995   1996   1997   1998   1999

                          5.67%  5.16%  5.32%  5.27%  4.94%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: 5.67
Row: 7, Col: 1, Value: 5.159999999999999
Row: 8, Col: 1, Value: 5.319999999999999
Row: 9, Col: 1, Value: 5.270000000000001
Row: 10, Col: 1, Value: 4.94

DURING THE PERIODS SHOWN IN THE CHART FOR CLASS III OF DOMESTIC
PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS 1.42% (QUARTER
   ENDED     JUNE 30, 1995   ) AND THE LOWEST RETURN FOR A QUARTER WAS
    1.13%    (QUARTER ENDED     JUNE 30, 1999   ).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 2000 FOR CLASS III OF DOMESTIC
PORTFOLIO WAS    1.39    %.

MONEY MARKET PORTFOLIO -
CLASS III


Calendar Years          1994   1995   1996   1997   1998   1999

                        3.98%  5.72%  5.20%  5.35%  5.30%  4.96%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: 3.98
Row: 6, Col: 1, Value: 5.72
Row: 7, Col: 1, Value: 5.2
Row: 8, Col: 1, Value: 5.35
Row: 9, Col: 1, Value: 5.3
Row: 10, Col: 1, Value: 4.96

DURING THE PERIODS SHOWN IN THE CHART FOR CLASS III OF MONEY MARKET
PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS 1.43%    (QUARTER
ENDED     JUNE 30, 1995   ) AND THE LOWEST RETURN FOR A QUARTER WAS
    0.73%    (QUARTER ENDED     MARCH 31, 1994   ).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 2000 FOR CLASS III OF MONEY
MARKET PORTFOLIO WAS    1.40%.

TAX-EXEMPT PORTFOLIO - CLASS
III


Calendar Years              1996   1997   1998   1999

                            3.14%  3.34%  3.14%  2.95%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: 3.14
Row: 8, Col: 1, Value: 3.34
Row: 9, Col: 1, Value: 3.14
Row: 10, Col: 1, Value: 2.95

DURING THE PERIODS SHOWN IN THE CHART FOR CLASS III OF TAX-EXEMPT
PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS 0.88% (QUARTER
E   NDED     JUNE 30, 1997   ) AND THE LOWEST RETURN FOR A QUARTER WAS
    0.64%    (QUARTER ENDED     MARCH 31, 1999   ).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 2000 FOR CLASS III OF
TAX-EXEMPT PORTFOLIO WAS 0   .80%    .

AVERAGE ANNUAL RETURNS

For the periods ended           Past 1 year  Past 5 years  Life of  class
December 31, 1999

Treasury Only Portfolio -        4.49%       n/a            4.85%A
Class III

Treasury Portfolio - Class III   4.65%        5.13%         4.83%B

Government Portfolio - Class     4.84%        5.23%         5.10%C
III

Domestic Portfolio - Class III   4.94%        5.27%         5.22%D

Money Market Portfolio -         4.96%        5.30%         5.04%E
Class III

Tax-Exempt Portfolio - Class     2.95%       n/a            3.16%A
III


   A FROM NOVEMBER 6, 1995.
   B FROM OCTOBER 22, 1993.
   C FROM APRIL 4, 1994.
   D FROM JULY 19, 1994.
   E FROM NOVEMBER 17, 1993.

If FMR had not reimbursed certain class expenses during these periods,
   each fund's     Class III returns would have been lower.

FEE TABLE

The following table describes the fees and expenses that are incurred when you buy, hold, or sell Class III shares of a fund. The annual class operating expenses provided below for Class III do not reflect the effect of any expense reimbursements during the period.

SHAREHOLDER FEES (PAID BY THE INVESTOR DIRECTLY)

                              Class III

Sales charge (load) on        None
purchases and reinvested
distributions

Deferred sales charge (load)  None
on redemptions

ANNUAL CLASS OPERATING EXPENSES (PAID FROM CLASS ASSETS)

                                                       Class III

TREASURY ONLY PORTFOLIO  Management fee                0.20%

                         Distribution and Service      0.25%
                         (12b-1) fee

                         Other expenses                0.05%

                         Total annual class operating  0.50%
                         expensesA

TREASURY PORTFOLIO       Management fee                0.20%

                         Distribution and Service      0.25%
                         (12b-1) fee

                         Other expenses                0.04%

                         Total annual class operating  0.49%
                         expensesA

GOVERNMENT PORTFOLIO     Management fee                0.20%

                         Distribution and Service      0.25%
                         (12b-1) fee

                         Other expenses                0.06%

                         Total annual class operating  0.51%
                         expensesA

DOMESTIC PORTFOLIO       Management fee                0.20%

                         Distribution and Service      0.25%
                         (12b-1) fee

                         Other expenses                0.07%

                         Total annual class operating  0.52%
                         expensesA

MONEY MARKET PORTFOLIO   Management fee                0.20%

                         Distribution and Service      0.25%
                         (12b-1) fee

                         Other expenses                0.05%

                         Total annual class operating  0.50%
                         expensesA

TAX-EXEMPT PORTFOLIO     Management fee                0.20%

                         Distribution and Service      0.25%
                         (12b-1) fee

                         Other expenses                0.05%

                         Total annual class operating  0.50%
                         expensesA

A FMR HAS VOLUNTARILY AGREED TO REIMBURSE CLASS III OF EACH FUND TO THE EXTENT THAT TOTAL OPERATING EXPENSES (EXCLUDING INTEREST, TAXES, BROKERAGE COMMISSIONS, EXTRAORDINARY EXPENSES AND 12B-1 FEES), AS A
PERCENTAGE OF    ITS     AVERAGE NET ASSETS, EXCEED 0.20% (0.18% FOR
MONEY MARKET PORTFOLIO). THESE ARRANGEMENTS CAN BE    DISCONTINUED
    BY FMR AT ANY TIME.

This EXAMPLE helps you compare the cost of investing in the funds with the cost of investing in other mutual funds.

Let's say, hypothetically, that Class III's annual return is 5% and that your shareholder fees and Class III's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total
expenses if you close your account a   t the end of each time
peri    od indicated:

                                   Class III

TREASURY ONLY PORTFOLIO  1 year    $ 51

                         3 years   $ 160

                         5 years   $ 280

                         10 years  $ 628

TREASURY PORTFOLIO       1 year    $ 50

                         3 years   $ 157

                         5 years   $ 274

                         10 years  $ 616

GOVERNMENT PORTFOLIO     1 year    $ 52

                         3 years   $ 164

                         5 years   $ 285

                         10 years  $ 640

DOMESTIC PORTFOLIO       1 year    $ 53

                         3 years   $ 167

                         5 years   $ 291

                         10 years  $ 653

MONEY MARKET PORTFOLIO   1 year    $ 51

                         3 years   $ 160

                         5 years   $ 280

                         10 years  $ 628

TAX-EXEMPT PORTFOLIO     1 year    $ 51

                         3 years   $ 160

                         5 years   $ 280

                         10 years  $ 628

FUND BASICS


INVESTMENT DETAILS

INVESTMENT OBJECTIVE

TREASURY ONLY PORTFOLIO seeks as high a level of current income as is consistent with the security of principal and liquidity.

PRINCIPAL INVESTMENT STRATEGIES

FMR invests the fund's assets in U.S. Treasury securities. FMR does not enter into repurchase agreements or reverse repurchase agreements for the fund. FMR normally invests the fund's assets in securities whose interest is specifically exempt from state and local income taxes under federal law; such interest is not exempt from federal income tax.

In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

INVESTMENT OBJECTIVE

TREASURY PORTFOLIO seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

PRINCIPAL INVESTMENT STRATEGIES

FMR invests the fund's assets in U.S. Treasury securities and repurchase agreements for those securities. FMR does not enter into reverse repurchase agreements for the fund.

FMR generally intends to maintain the fund's dollar-weighted average maturity at 60 days or less.

In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

INVESTMENT OBJECTIVE

GOVERNMENT PORTFOLIO seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

PRINCIPAL INVESTMENT STRATEGIES

FMR invests the fund's assets in U.S. Government securities and repurchase agreements for those securities. FMR also may enter into reverse repurchase agreements for the fund.

FMR generally intends to maintain the fund's dollar-weighted average maturity at 60 days or less.

In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

INVESTMENT OBJECTIVE

DOMESTIC PORTFOLIO seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

PRINCIPAL INVESTMENT STRATEGIES

FMR invests the fund's assets in U.S. dollar-denominated money market securities of domestic issuers rated in the highest category by at least two nationally recognized rating services, U.S. Government securities and repurchase agreements. FMR also may enter into reverse repurchase agreements for the fund.

FMR will invest more than 25% of the fund's total assets in the financial services industry.

FMR generally intends to maintain the fund's dollar-weighted average maturity at 60 days or less.

In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

INVESTMENT OBJECTIVE

MONEY MARKET PORTFOLIO seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

PRINCIPAL INVESTMENT STRATEGIES

FMR invests the fund's assets in the highest-quality U.S. dollar-denominated money market securities of domestic and foreign issuers, U.S. Government securities, and repurchase agreements. FMR also may enter into reverse repurchase agreements for the fund. Securities are "highest-quality" if rated in the highest category by at least two nationally recognized rating services or by one if only one rating service has rated a security, or, if unrated, determined to be of equivalent quality by FMR.

FMR will invest more than 25% of the fund's total assets in the financial services industry.

In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

INVESTMENT OBJECTIVE

TAX-EXEMPT PORTFOLIO seeks to obtain as high a level of interest income exempt from federal income tax as is consistent with a portfolio of high-quality, short-term municipal obligations selected on the basis of liquidity and stability of principal.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests the fund's assets in the highest-quality municipal money market securities. Securities are "highest-quality" if rated in the highest category by at least one nationally recognized rating service and in one of the two highest categories by another rating service if rated by more than one, or, if unrated, determined to be of equivalent quality to the highest category by FMR.

FMR normally invests the fund's assets so that at least 80% of the fund's income distributions is exempt from federal income tax. FMR does not currently intend to invest the fund's assets in municipal securities whose interest is subject to federal income tax or in municipal securities whose interest is subject to the federal alternative minimum tax.

FMR may invest more than 25% of the fund's total assets in municipal securities that finance similar projects, such as those relating to education, health care, transportation, and utilities.

In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

DESCRIPTION OF PRINCIPAL SECURITY TYPES

MONEY MARKET SECURITIES are high-quality, short-term securities that pay a fixed, variable, or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features, which have the effect of shortening the security's maturity. Taxable money market securities include bank certificates of deposit, bank acceptances, bank time deposits, notes, commercial paper and U.S. Government securities. Municipal money market securities include variable rate demand notes, commercial paper, and municipal notes.

U.S. GOVERNMENT SECURITIES are high-quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security.

A REPURCHASE AGREEMENT is an agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed-upon price.

MUNICIPAL SECURITIES are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance.

PRINCIPAL INVESTMENT RISKS

Many factors affect each fund's performance. A fund's yield will change daily based on changes in interest rates and other market conditions. Although each fund is managed to maintain a stable $1.00 share price, there is no guarantee that the fund will be able to do so. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of a fund's investments could cause the fund's share price to decrease. It is important to note that neither the funds' share prices nor their yields are guaranteed by the U.S. Government.

The following factors    can     significantly affect a fund's
performance:

MUNICIPAL MARKET VOLATILITY. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation, and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

INTEREST RATE CHANGES. Money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and the securities of issuers in the financial services sector can be more sensitive to interest rate changes. Short-term securities tend to react to changes in short-term interest rates.

FOREIGN EXPOSURE. Issuers located in foreign countries and entities located in foreign countries that provide credit support or a maturity-shortening structure can involve increased risks. Extensive public information about the issuer or provider may not be available and unfavorable political, economic, or governmental developments could affect the value of the security.

FINANCIAL SERVICES EXPOSURE. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the financial services sector can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

ISSUER-SPECIFIC CHANGES. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value. In addition, if the structure of a security fails to function as intended, interest from the security could become taxable or the security could decline in value.

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for Tax-Exempt Portfolio for defensive purposes. If FMR does so, different factors could affect Tax-Exempt Portfolio's performance, and the fund
   could     distribute income subject to federal income tax.

FUNDAMENTAL INVESTMENT POLICIES

The policies discussed below are fundamental, that is, subject to change only by shareholder approval.

TREASURY ONLY PORTFOLIO seeks as high a level of current income as is consistent with the security of principal and liquidity, and to maintain a constant net asset value per share (NAV) of $1.00.

TREASURY PORTFOLIO seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

GOVERNMENT PORTFOLIO seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

DOMESTIC PORTFOLIO seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

MONEY MARKET PORTFOLIO seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

TAX-EXEMPT PORTFOLIO seeks to obtain as high a level of interest income exempt from federal income tax as is consistent with a portfolio of high-quality, short-term municipal obligations selected on the basis of liquidity and stability of principal. The fund, under normal conditions, will invest so that at least 80% of its income distributions is exempt from federal income tax.

VALUING SHARES

The funds are open for business each day that the Federal Reserve Bank
of New York (New York Fed)   ,     the New York Stock Exchange (NYSE),
and the principal bond markets (as recommended by the Bond Market
Association) are open.

A class's NAV is the value of a single share. Fidelity normally calculates Class III's NAV each business day as of the time indicated in the table below. However, NAV may be calculated earlier as permitted by the Securities and Exchange Commission (SEC). Each fund's assets are valued as of this time for the purpose of computing Class III's NAV.

Fund                     NAV Calculation Times
                         (Eastern Time)

Treasury Only Portfolio   2:00 p.m.

Treasury Portfolio        5:00 p.m.

Government Portfolio      5:00 p.m.

Domestic Portfolio        5:00 p.m.

Money Market Portfolio    3:00 p.m.

Tax-Exempt Portfolio      12:00 noon

To the extent that each fund's assets are traded in other markets on
days when the        New York Fed, the NYSE, or the principal bond
markets (as recommended by the Bond Market Association) are closed, the value of the fund's assets may be affected on days when the fund is not open for business.

Each fund's assets are valued on the basis of amortized cost.

SHAREHOLDER INFORMATION


BUYING AND SELLING SHARES

GENERAL INFORMATION

For account, product and service information, please call    your
Fidelity client services representative or     1-800-843-3001 (8:30
a.m. - 7:00 p.m. Eastern time, Monday through Friday).

Please use the following addresses:

BUYING OR SELLING SHARES

Fidelity Investments(registered trademark)
P.O. Box 770002
Cincinnati, OH 45277-0081

OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH2A
Hebron, KY 41048

You may buy or sell Class III shares of the funds through a retirement account or an investment professional. When you invest through a retirement account or an investment professional, the procedures for buying, selling, and exchanging Class III shares of a fund and the account features and policies may differ. Additional fees may also apply to your investment in Class III shares of a fund, including a transaction fee if you buy or sell Class III shares of the fund through a broker or other investment professional.

Certain methods of contacting Fidelity, such as by telephone, may be unavailable or delayed (for example, during periods of unusual market activity).

BUYING SHARES

The price to buy one share of the class    is the class's NAV. The
class's shares are sold without a sales charge.

Your shares will be bought at the next NAV calculated after your order is received in proper form.

It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.

Short-term or excessive trading into and out of a fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, a fund may reject any purchase orders, including exchanges, particularly from market timers or investors who, in FMR's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to that fund. For these purposes, FMR may consider an investor's trading history in that fund or other Fidelity funds, and accounts under common ownership or control.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

When you place an order to buy shares, note the following:

(small solid bullet) You are advised to place your trades as early in the day as possible and to provide Fidelity with advance notice of large purchases.

(small solid bullet) All of your purchases must be made by federal funds wire; checks and Automated Clearing House System (ACH) payments will not be accepted.

(small solid bullet) All wires must be received in proper form by Fidelity at the applicable fund's designated wire bank before the close of the Federal Reserve Wire System on the day of purchase or you could be liable for any losses or fees a fund or Fidelity has incurred or for interest and penalties.

MINIMUMS

TO OPEN AN ACCOUNT  $1,000,000A

MINIMUM BALANCE     $1,000,000

A THE MINIMUM INITIAL INVESTMENT OF $1 MILLION MAY BE WAIVED IF YOUR AGGREGATE BALANCE IN THE FIDELITY INSTITUTIONAL MONEY MARKET FUNDS IS GREATER THAN $10 MILLION. PLEASE CONTACT FIDELITY FOR MORE INFORMATION REGARDING THIS WAIVER.

KEY INFORMATION

PHONE                        TO OPEN AN ACCOUNT
                             (small solid bullet) Exchange
                             from the same class of any
                             fund offered through this
                             prospectus. Call your
                             investment professional or,
                             if you trade directly
                             through Fidelity, call your
                             Fidelity client services
                             representative or
                             1-800-843-3001.

                             TO ADD TO AN ACCOUNT
                             (small solid bullet) Exchange
                             from the same class of any
                             fund offered through this
                             prospectus. Call your
                             investment professional or,
                             if you trade directly
                             through Fidelity, call your
                             Fidelity client services
                             representative or
                             1-800-843-3001.

MAIL FIDELITY INVESTMENTS    TO OPEN AN ACCOUNT
P.O. BOX 770002 CINCINNATI,  (small solid bullet) Complete
OH 45277-0081                and sign the account
                             application. Mail to the
                             address indicated at left.
                             (small solid bullet) Exchange
                             from the same class of any
                             fund offered through this
                             prospectus. Send a letter of
                             instruction to your
                             investment professional or
                             to the address at left,
                             including your name, the
                             funds' names, the applicable
                             class names, the fund
                             account numbers, and the
                             dollar amount or number of
                             shares to be exchanged.

                             TO ADD TO AN ACCOUNT
                             (small solid bullet) Exchange
                             from the same class of any
                             fund offered through this
                             prospectus. Send a letter of
                             instruction to your
                             investment professional or
                             to the address at left,
                             including your name, the
                             funds' names, the applicable
                             class names, the fund
                             account numbers, and the
                             dollar amount or number of
                             shares to be exchanged.

IN PERSON                    TO OPEN AN ACCOUNT
                             (small solid bullet) Bring
                             your application and wire
                             instructions to your
                             investment professional.

                             TO ADD TO AN ACCOUNT
                             (small solid bullet) Bring
                             your wire instructions to
                             your investment professional.

WIRE                         TO OPEN AN ACCOUNT
                             (small solid bullet) Call
                             your investment professional
                             or, if you trade directly
                             through Fidelity, call your
                             Fidelity client services
                             representative or
                             1-800-843-3001 to set up
                             your account and to arrange
                             a wire transaction.
                             (small solid bullet) Wire to:
                             The Bank of New York, Bank
                             Routing # 021000018, Account
                             # 8900118245.
                             (small solid bullet) Specify
                             the complete name of the
                             fund, note the applicable
                             class, and include your new
                             fund account number and your
                             name.

                             TO ADD TO AN ACCOUNT
                             (small solid bullet) Call
                             your investment professional
                             or, if you trade directly
                             through Fidelity, call your
                             Fidelity client services
                             representative or
                             1-800-843-3001.
                             (small solid bullet) Wire to:
                             The Bank of New York, Bank
                             Routing # 021000018, Account
                             # 8900118245.
                             (small solid bullet) Specify
                             the complete name of the
                             fund, note the applicable
                             class, and include your fund
                             account number and your name.


SELLING SHARES

The price to sell one share of the class is the class's NAV.

Your shares will be sold at the next NAV calculated after your order is received in proper form.

It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.

Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

(small solid bullet)    Y    our account registration has changed
within    the last 15 or     30 days,    depending on your
account    ; or

(small solid bullet) The redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

(small solid bullet) If you are selling some but not all of your shares, leave at least $1,000,000 worth of shares in the account to keep it open, except accounts not subject to account minimums.

(small solid bullet) You are advised to place your trades as early in the day as possible and to provide Fidelity with advance notice of large redemptions.

(small solid bullet) Normally, Fidelity will process redemptions on the same business day, but Fidelity may take up to seven days to process redemptions if making immediate payment would adversely affect a fund.

(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

(small solid bullet) Redemption proceeds may be paid in securities or
other    property     rather than in cash if    FMR     determines it
is in the best interests of a fund.

KEY INFORMATION

PHONE                        (small solid bullet) Call
                             your investment professional
                             or, if you trade directly
                             through Fidelity, call your
                             Fidelity client services
                             representative or
                             1-800-843-3001 to initiate a
                             wire transaction.

                             (small solid bullet) Exchange
                             to the same class of another
                             fund offered through this
                             prospectus. Call your
                             investment professional or,
                             if you trade directly
                             through Fidelity, call your
                             Fidelity client services
                             representative or
                             1-800-843-3001.

MAIL FIDELITY INVESTMENTS    (small solid bullet) Send a
P.O. BOX 770002 CINCINNATI,  letter of instruction to
OH 45277-0081                your investment professional
                             or to the address at left,
                             including the firm's name,
                             the fund's name, the class
                             name, the firm's fund
                             account number, your
                             address, and the dollar
                             amount or number of shares
                             to be sold. At least one
                             person authorized by
                             corporate resolution to act
                             on the account must sign the
                             letter of instruction.

                             (small solid bullet) Include
                             a corporate resolution with
                             corporate seal or a
                             signature guarantee.

IN PERSON                    (small solid bullet) Bring a
                             letter of instruction to
                             your investment
                             professional. At least one
                             person authorized by
                             corporate resolution to act
                             on the account must sign the
                             letter of instruction.

                             (small solid bullet) Include
                             a corporate resolution with
                             corporate seal or a
                             signature guarantee.


EXCHANGING SHARES

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a Class III shareholder you have the privilege of exchanging Class III shares of a fund for Class III shares of another fund offered through this prospectus.

However, you should note the following policies and restrictions governing exchanges:

(small solid bullet) The fund or class you are exchanging into must be available for sale in your state.

(small solid bullet) You may exchange only between accounts that are registered in the same name, address, and taxpayer identification number.

(small solid bullet) Before exchanging into a fund or class, read its prospectus.

(small solid bullet) Exchanges may have tax consequences for you.

(small solid bullet) Currently, there is no limit on the number of exchanges out of a fund.

(small solid bullet) Each fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

The funds may terminate or modify the exchange privileges in the future.

ACCOUNT FEATURES AND POLICIES

FEATURES

The following feature is available to buy and sell shares of the funds.

WIRE
TO PURCHASE AND SELL SHARES VIA THE FEDERAL RESERVE WIRE SYSTEM.

(small solid bullet) You must sign up for the wire feature before using it. Complete the appropriate section on the application when opening your account.

   (small solid bullet) Call your investment professional or, if you trade directly through Fidelity, call your Fidelity client services representative or 1-800-843-3001 before your first use to verify that this feature is set up on your account.

(small solid bullet) To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.

(small solid bullet) To change the bank account designated to receive redemption proceeds at any time prior to making a redemption request, you should send a letter of instruction, including a signature guarantee, to your investment professional or, if you trade directly through Fidelity, to the address found in "General Information."

POLICIES

The following policies apply to you as a shareholder.

STATEMENTS AND REPORTS that Fidelity sends to you include the following:

(small solid bullet) Confirmation statements (after transactions affecting your account balance except reinvestment of distributions in the fund).

(small solid bullet) Monthly or quarterly account statements
(detailing account balances and all transactions completed during the prior month or quarter).

(small solid bullet) Financial reports (every six months).

To reduce expenses, only one copy of most financial reports and prospectuses will be mailed, even if you have more than one account in a fund. Call Fidelity at 1-888-622-3175 if you need additional copies of financial reports or prospectuses.

You may initiate many TRANSACTIONS BY TELEPHONE OR ELECTRONICALLY. Fidelity will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

When you sign your ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.

If your ACCOUNT BALANCE falls below $1,000,000 (except accounts not subject to account minimums), you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity may close your account and send the proceeds to you. Your shares will be sold at the NAV on the day your account is closed.

Fidelity may charge a FEE FOR CERTAIN SERVICES, such as providing historical account documents.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Each fund earns interest, dividends, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund may also realize capital gains from its investments, and distributes these gains (less losses), if any, to shareholders as capital gain distributions.

Distributions you receive from each fund consist primarily of dividends. Each fund normally declares dividends daily and pays them monthly.

Dividends declared for each of Treasury Portfolio, Government
Portfolio, and Domestic Portfolio are based on estimates of income for the fund. Actual income may differ from estimates, and differences, if any, will be included in the calculation of subsequent dividends.

You may request to have dividends relating to Class III shares redeemed from an account closed during the month paid when the account is closed. Each fund reserves the right to limit this service.

EARNING DIVIDENDS

Shares purchased by contacting Fidelity prior to the fund's close of business with receipt of the wire in proper form before the close of the Federal Reserve Wire System on that day, generally begin to earn dividends on the day of purchase.

However, on any day that the principal bond markets close early (as
recommended by the Bond Market Association   )     or the New York
Fed        closes early, a class may advance the time on that day by
which wire purchase orders must be placed so that shares earn dividends on the day of purchase.

Shares generally earn dividends through the day prior to the day of redemption. However, on any day that the principal bond markets close
early (as recommended by the Bond Market Association)        or the
New York Fed        closes early, a class may set a time after which
shares earn dividends until, but not including, the next business day following the day of redemption.

DISTRIBUTION OPTIONS

When you open an account, specify on your application how you want to receive your distributions. The following options may be available for Class III's distributions:

1. REINVESTMENT OPTION. Your dividends and capital gain distributions, if any, will be automatically reinvested in additional Class III shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.

2. CASH OPTION. Your dividends and capital gain distributions, if any, will be paid in cash.

Not all distribution options are available for every account. If the option you prefer is not listed on your account application, or if you want to change your current option, contact your investment professional directly or call Fidelity.

TAX CONSEQUENCES

As with any investment, your investment in a fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Distributions you receive from Treasury Only Portfolio, Treasury
Portfolio, Government Portfolio, Domestic Portfolio, and Money Market Portfolio (the taxable funds) are subject to federal income tax, and may also be subject to state or local taxes.

Tax-Exempt Portfolio (the    municipal fun    d) seeks to earn income
and pay dividends exempt from federal income tax.

Income exempt from federal income tax may be subject to state or local
   tax    . A portion    of the     dividends you receive    from the
municipal fund may be subject to federal and state income taxes. You may also receive taxable distributions attributable to the municipal fund's sale of municipal bonds.

For federal tax purposes, each taxable fund's dividends and    each
fund's     distributions of    short-term capital gains and     gains
on bonds characterized as market discount are taxable to you as ordinary income. Each fund's distributions of long-term capital gains,
if any, are taxable to you generally as capital gains    for federal
tax purposes.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option. If you elect to receive distributions in cash, you will receive certain December distributions in January, but those distributions will be taxable as if you received them on December 31.

FUND SERVICES


FUND MANAGEMENT

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is each fund's manager.

As of    March 31, 2000    , FMR had approximately    $639.1
billi    on in discretionary assets under management.

As the manager, FMR is responsible for choosing each fund's investments and handling its business affairs.

Fidelity Investments Money Management, Inc. (FIMM), in Merrimack, New Hampshire, serves as sub-adviser for each fund. FIMM is primarily responsible for choosing investments for each fund.

FIMM is an affiliate of FMR. As of    March 31, 2000    , FIMM had
approximatel   y $206.8 billi    on in discretionary assets under
management.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

   E    ach fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month.

Each fund's annual management fee rate is 0.20% of its average net assets.

For the fiscal year ended March 31, 2000, Money Market Portfolio paid a management fee of 0.18% of the fund's average net assets, after reimbursement.

FMR pays FIMM for providing    sub-advisory     services.

FMR may, from time to time, agree to reimburse a class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement
arrangem   ents, which     may be    discontinued     by FMR at any
time, can decrease a class's expenses and boost its performance.

FUND DISTRIBUTION

Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio.

Fidelity Distributors Corporation (FDC) distributes the class's shares.

Class III of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class III of each fund is authorized to pay FDC a monthly 12b-1 fee as compensation for providing services intended to result in the sale of Class III shares and/or shareholder support services. Class III of each fund currently pays FDC a monthly 12b-1 fee at an
annual rate o   f 0.25% of i    ts average net assets throughout the
month.

FDC may reallow to intermediaries (such as banks,
broker-dea   lers,     and other service-providers   ), including its
affiliates u    p to the full amount of the Class III 12b-1 fee, for
providing services intended to result in the sale of Class III shares and/or shareholder support services.

In addition,    each     Class III plan specifically recognizes that
FMR may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of Class III shares
and/or shareholder support services, including payments    of
significant amounts     made to intermediaries that provide those
services. Currently, the Board of Trustees of each fund has authorized such payments for Class III.

   Because 12b-1 fees are paid out of the Class's assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

To receive payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.

FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of a fund, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related statement of additional information (SAI), in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

APPENDIX


FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand Class III's financial history for the past 5 years or, if shorter, the period of the class's operations. Certain information reflects
financial results for a single class share.    The total returns in
the table represent the rate that an investor would have earned (or lost) on an investment in the class (assuming reinvestment of all
dividends and distribution    s). This information has been audited by
Deloitte & Touche LLP    (2000 annual information only),
independent accountants, whose report, along with each fund's
financial highlights and financial statements, are included in    each
    fund's annual report.    Annual information prior to 2000 was
audited by PricewaterhouseCoopers LLP    . A free copy of the annual
report is available upon request.

   TREASURY ONLY PORTFOLIO - CLASS III


Years ended March 31,            2000       1999       1998       1997      1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000    $ 1.000    $ 1.000    $ 1.000   $ 1.000
period

Income from Investment
Operations

 Net interest income              .046       .046       .050       .048      .020

Less Distributions

 From net interest income         (.046)     (.046)     (.050)     (.048)    (.020)

Net asset value, end of period   $ 1.000    $ 1.000    $ 1.000    $ 1.000   $ 1.000

TOTAL RETURN B, C                 4.72%      4.73%      5.07%      4.90%     2.00%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 161,062  $ 100,831  $ 100,465  $ 36,006  $ 4,097
(000 omitted)

Ratio of expenses to average      .45% D     .45% D     .45% D     .45%  D   .45% A, D
net assets

Ratio of net interest income      4.70%      4.56%      4.96%      4.82%     4.86% A
to average net assets



   A ANNUALIZED
   B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
   C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
   E FOR THE PERIOD NOVEMBER 6, 1995 (COMMENCEMENT OF SALE OF CLASS III SHARES) TO MARCH 31, 1996.

   TREASURY PORTFOLIO - CLASS III


Years ended March 31,            2000         1999         1998         1997         1996

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000      $ 1.000      $ 1.000      $ 1.000      $ 1.000
period

Income from Investment
Operations

 Net interest income              .048         .048         .052         .049         .054

Less Distributions

 From net interest income         (.048)       (.048)       (.052)       (.049)       (.054)

Net asset value, end of period   $ 1.000      $ 1.000      $ 1.000      $ 1.000      $ 1.000

TOTAL RETURN A                    4.86%        4.93%        5.29%        5.03%        5.50%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 3,124,162  $ 2,921,727  $ 2,998,996  $ 3,624,195  $ 1,435,302
(000 omitted)

Ratio of expenses to average      .45% B       .45% B       .45% B       .45% B       .46% B
net assets

Ratio of net interest income      4.74%        4.81%        5.17%        4.93%        5.28%
to average net assets



   A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   B FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

   GOVERNMENT PORTFOLIO - CLASS III


Years ended March 31,            2000         1999       1998       1997       1996

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000      $ 1.000    $ 1.000    $ 1.000    $ 1.000
period

Income from Investment
Operations

 Net interest income              .049         .049       .052       .050       .054

Less Distributions

 From net interest income         (.049)       (.049)     (.052)     (.050)     (.054)

Net asset value, end of period   $ 1.000      $ 1.000    $ 1.000    $ 1.000    $ 1.000

TOTAL RETURN A                    5.06%        5.05%      5.34%      5.11%      5.58%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,088,894  $ 829,083  $ 674,582  $ 658,964  $ 194,489
(000 omitted)

Ratio of expenses to average      .45% B       .45% B     .45% B     .45% B     .45% B
net assets

Ratio of net interest income      4.98%        4.91%      5.21%      5.00%      5.30%
to average net assets



   A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   B FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

   DOMESTIC PORTFOLIO - CLASS III


Years ended March 31,            2000         1999       1998      1997       1996

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000      $ 1.000    $ 1.000   $ 1.000    $ 1.000
period

Income from Investment
Operations

 Net interest income              .051         .050       .053      .050       .054

Less Distributions

 From net interest income         (.051)       (.050)     (.053)    (.050)     (.054)

Net asset value, end of period   $ 1.000      $ 1.000    $ 1.000   $ 1.000    $ 1.000

TOTAL RETURN A                    5.19%        5.11%      5.38%     5.13%      5.56%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,441,394  $ 597,374  $ 73,298  $ 121,709  $ 47,396
(000 omitted)

Ratio of expenses to average      .45% B       .45% B     .45% B    .45% B     .47% B
net assets

Ratio of net interest income      5.20%        4.84%      5.26%     5.02%      5.40%
to average net assets



   A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   B FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

   MONEY MARKET PORTFOLIO - CLASS III


Years ended March 31,            2000       1999       1998       1997       1996

SELECTED PER-SHARE DATA,

Net asset value, beginning of    $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000
period

Income from Investment
Operations

 Net interest income              .051       .050       .053       .050       .055

Less Distributions

 From net interest income         (.051)     (.050)     (.053)     (.050)     (.055)

Net asset value, end of period   $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000

TOTAL RETURN A                    5.20%      5.14%      5.41%      5.17%      5.61%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 682,865  $ 652,511  $ 487,808  $ 444,048  $ 229,530
(000 omitted)

Ratio of expenses to average      .43% B     .43% B     .43% B     .43% B     .45% B
net assets

Ratio of net interest income      5.10%      4.98%      5.28%      5.06%      5.46%
to average net assets



   A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   B FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

   TAX-EXEMPT PORTFOLIO - CLASS III


Years ended March 31,            2000       1999      1998      1997      1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000    $ 1.000   $ 1.000   $ 1.000   $ 1.000
period

Income from Investment
Operations

 Net interest income              .031       .030      .033      .031      .013

Less Distributions

 From net interest income         (.031)     (.030)    (.033)    (.031)    (.013)

Net asset value, end of period   $ 1.000    $ 1.000   $ 1.000   $ 1.000   $ 1.000

TOTAL RETURN B, C                 3.12%      3.03%     3.34%     3.14%     1.30%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 218,157  $ 48,807  $ 37,272  $ 26,313  $ 988
(000 omitted)

Ratio of expenses to average      .45% D     .45% D    .45% D    .45% D    .45% A, D
net assets

Ratio of net interest income      3.14%      2.98%     3.28%     3.09%     3.00% A
to average net assets



   A ANNUALIZED
   B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
   C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
   E FOR THE PERIOD NOVEMBER 6, 1995 (COMMENCEMENT OF SALE OF CLASS III SHARES) TO MARCH 31, 1996.


You can obtain additional information about the funds. The funds' SAI includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports include a discussion of the fund's holdings and performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-888-622-3175.

The SAI, the funds' annual and semi-annual reports and other related
materials are available    from the Electronic Data Gathering,
Analysis, and Retrieval (EDGAR) Database     on the SEC's web site
(http://www.sec.gov). You can obtain copies of this information   ,
after     paying a duplicating fee,    by sending a request by e-mail
to publicinfo@sec.gov or     by writing the Public Reference Section
of the SEC, Washington, D.C. 20549-   0102    . You can also review
and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call
   1-202-942-8090     for information on the operation of the SEC's
Public Reference Room.

INVESTMENT COMPANY ACT OF 1940, FILE NUMBER, 811-3320

Fidelity, Fidelity In   vestments & (Pyramid) Design, and Fidelity
Investments a    re registered trademarks of FMR Corp.

   1.702323.102                          IMMIII-pro-    0500

FIDELITY(registered trademark) INSTITUTIONAL MONEY MARKET FUNDS
TREASURY ONLY PORTFOLIO, TREASURY PORTFOLIO, GOVERNMENT PORTFOLIO, DOMESTIC PORTFOLIO, MONEY MARKET PORTFOLIO, AND TAX-EXEMPT PORTFOLIO FUNDS OF COLCHESTER STREET TRUST
CLASS I, CLASS II, AND CLASS III

STATEMENT OF ADDITIONAL INFORMATION
MAY 25,    2000

This statement of additional information (SAI) is not a prospectus. Portions of the funds' annual report are incorporated herein. The annual report is supplied with this SAI.

To obtain a free additional copy of a prospectus, dated May 25,
   2000    , or an annual report, please call Fidelity at
1-888-622-3175.


TABLE OF CONTENTS               PAGE

Investment Policies and         2
Limitations

Portfolio Transactions          8

Valuation                       9

Performance                     9

Additional Purchase, Exchange   50
and Redemption Information

Distributions and Taxes         50

Trustees and Officers           51

Control of Investment Advisers  55

Management Contracts            55

Distribution Services           58

Transfer and Service Agent      59
Agreements

Description of the Trust        60

Financial Statements            61

Appendix                        61


For more information on any Fidelity fund, including charges and expenses, call Fidelity at the number indicated above for a free
prospectus. Read it carefully before        invest   ing     or
send   ing     money.

                                                 IMM-ptb-05   00
                                                 1.475532.10   2

(fidelity_logo_graphic)(registered trademark)
82 Devonshire Street, Boston, MA 02109

INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in the prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.

A fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (the 1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.

INVESTMENT LIMITATIONS OF TREASURY ONLY PORTFOLIO

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more that 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) and
(ii) engage in reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33 1/3% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and limitations as the fund.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL, AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) The fund does not currently intend to purchase a security (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or securities of other money market funds) if, as a result, more than 5% of its total assets would be invested in securities of a single issuer; provided that the fund may invest up to 25% of its total assets in the first tier securities of a single issuer for up to three business days.

(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party.

(v) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(vi) The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.

(vii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

For purposes of limitations (1) and (i), certain securities subject to guarantees (including insurance, letters of credit and demand features) are not considered securities of their issuer, but are subject to separate diversification requirements, in accordance with industry standard requirements for money market funds.

With respect to limitation (v), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

SHAREHOLDER NOTICE. Treasury Only Portfolio does not intend to engage in reverse repurchase agreements. This operating policy may be changed only upon 90 days' notice to shareholders.

INVESTMENT LIMITATIONS OF TREASURY PORTFOLIO

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) and
(ii) engage in reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33 1/3% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) buy or sell real estate;

(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements;

(8) invest in oil, gas, or other mineral exploration or development programs;

(9) invest in companies for the purpose of exercising control or management; or

(10) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments.

(11) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and limitations as the fund.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL, AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) The fund does not currently intend to purchase a security (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or securities of other money market funds) if, as a result, more than 5% of its total assets would be invested in securities of a single issuer; provided that the fund may invest up to 25% of its total assets in the first tier securities of a single issuer for up to three business days.

(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as an investment adviser or (b) by engaging in reverse repurchase agreements with any party.

(v) The fund does not currently intend to purchase a security if, as a result, more than 10% of its net assets would be invested in securities that are deemed illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(vi) The fund does not currently intend to lend assets other than securities to other parties, except by lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(vii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

For purposes of limitations (1) and (i), certain securities subject to guarantees (including insurance, letters of credit and demand features) are not considered securities of their issuer, but are subject to separate diversification requirements, in accordance with industry standard requirements for money market funds.

With respect to limitation (v), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

SHAREHOLDER NOTICE. Treasury Portfolio intends to invest 100% of its total assets in U.S. Treasury bills, notes, and bonds and repurchase agreements comprised of those obligations at all times. This
   operating     policy ma   y     be changed    only     upon 90
days' notice to shareholders.

INVESTMENT LIMITATIONS OF GOVERNMENT PORTFOLIO

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) and
(ii) engage in reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33 1/3% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) buy or sell real estate;

(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements;

(8) invest in oil, gas, or other mineral exploration or development programs;

(9) invest in companies for the purpose of exercising control or management; or

(10) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments.

(11) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and limitations as the fund.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL, AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) The fund does not currently intend to purchase a security (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or securities of other money market funds) if, as a result, more than 5% of its total assets would be invested in securities of a single issuer; provided that the fund may invest up to 25% of its total assets in the first tier securities of a single issuer for up to three business days.

(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party.

(v) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(vi) The fund does not currently intend to lend assets other than securities to other parties, except by lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(vii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

For purposes of limitations (1) and (i), certain securities subject to guarantees (including insurance, letters of credit and demand features) are not considered securities of their issuer, but are subject to separate diversification requirements, in accordance with industry standard requirements for money market funds.

With respect to limitation (v), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

INVESTMENT LIMITATIONS OF DOMESTIC PORTFOLIO

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) and
(ii) engage in reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33 1/3% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the fund will invest more than 25% of its total assets in the financial services industry;

(6) buy or sell real estate;

(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements;

(8) invest in oil, gas, or other mineral exploration or development programs;

(9) invest in companies for the purpose of exercising control or management; or

(10) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments.

(11) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and limitations as the fund.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL, AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) The fund does not currently intend to purchase a security (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or securities of other money market funds) if, as a result, more than 5% of its total assets would be invested in securities of a single issuer; provided that the fund may invest up to 25% of its total assets in the first tier securities of a single issuer for up to three business days.

(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party.

(v) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(vi) The fund does not currently intend to lend assets other than securities to other parties, except by lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(vii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

For purposes of limitations (1) and (i), certain securities subject to guarantees (including insurance, letters of credit and demand features) are not considered securities of their issuer, but are subject to separate diversification requirements, in accordance with industry standard requirements for money market funds.

With respect to limitation (v), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

INVESTMENT LIMITATIONS OF MONEY MARKET PORTFOLIO

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) and
(ii) engage in reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33 1/3% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the fund will invest more than 25% of its total assets in the financial services industry;

(6) buy or sell real estate;

(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements;

(8) invest in oil, gas, or other mineral exploration or development programs;

(9) invest in companies for the purpose of exercising control or management; or

(10) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments.

(11) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and limitations as the fund.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL, AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) The fund does not currently intend to purchase a security (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or securities of other money market funds) if, as a result, more than 5% of its total assets would be invested in securities of a single issuer; provided that the fund may invest up to 25% of its total assets in the first tier securities of a single issuer for up to three business days.

(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party.

(v) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(vi) The fund does not currently intend to lend assets other than securities to other parties, except by lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(vii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

For purposes of limitations (1) and (i), certain securities subject to guarantees (including insurance, letters of credit and demand features) are not considered securities of their issuer, but are subject to separate diversification requirements, in accordance with industry standard requirements for money market funds.

With respect to limitation (v), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

INVESTMENT LIMITATIONS OF TAX-EXEMPT PORTFOLIO

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) make short sales of securities;

(4) purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions;

(5) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(6) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(7) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result, more than 25% of the fund's total assets would be invested in securities of companies whose principal business activities are in the same industry;

(8) purchase or sell real estate, but this shall not prevent the fund from investing in municipal bonds or other obligations secured by real estate or interests therein;

(9) purchase or sell physical commodities;

(10) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements; or

(11) invest in oil, gas, or other mineral exploration or development programs.

(12) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

THE FOLLOWING LIMITATIONS ARE NOT FUNDAMENTAL, AND MAY BE CHANGED
WITHOUT SHAREHOLDER APPROVAL.

(i) The fund does not currently intend to purchase a security (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or securities of other money market funds) if, as a result, more than 5% of its total assets would be invested in securities of a single issuer; provided that the fund may invest up to 25% of its total assets in the first tier securities of a single issuer for up to three business days.

(ii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (5)).

(iii) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(iv) The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.

(v) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

For purposes of investment limitations (1), (i) and (7), Fidelity Management & Research Company (FMR) identifies the issuer of a security depending on its terms and conditions. In identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a governmental body is guaranteeing the security.

For purposes of limitations (1) and (i), certain securities subject to guarantees (including insurance, letters of credit and demand features) are not considered securities of their issuer, but are subject to separate diversification requirements, in accordance with industry standard requirements for money market funds.

With respect to limitation (iii), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

SHAREHOLDER NOTICE. Securities must be rated in accordance with applicable rules in the highest rating category for short-term securities by at least one nationally recognized rating service (NRSRO) and rated in one of the two highest categories for short-term securities by another NRSRO if rated by more than one NRSRO, or, if unrated, judged to be equivalent to highest quality by FMR pursuant to
procedures adopted by the Board of Trustees.    This operating
policy        may be changed    only     upon 90 days' prior notice to
shareholders.

The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. FMR may not buy all of these instruments or use all of these techniques unless it believes that doing so will help a fund achieve its goal.

AFFILIATED BANK TRANSACTIONS. A fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may involve repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission (SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.

ASSET-BACKED SECURITIES represent interests in pools of purchase contracts, financing leases, or sales agreements entered into by municipalities, mortgages, loans, receivables or other assets. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement. In addition, these securities may be subject to prepayment risk.

BORROWING. Each fund may borrow from banks or from other funds advised by FMR or its affiliates, or through reverse repurchase agreements, and may make additional investments while borrowings are outstanding.

CENTRAL CASH FUNDS are money market funds managed by FMR or its affiliates that seek to earn a high level of current income (free from federal income tax in the case of a municipal money market fund) while maintaining a stable $1.00 share price. The funds comply with industry-standard requirements for money market funds regarding the quality, maturity, and diversification of their investments.

DOMESTIC AND FOREIGN INVESTMENTS include U.S. dollar-denominated time deposits, certificates of deposit, and bankers' acceptances of U.S. banks and their branches located outside of the United States, U.S. branches and agencies of foreign banks, and foreign branches of foreign banks. Domestic and foreign investments may also include U.S. dollar-denominated securities issued or guaranteed by other U.S. or foreign issuers, including U.S. and foreign corporations or other business organizations, foreign governments, foreign government agencies or instrumentalities, and U.S. and foreign financial institutions, including savings and loan institutions, insurance companies, mortgage bankers, and real estate investment trusts, as well as banks.

The obligations of foreign branches of U.S. banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulation. Payment of interest and repayment of principal on these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidence of ownership of portfolio securities may be held outside of the United States and a fund may be subject to the risks associated with the holding of such property overseas. Various provisions of federal law governing the establishment and operation of U.S. branches do not apply to foreign branches of U.S. banks.

Obligations of U.S. branches and agencies of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation, as well as by governmental action in the country in which the foreign bank has its head office.

Obligations of foreign issuers involve certain additional risks. These risks may include future unfavorable political and economic developments, withholding taxes, seizures of foreign deposits, currency controls, interest limitations, or other governmental restrictions that might affect repayment of principal or payment of interest, or the ability to honor a credit commitment. Additionally, there may be less public information available about foreign entities. Foreign issuers may be subject to less governmental regulation and supervision than U.S. issuers. Foreign issuers also generally are not bound by uniform accounting, auditing, and financial reporting requirements comparable to those applicable to U.S. issuers.

ILLIQUID SECURITIES cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a fund. Under the supervision of the Board of Trustees, FMR determines the liquidity of a fund's investments and, through reports from FMR, the Board monitors investments in illiquid securities. In determining the liquidity of a fund's investments, FMR may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

INTERFUND BORROWING AND LENDING PROGRAM. Pursuant to an exemptive order issued by the SEC, a fund may lend money to, and borrow money from, other funds advised by FMR or its affiliates. Treasury Only Portfolio and Tax-Exempt Portfolio currently intend to participate in this program only as borrowers. A fund will borrow through the program only when the costs are equal to or lower than the costs of bank loans, and will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

MONEY MARKET SECURITIES are high-quality, short-term obligations. Money market securities may be structured to be, or may employ a trust or other form so that they are, eligible investments for money market funds. For example, put features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If a structure fails to function as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service (IRS) nor any other regulatory authority has ruled definitively on certain legal issues presented by certain structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by the funds.

MUNICIPAL LEASES and participation interests therein may take the form of a lease, an installment purchase, or a conditional sale contract and are issued by state and local governments and authorities to acquire land or a wide variety of equipment and facilities. Generally, a fund will not hold these obligations directly as a lessor of the property, but will purchase a participation interest in a municipal obligation from a bank or other third party. A participation interest gives the purchaser a specified, undivided interest in the obligation in proportion to its purchased interest in the total amount of the issue.

Municipal leases frequently have risks distinct from those associated with general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet to incur debt. These may include voter referenda, interest rate limits, or public sale requirements. Leases, installment purchases, or conditional sale contracts (which normally provide for title to the leased asset to pass to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting their constitutional and statutory requirements for the issuance of debt. Many leases and contracts include "non-appropriation clauses" providing that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on a yearly or other periodic basis. Non-appropriation clauses free the issuer from debt issuance limitations. If a municipality stops making payments or transfers its obligations to a private entity, the obligation could lose value or become taxable.

MUNICIPAL MARKET DISRUPTION RISK. The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy. Proposals to restrict or eliminate the federal income tax exemption for interest on municipal securities are introduced before Congress from time to time. Proposals also may be introduced before state legislatures that would affect the state tax treatment of a municipal fund's distributions. If such proposals were enacted, the availability of municipal securities and the value of a municipal fund's holdings would be affected and the Trustees would reevaluate the fund's investment objectives and policies. Municipal bankruptcies are relatively rare, and certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear and remain untested. Further, the application of state law to municipal issuers could produce varying results among the states or among municipal securities issuers within a state. These legal uncertainties could affect the municipal securities market generally, certain specific segments of the market, or the relative credit quality of particular securities. Any of these effects could have a significant impact on the prices of some or all of the municipal securities held by a fund, making it more difficult for a fund to maintain a stable net asset value per share
(NAV).

   E    LECTRIC UTILITIES. The electric utilities industry has been experiencing, and will continue to experience, increased competitive pressures. Federal legislation in the last two years will open transmission access to any electricity supplier, although it is not presently known to what extent competition will evolve. Other risks include: (a) the availability and cost of fuel, (b) the availability and cost of capital, (c) the effects of conservation on energy demand,
(d) the effects of rapidly changing environmental, safety, and licensing requirements, and other federal, state, and local regulations, (e) timely and sufficient rate increases, and (f) opposition to nuclear power.

HEALTH CARE. The health care industry is subject to regulatory action by a number of private and governmental agencies, including federal, state, and local governmental agencies. A major source of revenues for the health care industry is payments from the Medicare and Medicaid programs. As a result, the industry is sensitive to legislative changes and reductions in governmental spending for such programs. Numerous other factors may affect the industry, such as general and local economic conditions; demand for services; expenses (including malpractice insurance premiums); and competition among health care providers. In the future, the following elements may adversely affect health care facility operations: adoption of legislation proposing a national health insurance program; other state or local health care reform measures; medical and technological advances which dramatically alter the need for health services or the way in which such services are delivered; changes in medical coverage which alter the traditional fee-for-service revenue stream; and efforts by employers, insurers, and governmental agencies to reduce the costs of health insurance and health care services.

   P    UT FEATURES entitle the holder to sell a security back to the issuer or a third party at any time or at specified intervals. In exchange for this benefit, a fund may accept a lower interest rate. Securities with put features are subject to the risk that the put provider is unable to honor the put feature (purchase the security). Put providers often support their ability to buy securities on demand by obtaining letters of credit or other guarantees from other entities. Demand features, standby commitments, and tender options are types of put features.

REPURCHASE AGREEMENTS involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. The funds will engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR.

RESTRICTED SECURITIES are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. The funds will enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by FMR. Such transactions may increase fluctuations in the market value of fund assets and a fund's yield and may be viewed as a form of leverage.

SHORT SALES "AGAINST THE BOX" are short sales of securities that a fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short). Short sales against the box could be used to protect the NAV of the fund in anticipation of increased interest rates, without sacrificing the current yield of the securities sold short. If a fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. The fund will incur transaction costs in connection with opening and closing short sales against the box.

SOURCES OF LIQUIDITY OR CREDIT SUPPORT. Issuers may employ various forms of credit and liquidity enhancements, including letters of credit, guarantees, puts, and demand features, and insurance provided by domestic or foreign entities such as banks and other financial institutions. FMR may rely on its evaluation of the credit of the liquidity or credit enhancement provider in determining whether to purchase a security supported by such enhancement. In evaluating the credit of a foreign bank or other foreign entities, FMR will consider whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment. Changes in the credit quality of the entity providing the enhancement could affect the value of the security or a fund's share price.

STRIPPED SECURITIES are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other money market securities, although stripped securities may be more volatile. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.

Privately stripped government securities are created when a dealer deposits a U.S. Treasury security or other U.S. Government security with a custodian for safekeeping. The custodian issues separate receipts for the coupon payments and the principal payment, which the dealer then sells.

Because the SEC does not consider privately stripped government securities to be U.S. Government securities for purposes of Rule 2a-7, a fund must evaluate them as it would non-government securities pursuant to regulatory guidelines applicable to money market funds.

TEMPORARY DEFENSIVE POLICIES. Tax-Exempt Portfolio reserves the right to hold a substantial amount of uninvested cash or to invest more than normally permitted in federally taxable obligations for temporary, defensive purposes.

VARIABLE AND FLOATING RATE SECURITIES provide for periodic adjustments in the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate. Some variable or floating rate securities are structured with put features that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries.

WHEN-ISSUED AND FORWARD PURCHASE OR SALE TRANSACTIONS involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered.

When purchasing securities pursuant to one of these transactions, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated. Because payment for the securities is not required until the delivery date, these risks are in addition to the risks associated with a fund's investments. If a fund remains substantially fully invested at a time when a purchase is outstanding, the purchases may result in a form of leverage. When a fund has sold a security pursuant to one of these transactions, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a fund could miss a favorable price or yield opportunity or suffer a loss.

A fund may renegotiate a when-issued or forward transaction and may sell the underlying securities before delivery, which may result in capital gains or losses for the fund.

PORTFOLIO TRANSACTIONS

All orders for the purchase or sale of portfolio securities are placed on behalf of each fund by FMR pursuant to authority contained in the management contract. FMR is also responsible for the placement of transaction orders for other investment companies and investment accounts for which it or its affiliates act as investment adviser. In selecting broker-dealers, subject to applicable limitations of the federal securities laws, FMR considers various relevant factors, including, but not limited to: the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; the reasonableness of any commissions; and, if applicable, arrangements for payment of fund expenses.

If FMR grants investment management authority to a sub-adviser (see the section entitled "Management Contracts"), that sub-adviser is authorized to place orders for the purchase and sale of portfolio securities, and will do so in accordance with the policies described above.

Each fund may execute portfolio transactions with broker-dealers who provide research and execution services to the fund or other investment accounts over which FMR or its affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing, or selling securities; and the availability of securities or the purchasers or sellers of securities. In addition, such broker-dealers may furnish analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of investment accounts; and effect securities transactions and perform functions incidental thereto (such as clearance and settlement).

For transactions in fixed-income securities, FMR's selection of broker-dealers is generally based on the availability of a security and its price and, to a lesser extent, on the overall quality of execution and other services, including research, provided by the broker-dealer.

The receipt of research from broker-dealers that execute transactions on behalf of a fund may be useful to FMR in rendering investment management services to that fund or its other clients, and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other FMR clients may be useful to FMR in carrying out its obligations to a fund. The receipt of such research has not reduced FMR's normal independent research activities; however, it enables FMR to avoid the additional expenses that could be incurred if FMR tried to develop comparable information through its own efforts.

Fixed-income securities are generally purchased from an issuer or underwriter acting as principal for the securities, on a net basis with no brokerage commission paid. However, the dealer is compensated by a difference between the security's original purchase price and the selling price, the so-called "bid-asked spread." Securities may also be purchased from underwriters at prices that include underwriting fees.

Subject to applicable limitations of the federal securities laws, a fund may pay a broker-dealer commissions for agency transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution services. In order to cause a fund to pay such higher commissions, FMR must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers, viewed in terms of a particular transaction or FMR's overall responsibilities to that fund or its other clients. In reaching this determination, FMR will not attempt to place a specific dollar value on the brokerage and research services provided, or to determine what portion of the compensation should be related to those services.

To the extent permitted by applicable law, FMR is authorized to allocate portfolio transactions in a manner that takes into account assistance received in the distribution of shares of the funds or other Fidelity funds and to use the research services of brokerage and other firms that have provided such assistance. FMR may use research services provided by and place agency transactions with National Financial Services Corporation (NFSC) and Fidelity Brokerage Services Japan LLC (FBSJ), indirect subsidiaries of FMR Corp., if the commissions are fair, reasonable, and comparable to commissions
charged by non-affiliated, qualified brokerage firms for s   imilar
services.

FMR may allocate brokerage transactions to broker-dealers (including affiliates of FMR) who have entered into arrangements with FMR under which the broker-dealer allocates a portion of the commissions paid by a fund toward the reduction of that fund's expenses. The transaction quality must, however, be comparable to those of other qualified broker-dealers.

Section 11(a) of the Securities Exchange Act of 1934 prohibits members of national securities exchanges from executing exchange transactions for investment accounts which they or their affiliates manage, unless certain requirements are satisfied. Pursuant to such requirements, the Board of Trustees has authorized NFSC to execute portfolio transactions on national securities exchanges in accordance with approved procedures and applicable SEC rules.

The Trustees of each fund periodically review FMR's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the fund and review the commissions paid by the fund over representative periods of time to determine if they are reasonable in relation to the benefits to the fund.

   A fund may pay both commissions and spreads in connection with the placement of portfolio transactions. For the fiscal years ended March 31, 2000, 1999 and 1998, the funds paid no brokerage commissions.

   For the fiscal year ended March 31, 2000 the funds paid no brokerage commissions to firms for providing research services.

The Trustees of each fund have approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a fund may purchase securities that are offered in underwritings in which an affiliate of FMR participates. These procedures prohibit the funds from directly or indirectly benefiting an FMR affiliate in connection with such underwritings. In addition, for underwritings where an FMR affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the funds could purchase in the underwriting.

From time to time the Trustees will review whether the recapture for the benefit of the funds of some portion of the brokerage commissions or similar fees paid by the funds on portfolio transactions is legally permissible and advisable. Each fund seeks to recapture soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect. The Trustees intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment whether it would be advisable for each fund to seek such recapture.

Although the Trustees and officers of each fund are substantially the same as those of other funds managed by FMR or its affiliates, investment decisions for each fund are made independently from those
of other funds        or investment accounts managed by FMR    or
its     affiliates. It sometimes happens that the same security is
held in the portfolio of more than one of these fun   ds o    r
investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

When two or more funds are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable for each fund. In some cases this system could have a detrimental effect on the price or value of the security as far as each fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds. It is the current opinion of the Trustees that the desirability of retaining FMR as investment adviser to each fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.

VALUATION

Each class's NAV is the value of a single share. The NAV of each class is computed by adding the class's pro rata share of the value of the applicable fund's investments, cash, and other assets, subtracting the class's pro rata share of the applicable fund's liabilities, subtracting the liabilities allocated to the class, and dividing the result by the number of shares of that class that are outstanding.

Portfolio securities and other assets are valued on the basis of amortized cost. This technique involves initially valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument may be higher or lower than the price a fund would receive if it sold the instrument.

Securities of other open-end investment companies are valued at their respective NAVs.

At such intervals as they deem appropriate, the Trustees consider the extent to which NAV calculated by using market valuations would deviate from the $1.00 per share calculated using amortized cost valuation. If the Trustees believe that a deviation from a fund's amortized cost per share may result in material dilution or other unfair results to shareholders, the Trustees have agreed to take such corrective action, if any, as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, the dilution or unfair results. Such corrective action could include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; establishing NAV by using available market quotations; and such other measures as the Trustees may deem appropriate.

PERFORMANCE

A class may quote performance in various ways. All performance information supplied by the funds in advertising is historical and is not intended to indicate future returns. A class's yield and return fluctuate in response to market conditions and other factors.

YIELD CALCULATIONS. To compute the yield for a class of a fund for a period, the net change in value of a hypothetical account containing one share reflects the value of additional shares purchased with dividends from the one original share and dividends declared on both the original share and any additional shares. The net change is then divided by the value of the account at the beginning of the period to obtain a base period return. This base period return is annualized to obtain a current annualized yield. A class of a fund also may calculate an effective yield by compounding the base period return over a one-year period. In addition to the current yield, a class of a fund may quote yields in advertising based on any historical seven-day period. Yields for each class of a fund are calculated on the same basis as other money market funds, as required by applicable regulation.

Yield information may be useful in reviewing a class's performance and in providing a basis for comparison with other investment alternatives. However, a class's yield fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of respective investment companies they have chosen to consider.

Investors should recognize that in periods of declining interest rates a class's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates a class's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the fund's holdings, thereby reducing a class's current yield. In periods of rising interest rates, the opposite can be expected to occur.

Tax-equivalent yields are calculated by dividing    that portion
of     a class's yield    that is tax-exempt     by the result of one
minus    the applicable     specified federal income tax rate    and
adding the quotient to that portion, if any, of the     class's yield
that    is not tax-exempt.

The following table shows the effect of a shareholder's tax
bracket     on    tax-equivalent     yield under federal income tax
laws for    2000    . It shows,    for tax-exempt securities with
different yields,     the yield    on     a taxable security    that
is approximately     equivalent to    the tax-exempt security's yield
after taking into account the effect of various effective income tax
rates on the taxable security    . Of course, no assurance can be
given that a class of a municipal fund will    have     any specific
yield. While    the     municipal fund invests principally in
   securities     whose interest is exempt from federal income tax,
   some portion of the distributions paid     by the fund may be
taxable.



   2000     Tax Rates and Tax-Equivalent Yields


                                                   Federal   If a tax-exempt security's yield is:

Taxable Income*                                    Marginal  2%      3%      4%      5%      6%      7%

Single Return    Joint Return                      Rate**    Then tax-equivalent yield would be:


$ -        -  $ 26,250   $ -        -  $ 43,850    15.0%     2.35%   3.53%   4.71%   5.88%   7.06%   8.24%

$ 26,251   -  $ 63,550   $ 43,851   -  $ 105,950   28.0%     2.78%   4.17%   5.56%   6.94%   8.33%   9.72%

$ 63,551   -  $ 132,600  $ 105,951  -  $ 161,450   31.0%     2.90%   4.35%   5.80%   7.25%   8.70%   10.14%

$ 132,601  -  $ 288,350  $ 161,451  -  $ 288,350   36.0%     3.13%   4.69%   6.25%   7.81%   9.38%   10.94%

$ 288,351  -  and over   $ 288,351  -  and over    39.6%     3.31%   4.97%   6.62%   8.28%   9.93%   11.59%



* Net amount subject to federal income tax after deductions and exemptions. Assumes ordinary income only.

** Excludes the impact of    any alternative minimum tax,     the
phaseout of personal exemptions, limitations on itemized deductions, and other credits, exclusions, and adjustments which may increase a
taxpayer's marginal    income     tax rate. An increase in a
shareholder's marginal    income     tax rate would increase that
shareholder's tax-equivalent yield.

The municipal fund may invest a portion of its assets in
   securities     that are subject to federal income tax. When    a
municipal fund     invests in these    securities    , its
tax-equivalent yields    may     be lower. In the table above,
tax-equivalent yields are calculated assuming    securities     are
100%    exempt from federal income tax    .

RETURN CALCULATIONS. Returns quoted in advertising reflect all aspects of a class's return, including the effect of reinvesting dividends and capital gain distributions, and any change in a class's NAV over a stated period. A class's return may be calculated by using the performance data of a previously existing class prior to the date that the new class commenced operations, adjusted to reflect differences in sales charges but not 12b-1 fees. A cumulative return reflects actual performance over a stated period of time. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a class over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that a class's performance is not constant over time, but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of a class.

In addition to average annual returns, a class may quote unaveraged or cumulative returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Returns may be broken down into their components of income and capital (including capital gains and changes in share price) to illustrate the relationship of these factors and their contributions to return. Returns may be quoted
on a before-tax or after-tax basis.    After-tax returns reflect the
return of a hypothetical account after payment of federal and/or state taxes using assumed tax rates. After-tax returns may assume that taxes are paid at the time of distribution or once a year or as paid in cash or by selling shares, that shares are held through the entire period, sold on the last day of the period, or sold at a future date, and
distributions are reinvested or paid in cash.     Returns, yields and
other performance information may be quoted numerically or in a table, graph, or similar illustration.

   H    ISTORICAL FUND RESULTS. The following table shows each class's
7-day yield, tax-equivalent yield, and returns for the fiscal periods
ended March 31,    2000    .

Class II and Class III have a 12b-1 fee of 0.15% and 0.25%, respectively, which is included in the 7-day yield, tax-equivalent yield, and average annual and cumulative returns.

The tax-equivalent yield for    the tax-free fund     is based on a
   36    % federal income tax rate.


                                                                         Average Annual Returns1

                                 Seven-Day Yield  Tax- Equivalent Yield  One Year                 Five Years

Treasury Only Portfolio -         5.61%           N/A                     4.98%                    5.21%
Class I

Treasury Only Portfolio -         5.45%           N/A                     4.83%                    5.07%
Class II

Treasury Only Portfolio -         5.36%           N/A                     4.72%                    4.98%
Class III

Treasury Portfolio - Class I      5.78%           N/A                     5.12%                    5.39%

Treasury Portfolio - Class II     5.64%           N/A                     4.97%                    5.25%

Treasury Portfolio - Class III    5.53%           N/A                     4.86%                    5.12%

Government Portfolio - Class I    5.89%           N/A                     5.32%                    5.49%

Government Portfolio - Class II   5.74%           N/A                     5.17%                    5.36%

Government Portfolio - Class      5.64%           N/A                     5.06%                    5.23%
III

Domestic Portfolio - Class I      5.94%           N/A                     5.45%                    5.54%

Domestic Portfolio - Class II     5.78%           N/A                     5.29%                    5.40%

Domestic Portfolio - Class III    5.69%           N/A                     5.19%                    5.27%

Money Market Portfolio -          5.94%           N/A                     5.47%                    5.57%
Class I

Money Market Portfolio -          5.79%           N/A                     5.31%                    5.44%
Class II

Money Market Portfolio -          5.69%           N/A                     5.20%                    5.31%
Class III

Tax-Exempt Portfolio - Class I    3.61%            5.64%                  3.38%                    3.47%

Tax-Exempt Portfolio - Class II   3.47%            5.42%                  3.22%                    3.34%

Tax-Exempt Portfolio - Class      3.36%            5.25%                  3.12%                    3.24%
III




                                 Average Annual Returns1   Cumulative Returns1

                                 Ten Years/ Life of Fund*  One Year             Five Years  Ten Years/ Life of Fund*

Treasury Only Portfolio -         4.85%*                    4.98%                28.89%      56.79%*
Class I

Treasury Only Portfolio -         4.77%*                    4.83%                28.04%      55.76%*
Class II

Treasury Only Portfolio -         4.73%*                    4.72%                27.49%      55.09%*
Class III

Treasury Portfolio - Class I      5.14%                     5.12%                30.01%      65.15%

Treasury Portfolio - Class II     5.08%                     4.97%                29.17%      64.08%

Treasury Portfolio - Class III    4.96%                     4.86%                28.38%      62.33%

Government Portfolio - Class I    5.24%                     5.32%                30.65%      66.70%

Government Portfolio - Class II   5.17%                     5.17%                29.80%      65.62%

Government Portfolio - Class      5.09%                     5.06%                29.03%      64.24%
III

Domestic Portfolio - Class I      5.29%                     5.45%                30.96%      67.38%

Domestic Portfolio - Class II     5.22%                     5.29%                30.10%      66.29%

Domestic Portfolio - Class III    5.13%                     5.19%                29.31%      64.90%

Money Market Portfolio -          5.33%                     5.47%                31.16%      68.08%
Class I

Money Market Portfolio -          5.26%                     5.31%                30.30%      66.97%
Class II

Money Market Portfolio -          5.15%                     5.20%                29.50%      65.23%
Class III

Tax-Exempt Portfolio - Class I    3.56%                     3.38%                18.61%      41.86%

Tax-Exempt Portfolio - Class II   3.49%                     3.22%                17.83%      40.93%

Tax-Exempt Portfolio - Class      3.45%                     3.12%                17.31%      40.32%
III


* Life of    Fund     figures for Treasury Only Portfolio    are from
    October 3, 1990 (commencement of operations)    through the fiscal
period ended 2000.

1    Initial offering of Class II for each fund took place on November
6, 1995. Class II returns prior to November 6, 1995 are those of Class I which has no 12b-1 fee. If Class II's 12b-1 fee had been reflected, returns prior to November 6, 1995 would have been lower.

 Initial offering of Class III for Treasury Only Portfolio took place on November 6, 1995. Class III returns prior to November 6, 1995 are those of Class I which has no 12b-1 fee. If Class III's 12b-1 fee had been reflected, returns prior to November 6, 1995 would have been lower.

 Initial offering of Class III for Treasury Portfolio took place on October 22, 1993. Prior to July 1, 1995, Class III had a 0.32% 12b-1 fee. Class III returns prior to October 22, 1993 are those of Class I which has no 12b-1 fee. If Class III's current 12b-1 fee had been reflected, returns prior to July 1, 1995 through October 22, 1993 would have been higher and returns prior to October 22, 1993 would have been lower.

 Initial offering of Class III for Government Portfolio took place on April 4, 1994. Class III returns prior to April 4, 1994 are those of Class I which has no 12b-1 fee. If Class III's 12b-1 fee had been reflected, returns prior to April 4, 1994 would have been lower.

 Initial offering of Class III for Domestic Portfolio took place on July 19, 1994. Prior to July 1, 1995, Class III had a 0.32% 12b-1 fee. Class III returns prior to July 19, 1994 are those of Class I which has no 12b-1 fee. If Class III's current 12b-1 fee had been reflected, returns prior to July 1, 1995 through July 19, 1994 would have been higher and returns prior to July 19, 1994 would have been lower.

 Initial offering of Class III for Money Market Portfolio took place on November 17, 1993. Prior to July 1, 1995, Class III had a 0.32% 12b-1 fee. Class III returns prior to November 17, 1993 are those of Class I which has no 12b-1 fee. If Class III's current 12b-1 fee had been reflected, returns prior to July 1, 1995 through November 17, 1993 would have been higher and returns prior to November 17, 1993 would have been lower.

 Initial offering of Class III for     Tax-Exempt    Portfolio took
place on November 6, 1995. Class III returns prior to November 6, 1995 are those of Class I which has no 12b-1 fee. If Class III's 12b-1 fee had been reflected, returns prior to November 6, 1995 would have been lower.

Note: If FMR had not reimbursed certain class expenses during these periods, Class I, Class II, and Class III's returns would have been lower.

Note: If FMR had not reimbursed certain class expenses during these periods, Class I, Class II, and Class III's yield and tax equivalent yield (for Tax-Exempt Portfolio) would have been:


                         Class I                                Class II                               Class III

Fund                     Seven-Day Yield  Tax-Equivalent Yield  Seven-Day Yield  Tax-Equivalent Yield  Seven-Day Yield

Treasury Only Portfolio   5.56%           N/A                    5.40%           N/A                    5.31%

Treasury Portfolio        5.74%           N/A                    5.60%           N/A                    5.49%

Government Portfolio      5.84%           N/A                    5.68%           N/A                    5.58%

Domestic Portfolio        5.87%           N/A                    5.71%           N/A                    5.62%

Money Market Portfolio    5.89%           N/A                    5.74%           N/A                    5.64%

Tax-Exempt Portfolio      3.56%            5.56%                 3.42%            5.34%                 3.31%





                         Class III

Fund                     Tax-Equivalent Yield

Treasury Only Portfolio  N/A

Treasury Portfolio       N/A

Government Portfolio     N/A

Domestic Portfolio       N/A

Money Market Portfolio   N/A

Tax-Exempt Portfolio      5.17%



The following tables show the income and capital elements of each class's cumulative return. The tables compare each class's return to the record of the Standard & Poor's 500SM Index (S&P 500(registered trademark)), the Dow Jones Industrial Average (DJIA), and the cost of living, as measured by the Consumer Price Index (CPI), over the same
period.        The S&P 500 and DJIA comparisons are provided to show
how each class's return compared to the record of a    market
capitalization-weighted     index of common stocks and a narrower set
of stocks of major industrial companies, respectively, over the same period. Because each fund invests in short-term fixed-income securities, common stocks represent a different type of investment from the funds. Common stocks generally offer greater growth potential than the funds, but generally experience greater price volatility, which means greater potential for loss. In addition, common stocks generally provide lower income than fixed-income investments such as the funds. The S&P 500 and DJIA returns are based on the prices of unmanaged groups of stocks and, unlike each class's returns, do not include the effect of brokerage commissions or other costs of investing.

   T    he following tables show the growth in value of a hypothetical
$10,000 investment in each class of each fund during the 10-year
period ended March 31,    2000     or life of each fund, as
applicable, assuming all distributions were reinvested. Returns are based on past results and are not an indication of future performance. Tax consequences of different investments have not been factored into the figures below.

   D    uring the period from October 3, 1990 (commencement of
operations) to March 31,    2000    , a hypothetical $10,000
investment in Class I of Treasury Only Portfolio would have grown to
$   15,679    .


TREASURY ONLY PORTFOLIO -
CLASS I

Fiscal Period Ended
March 31                  Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

2000                      $ 10,000                  $ 5,679                       $ 0                          $ 15,679

1999                      $ 10,000                  $ 4,935                       $ 0                          $ 14,935

1998                      $ 10,000                  $ 4,225                       $ 0                          $ 14,225

1997                      $ 10,000                  $ 3,505                       $ 0                          $ 13,505

1996                      $ 10,000                  $ 2,842                       $ 0                          $ 12,842

1995                      $ 10,000                  $ 2,165                       $ 0                          $ 12,165

1994                      $ 10,000                  $ 1,624                       $ 0                          $ 11,624

1993                      $ 10,000                  $ 1,285                       $ 0                          $ 11,285

1992                      $ 10,000                  $ 913                         $ 0                          $ 10,913

1991*                     $ 10,000                  $ 353                         $ 0                          $ 10,353





TREASURY ONLY PORTFOLIO -     INDEXES
CLASS I

Fiscal Period Ended March 31  S&P 500   DJIA      Cost of Living**


2000                          $ 59,515  $ 54,691  $ 12,894

1999                          $ 50,460  $ 48,277  $ 12,434

1998                          $ 42,597  $ 42,688  $ 12,223

1997                          $ 28,782  $ 31,403  $ 12,057

1996                          $ 24,020  $ 26,101  $ 11,733

1995                          $ 18,183  $ 19,980  $ 11,409

1994                          $ 15,735  $ 16,157  $ 11,093

1993                          $ 15,506  $ 14,846  $ 10,821

1992                          $ 13,454  $ 13,573  $ 10,497

1991*                         $ 12,114  $ 11,848  $ 10,173



* From October 3, 1990 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class I of
Treasury Only Portfolio on October 3, 1990   ,     the net amount
invested in Class I shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to
$   15,679    . If distributions had not been reinvested, the amount
of distributions earned from the    class     over time would have
been smaller, and cash payments for the period would have amounted to
$   4,507     for dividends. The fund did not distribute any capital
gains during the period.

During the period from October 3, 1990 (commencement of operations) to
March 31,    2000    , a hypothetical $10,000 investment in Class II
of Treasury Only Portfolio would have grown to $   15,576    .


TREASURY ONLY PORTFOLIO -
CLASS II

Fiscal Period Ended
March 31                  Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

2000                      $ 10,000                  $ 5,576                       $ 0                          $ 15,576

1999                      $ 10,000                  $ 4,858                       $ 0                          $ 14,858

1998                      $ 10,000                  $ 4,173                       $ 0                          $ 14,173

1997                      $ 10,000                  $ 3,476                       $ 0                          $ 13,476

1996                      $ 10,000                  $ 2,833                       $ 0                          $ 12,833

1995                      $ 10,000                  $ 2,165                       $ 0                          $ 12,165

1994                      $ 10,000                  $ 1,624                       $ 0                          $ 11,624

1993                      $ 10,000                  $ 1,285                       $ 0                          $ 11,285

1992                      $ 10,000                  $ 913                         $ 0                          $ 10,913

1991*                     $ 10,000                  $ 353                         $ 0                          $ 10,353





TREASURY ONLY PORTFOLIO -     INDEXES
CLASS II

Fiscal Period Ended March 31  S&P 500   DJIA      Cost of Living**


2000                          $ 59,515  $ 54,691  $ 12,894

1999                          $ 50,460  $ 48,277  $ 12,434

1998                          $ 42,597  $ 42,688  $ 12,223

1997                          $ 28,782  $ 31,403  $ 12,057

1996                          $ 24,020  $ 26,101  $ 11,733

1995                          $ 18,183  $ 18,980  $ 11,409

1994                          $ 15,735  $ 16,157  $ 11,093

1993                          $ 15,506  $ 14,846  $ 10,821

1992                          $ 13,454  $ 13,573  $ 10,497

1991*                         $ 12,114  $ 11,848  $ 10,173



* From October 3, 1990 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class II of Treasury Only Portfolio on October 3, 1990, the net amount invested in Class II shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at
the time they were reinvested) amounted to $   15,576    . If
distributions had not been reinvested, the amount of distributions
earned from the    class     over time would have been smaller, and
cash payments for the period would have amounted to $   4,440     for
dividends   .     The fund did not distribute any capital gains during
the period.    Initial offering of Class II for Treasury Only
Portfolio took place on November 6, 1995. Class II returns prior to November 6, 1995 are those of Class I which has no 12b-1 fee. If Class II's 12b-1 fee had been reflected, returns prior to November 6, 1995 would have been lower.

During the period from October 3, 1990 (commencement of operations) to
March 31,    2000    , a hypothetical $10,000 investment in Class III
of Treasury Only Portfolio would have grown to $   15,509    .


TREASURY ONLY PORTFOLIO -
CLASS III

Fiscal Period Ended
March 31                  Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

2000                      $ 10,000                  $ 5,509                       $ 0                          $ 15,509

1999                      $ 10,000                  $ 4,809                       $ 0                          $ 14,809

1998                      $ 10,000                  $ 4,140                       $ 0                          $ 14,140

1997                      $ 10,000                  $ 3,458                       $ 0                          $ 13,458

1996                      $ 10,000                  $ 2,829                       $ 0                          $ 12,829

1995                      $ 10,000                  $ 2,165                       $ 0                          $ 12,165

1994                      $ 10,000                  $ 1,624                       $ 0                          $ 11,624

1993                      $ 10,000                  $ 1,285                       $ 0                          $ 11,285

1992                      $ 10,000                  $ 913                         $ 0                          $ 10,913

1991*                     $ 10,000                  $ 353                         $ 0                          $ 10,353





TREASURY ONLY PORTFOLIO -     INDEXES
CLASS III

Fiscal Period Ended March 31  S&P 500   DJIA      Cost of Living**


2000                          $ 59,515  $ 54,691  $ 12,894

1999                          $ 50,460  $ 48,277  $ 12,434

1998                          $ 42,597  $ 42,688  $ 12,223

1997                          $ 28,782  $ 31,403  $ 12,057

1996                          $ 24,020  $ 26,101  $ 11,733

1995                          $ 18,183  $ 18,980  $ 11,409

1994                          $ 15,735  $ 16,157  $ 11,093

1993                          $ 15,506  $ 14,846  $ 10,821

1992                          $ 13,454  $ 13,573  $ 10,497

1991*                         $ 12,114  $ 11,848  $ 10,173



* From October 3, 1990 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class III of Treasury Only Portfolio on October 3, 1990, the net amount invested in Class III shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at
the time they were reinvested) amounted to $   15,509    . If
distributions had not been reinvested, the amount of distributions
earned from the    class     over time would have been smaller, and
cash payments for the period would have amounted to $   4,397     for
dividends   .     The fund did not distribute any capital gains during
the period.    Initial offering of Class III for Treasury Only
Portfolio took place on November 6, 1995. Class III returns prior to November 6, 1995 are those of Class I which has no 12b-1 fee. If Class III's 12b-1 fee had been reflected, returns prior to November 6, 1995 would have been lower.

During the 10-year period ended March 31,    2000    , a hypothetical
$10,000 investment in Class I of Treasury Portfolio would have grown
to $   16,515    .


TREASURY PORTFOLIO - CLASS I

Fiscal Year Ended
March 31                  Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

2000                      $ 10,000                  $ 6,515                       $ 0                          $ 16,515

1999                      $ 10,000                  $ 5,710                       $ 0                          $ 15,710

1998                      $ 10,000                  $ 4,936                       $ 0                          $ 14,936

1997                      $ 10,000                  $ 4,150                       $ 0                          $ 14,150

1996                      $ 10,000                  $ 3,438                       $ 0                          $ 13,438

1995                      $ 10,000                  $ 2,703                       $ 0                          $ 12,703

1994                      $ 10,000                  $ 2,124                       $ 0                          $ 12,124

1993                      $ 10,000                  $ 1,764                       $ 0                          $ 11,764

1992                      $ 10,000                  $ 1,371                       $ 0                          $ 11,371

1991                      $ 10,000                  $ 787                         $ 0                          $ 10,787





TREASURY PORTFOLIO - CLASS I  INDEXES

Fiscal Year Ended March 31    S&P 500   DJIA      Cost of Living


2000                          $ 56,198  $ 51,612  $ 13,294

1999                          $ 47,648  $ 45,558  $ 12,821

1998                          $ 40,223  $ 40,284  $ 12,603

1997                          $ 27,178  $ 29,635  $ 12,432

1996                          $ 22,682  $ 24,631  $ 12,098

1995                          $ 17,170  $ 17,912  $ 11,764

1994                          $ 14,858  $ 15,247  $ 11,437

1993                          $ 14,642  $ 14,010  $ 11,158

1992                          $ 12,704  $ 12,809  $ 10,824

1991                          $ 11,439  $ 11,180  $ 10,490



Explanatory Notes: With an initial investment of $10,000 in Class I of Treasury Portfolio on April 1 , 1990, the net amount invested in Class I shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at
the time they were reinvested) amounted to $   16,515    . If
distributions had not been reinvested, the amount of distributions
earned from the    class     over time would have been smaller, and
cash payments for the period would have amounted to $   5,028     for
dividends   .     The fund did not distribute any capital gains during
the period.

During the 10-year period ended March 31,    2000    , a hypothetical
$10,000 investment in Class II of Treasury Portfolio would have grown
to $   16,408.


TREASURY PORTFOLIO - CLASS II

Fiscal Year Ended
March 31                  Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

2000                      $ 10,000                  $ 6,408                       $ 0                          $ 16,408

1999                      $ 10,000                  $ 5,631                       $ 0                          $ 15,631

1998                      $ 10,000                  $ 4,883                       $ 0                          $ 14,883

1997                      $ 10,000                  $ 4,121                       $ 0                          $ 14,121

1996                      $ 10,000                  $ 3,430                       $ 0                          $ 13,430

1995                      $ 10,000                  $ 2,703                       $ 0                          $ 12,703

1994                      $ 10,000                  $ 2,124                       $ 0                          $ 12,124

1993                      $ 10,000                  $ 1,764                       $ 0                          $ 11,764

1992                      $ 10,000                  $ 1,371                       $ 0                          $ 11,371

1991                      $ 10,000                  $ 787                         $ 0                          $ 10,787





TREASURY PORTFOLIO - CLASS II  INDEXES

Fiscal Year Ended March 31     S&P 500   DJIA      Cost of Living


2000                           $ 56,198  $ 51,612  $ 13,294

1999                           $ 47,648  $ 45,558  $ 12,821

1998                           $ 40,223  $ 40,284  $ 12,603

1997                           $ 27,178  $ 29,635  $ 12,432

1996                           $ 22,682  $ 24,631  $ 12,098

1995                           $ 17,170  $ 17,912  $ 11,764

1994                           $ 14,858  $ 15,247  $ 11,437

1993                           $ 14,642  $ 14,010  $ 11,158

1992                           $ 12,704  $ 12,809  $ 10,824

1991                           $ 11,439  $ 11,180  $ 10,490



Explanatory Notes: With an initial investment of $10,000 in Class II
of Treasury Portfolio on    April 1    , 1990, the net amount invested
in Class II shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at
the time they were reinvested) amounted to $   16,408    . If
distributions had not been reinvested, the amount of distributions
earned from the    class     over time would have been smaller, and
cash payments for the period would have amounted to $   4,963     for
dividends. The fund did not distribute any capital gains during the
period.    Initial offering of Class II for Treasury Portfolio took
place on November 6, 1995. Class II returns prior to November 6, 1995 are those of Class I which has no 12b-1 fee. If Class II's 12b-1 fee had been reflected, returns prior to November 6, 1995 would have been lower.

During the 10-year period ended March 31,    2000    , a hypothetical
$10,000 investment in Class III of Treasury Portfolio would have grown
to $   16,233    .


TREASURY PORTFOLIO - CLASS III

Fiscal Year Ended
March 31                  Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

2000                      $ 10,000                  $ 6,233                       $ 0                          $ 16,233

1999                      $ 10,000                  $ 5,480                       $ 0                          $ 15,480

1998                      $ 10,000                  $ 4,754                       $ 0                          $ 14,754

1997                      $ 10,000                  $ 4,012                       $ 0                          $ 14,012

1996                      $ 10,000                  $ 3,341                       $ 0                          $ 13,341

1995                      $ 10,000                  $ 2,645                       $ 0                          $ 12,645

1994                      $ 10,000                  $ 2,107                       $ 0                          $ 12,107

1993                      $ 10,000                  $ 1,764                       $ 0                          $ 11,764

1992                      $ 10,000                  $ 1,371                       $ 0                          $ 11,371

1991                      $ 10,000                  $ 787                         $ 0                          $ 10,787





TREASURY PORTFOLIO - CLASS III  INDEXES

Fiscal Year Ended March 31      S&P 500   DJIA      Cost of Living


2000                            $ 56,198  $ 51,612  $ 13,294

1999                            $ 47,648  $ 45,558  $ 12,821

1998                            $ 40,223  $ 40,284  $ 12,603

1997                            $ 27,178  $ 29,635  $ 12,432

1996                            $ 22,682  $ 24,631  $ 12,098

1995                            $ 17,170  $ 17,912  $ 11,764

1994                            $ 14,858  $ 15,247  $ 11,437

1993                            $ 14,642  $ 14,010  $ 11,158

1992                            $ 12,704  $ 12,809  $ 10,824

1991                            $ 11,439  $ 11,180  $ 10,490



Explanatory Notes: With an initial investment of $10,000 in Class III
of Treasury Portfolio on    April 1    , 1990, the net amount invested
in Class III shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at
the time they were reinvested) amounted to $   16,233    . If
distributions had not been reinvested, the amount of distributions
earned from the    class     over time would have been smaller, and
cash payments for the period would have amounted to $   4,855     for
dividends. The fund did not distribute any capital gains during the
period.    Initial offering of Class III for Treasury Portfolio took
place on October 22, 1993. Prior to July 1, 1995, Class III had a 0.32% 12b-1 fee. Class III returns prior to October 22, 1993 are those of Class I which has no 12b-1 fee. If Class III's current 12b-1 fee had been reflected, returns prior to July 1, 1995 through October 22, 1993 would have been higher and returns prior to October 22, 1993 would have been lower.

During the 10-year period ended March 31,    2000    , a hypothetical
$10,000 investment in Class I of Government Portfolio would have grown
to $   16,670    .


GOVERNMENT PORTFOLIO - CLASS I

Fiscal Year Ended
March 31                  Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

2000                      $ 10,000                  $ 6,670                       $ 0                          $ 16,670

1999                      $ 10,000                  $ 5,827                       $ 0                          $ 15,827

1998                      $ 10,000                  $ 5,029                       $ 0                          $ 15,029

1997                      $ 10,000                  $ 4,231                       $ 0                          $ 14,231

1996                      $ 10,000                  $ 3,505                       $ 0                          $ 13,505

1995                      $ 10,000                  $ 2,760                       $ 0                          $ 12,760

1994                      $ 10,000                  $ 2,168                       $ 0                          $ 12,168

1993                      $ 10,000                  $ 1,799                       $ 0                          $ 11,799

1992                      $ 10,000                  $ 1,393                       $ 0                          $ 11,393

1991                      $ 10,000                  $ 794                         $ 0                          $ 10,794





GOVERNMENT PORTFOLIO - CLASS I  INDEXES

Fiscal Year Ended March 31      S&P 500   DJIA      Cost of Living


2000                            $ 56,198  $ 51,612  $ 13,294

1999                            $ 47,648  $ 45,558  $ 12,821

1998                            $ 40,223  $ 40,284  $ 12,603

1997                            $ 27,178  $ 29,635  $ 12,432

1996                            $ 22,682  $ 24,631  $ 12,098

1995                            $ 17,170  $ 17,912  $ 11,764

1994                            $ 14,858  $ 15,247  $ 11,437

1993                            $ 14,642  $ 14,010  $ 11,158

1992                            $ 12,704  $ 12,809  $ 10,824

1991                            $ 11,439  $ 11,180  $ 10,490



Explanatory Notes: With an initial investment of $10,000 in Class I of
Government Portfolio on    April 1    , 1990, the net amount invested
in Class I shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at
the time they were reinvested) amounted to $   16,670    . If
distributions had not been reinvested, the amount of distributions
earned from the    class     over time would have been smaller, and
cash payments for the period would have amounted to $   5,122     for
dividends   .     The fund did not distribute any capital gains during
the period.

During the 10-year period ended March 31,    2000    , a hypothetical
$10,000 investment in Class II of Government Portfolio would have
grown to $   16,562    .


GOVERNMENT PORTFOLIO - CLASS II

Fiscal Year Ended
March 31                  Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

2000                      $ 10,000                  $ 6,562                       $ 0                          $ 16,562

1999                      $ 10,000                  $ 5,749                       $ 0                          $ 15,749

1998                      $ 10,000                  $ 4,976                       $ 0                          $ 14,976

1997                      $ 10,000                  $ 4,202                       $ 0                          $ 14,202

1996                      $ 10,000                  $ 3,497                       $ 0                          $ 13,497

1995                      $ 10,000                  $ 2,760                       $ 0                          $ 12,760

1994                      $ 10,000                  $ 2,168                       $ 0                          $ 12,168

1993                      $ 10,000                  $ 1,799                       $ 0                          $ 11,799

1992                      $ 10,000                  $ 1,393                       $ 0                          $ 11,393

1991                      $ 10,000                  $ 794                         $ 0                          $ 10,794





GOVERNMENT PORTFOLIO - CLASS II  INDEXES

Fiscal Year Ended March 31       S&P 500   DJIA      Cost of Living


2000                             $ 56,198  $ 51,612  $ 13,294

1999                             $ 47,648  $ 45,558  $ 12,821

1998                             $ 40,223  $ 40,284  $ 12,603

1997                             $ 27,178  $ 29,635  $ 12,432

1996                             $ 22,682  $ 24,631  $ 12,098

1995                             $ 17,170  $ 17,912  $ 11,764

1994                             $ 14,858  $ 15,247  $ 11,437

1993                             $ 14,642  $ 14,010  $ 11,158

1992                             $ 12,704  $ 12,809  $ 10,824

1991                             $ 11,439  $ 11,180  $ 10,490



Explanatory Notes: With an initial investment of $10,000 in Class II
of Government Portfolio on    April 1    , 1990, the net amount
invested in Class II shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to
$   16,562    . If distributions had not been reinvested, the amount
of distributions earned from the    class     over time would have
been smaller, and cash payments for the period would have amounted to
   $5,057     for dividends. The fund did not distribute any capital
gains during the period.    Initial offering of Class II for
Government Portfolio took place on November 6, 1995. Class II returns prior to November 6, 1995 are those of Class I which has no 12b-1 fee. If Class II's 12b-1 fee had been reflected, returns prior to November 6, 1995 would have been lower.

During the 10-year period ended March 31,    2000    , a hypothetical
$10,000 investment in Class III of Government Portfolio would have
grown to $   16,424    .


GOVERNMENT PORTFOLIO - CLASS III

Fiscal Year Ended
March 31                  Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

2000                      $ 10,000                  $ 6,424                       $ 0                          $ 16,424

1999                      $ 10,000                  $ 5,632                       $ 0                          $ 15,632

1998                      $ 10,000                  $ 4,881                       $ 0                          $ 14,881

1997                      $ 10,000                  $ 4,126                       $ 0                          $ 14,126

1996                      $ 10,000                  $ 3,439                       $ 0                          $ 13,439

1995                      $ 10,000                  $ 2,728                       $ 0                          $ 12,728

1994                      $ 10,000                  $ 2,168                       $ 0                          $ 12,168

1993                      $ 10,000                  $ 1,799                       $ 0                          $ 11,799

1992                      $ 10,000                  $ 1,393                       $ 0                          $ 11,393

1991                      $ 10,000                  $ 794                         $ 0                          $ 10,794





GOVERNMENT PORTFOLIO - CLASS  INDEXES
III

Fiscal Year Ended March 31    S&P 500   DJIA      Cost of Living


2000                          $ 56,198  $ 51,612  $ 13,294

1999                          $ 47,648  $ 45,558  $ 12,821

1998                          $ 40,223  $ 40,284  $ 12,603

1997                          $ 27,178  $ 29,635  $ 12,432

1996                          $ 22,682  $ 24,631  $ 12,098

1995                          $ 17,170  $ 17,912  $ 11,764

1994                          $ 14,858  $ 15,247  $ 11,437

1993                          $ 14,642  $ 14,010  $ 11,158

1992                          $ 12,704  $ 12,809  $ 10,824

1991                          $ 11,439  $ 11,180  $ 10,490



Explanatory Notes: With an initial investment of $10,000 in Class III
of Government Portfolio on    April 1    , 1990, the net amount
invested in Class III shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to
$   16,424    . If distributions had not been reinvested, the amount
of distributions earned from the    class     over time would have
been smaller, and cash payments for the period would have amounted to
$   4,972     for dividends. The fund did not distribute any capital
gains during the period.    Initial offering of Class III for
Government Portfolio took place on April 4, 1994. Class III returns prior to April 4, 1994 are those of Class I which has no 12b-1 fee. If Class III's 12b-1 fee had been reflected, returns prior to April 4, 1994 would have been lower.

During the    10-year period ended     March 31,    2000    , a
hypothetical $10,000 investment in Class I of Domestic Portfolio would
have grown to $   16,738    .


DOMESTIC PORTFOLIO - CLASS I

Fiscal Year Ended
March 31                  Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

2000                      $ 10,000                  $ 6,738                       $ 0                          $ 16,738

1999                      $ 10,000                  $ 5,873                       $ 0                          $ 15,873

1998                      $ 10,000                  $ 5,063                       $ 0                          $ 15,063

1997                      $ 10,000                  $ 4,259                       $ 0                          $ 14,259

1996                      $ 10,000                  $ 3,529                       $ 0                          $ 13,529

1995                      $ 10,000                  $ 2,781                       $ 0                          $ 12,781

1994                      $ 10,000                  $ 2,176                       $ 0                          $ 12,176

1993                      $ 10,000                  $ 1,806                       $ 0                          $ 11,806

1992                      $ 10,000                  $ 1,406                       $ 0                          $ 11,406

1991                      $ 10,000                  $ 811                         $ 0                          $ 10,811





DOMESTIC PORTFOLIO - CLASS I  INDEXES

Fiscal Year Ended March 31    S&P 500   DJIA      Cost of Living


2000                          $ 56,198  $ 51,612  $ 13,294

1999                          $ 47,648  $ 45,558  $ 12,821

1998                          $ 40,223  $ 40,284  $ 12,603

1997                          $ 27,178  $ 29,635  $ 12,432

1996                          $ 22,682  $ 24,631  $ 12,098

1995                          $ 17,170  $ 17,912  $ 11,764

1994                          $ 14,858  $ 15,247  $ 11,437

1993                          $ 14,642  $ 14,010  $ 11,158

1992                          $ 12,704  $ 12,809  $ 10,824

1991                          $ 11,439  $ 11,180  $ 10,490



   E    xplanatory Notes: With an initial investment of $10,000 in
Class I of Domestic Portfolio on    April 1, 1990,     the net amount
invested in Class I shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to
$   16,738    . If distributions had not been reinvested, the amount
of distributions earned from the    class     over time would have
been smaller, and cash payments for the period would have amounted to
$   5,163     for dividends   .     The fund did not distribute any
capital gains during the period.

During the    10-year period ended     March 31,    2000    , a
hypothetical $10,000 investment in Class II of Domestic Portfolio
would have grown to $   16,629    .


DOMESTIC PORTFOLIO - CLASS II

Fiscal Year Ended
March 31                  Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

2000                      $ 10,000                  $ 6,629                       $ 0                          $ 16,629

1999                      $ 10,000                  $ 5,793                       $ 0                          $ 15,793

1998                      $ 10,000                  $ 5,010                       $ 0                          $ 15,010

1997                      $ 10,000                  $ 4,229                       $ 0                          $ 14,229

1996                      $ 10,000                  $ 3,521                       $ 0                          $ 13,521

1995                      $ 10,000                  $ 2,781                       $ 0                          $ 12,781

1994                      $ 10,000                  $ 2,176                       $ 0                          $ 12,176

1993                      $ 10,000                  $ 1,806                       $ 0                          $ 11,806

1992                      $ 10,000                  $ 1,406                       $ 0                          $ 11,406

1991                      $ 10,000                  $ 811                         $ 0                          $ 10,811





DOMESTIC PORTFOLIO - CLASS II  INDEXES

Fiscal Year Ended March 31     S&P 500   DJIA      Cost of Living


2000                           $ 56,198  $ 51,612  $ 13,294

1999                           $ 47,648  $ 45,558  $ 12,821

1998                           $ 40,223  $ 40,284  $ 12,603

1997                           $ 27,178  $ 29,635  $ 12,432

1996                           $ 22,682  $ 24,631  $ 12,098

1995                           $ 17,170  $ 17,912  $ 11,764

1994                           $ 14,858  $ 15,247  $ 11,437

1993                           $ 14,642  $ 14,010  $ 11,158

1992                           $ 12,704  $ 12,809  $ 10,824

1991                           $ 11,439  $ 11,180  $ 10,490



   E    xplanatory Notes: With an initial investment of $10,000 in
Class II of Domestic Portfolio on    April 1, 1990    , the net amount
invested in Class II shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to
$   16,629    . If distributions had not been reinvested, the amount
of distributions earned from the    class     over time would have
been smaller, and cash payments for the period would have amounted to
$   5,097     for dividends   .     The fund did not distribute any
capital gains during the period.    Initial offering of Class II for
Domestic Portfolio took place on November 6, 1995. Class II returns prior to November 6, 1995 are those of Class I which has no 12b-1 fee. If Class II's 12b-1 fee had been reflected, returns prior to November 6, 1995 would have been lower.

During the    10-year period ended     March 31,    2000    , a
hypothetical $10,000 investment in Class III of Domestic Portfolio
would have grown to $   16,490    .


DOMESTIC PORTFOLIO - CLASS III

Fiscal Year Ended
March 31                  Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

2000                      $ 10,000                  $ 6,490                       $ 0                          $ 16,490

1999                      $ 10,000                  $ 5,677                       $ 0                          $ 15,677

1998                      $ 10,000                  $ 4,914                       $ 0                          $ 14,914

1997                      $ 10,000                  $ 4,153                       $ 0                          $ 14,153

1996                      $ 10,000                  $ 3,462                       $ 0                          $ 13,462

1995                      $ 10,000                  $ 2,753                       $ 0                          $ 12,753

1994                      $ 10,000                  $ 2,176                       $ 0                          $ 12,176

1993                      $ 10,000                  $ 1,806                       $ 0                          $ 11,806

1992                      $ 10,000                  $ 1,406                       $ 0                          $ 11,406

1991                      $ 10,000                  $ 811                         $ 0                          $ 10,811





DOMESTIC PORTFOLIO - CLASS III  INDEXES

Fiscal Year Ended March 31      S&P 500   DJIA      Cost of Living


2000                            $ 56,198  $ 51,612  $ 13,294

1999                            $ 47,648  $ 45,558  $ 12,821

1998                            $ 40,223  $ 40,284  $ 12,603

1997                            $ 27,178  $ 29,635  $ 12,432

1996                            $ 22,682  $ 24,631  $ 12,098

1995                            $ 17,170  $ 17,912  $ 11,764

1994                            $ 14,858  $ 15,247  $ 11,437

1993                            $ 14,642  $ 14,010  $ 11,158

1992                            $ 12,704  $ 12,809  $ 10,824

1991                            $ 11,439  $ 11,180  $ 10,490



   E    xplanatory Notes: With an initial investment of $10,000 in
Class III of Domestic Portfolio on    April 1, 1990,     the net
amount invested in Class III shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted
to $   16,490    . If distributions had not been reinvested, the
amount of distributions earned from the    class     over time would
have been smaller, and cash payments for the period would have
amounted to $   5,012     for dividends. The fund did not distribute
any capital gains during the period.    Initial offering of Class III
for Domestic Portfolio took place on July 19, 1994. Prior to July 1, 1995, Class III had a 0.32% 12b-1 fee. Class III returns prior to July 19, 1994 are those of Class I which has no 12b-1 fee. If Class III's current 12b-1 fee had been reflected, returns prior to July 1, 1995 through July 19, 1994 would have been higher and returns prior to July 19, 1994 would have been lower.

During the 10-year period ended March 31,    2000    , a hypothetical
$10,000 investment in Class I of Money Market Portfolio would have
grown to $   16,808    .


MONEY MARKET PORTFOLIO - CLASS I

Fiscal Year Ended
March 31                  Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

2000                      $ 10,000                  $ 6,808                       $ 0                          $ 16,808

1999                      $ 10,000                  $ 5,936                       $ 0                          $ 15,936

1998                      $ 10,000                  $ 5,120                       $ 0                          $ 15,120

1997                      $ 10,000                  $ 4,307                       $ 0                          $ 14,307

1996                      $ 10,000                  $ 3,571                       $ 0                          $ 13,571

1995                      $ 10,000                  $ 2,815                       $ 0                          $ 12,815

1994                      $ 10,000                  $ 2,205                       $ 0                          $ 12,205

1993                      $ 10,000                  $ 1,827                       $ 0                          $ 11,827

1992                      $ 10,000                  $ 1,418                       $ 0                          $ 11,418

1991                      $ 10,000                  $ 813                         $ 0                          $ 10,813





MONEY MARKET PORTFOLIO -    INDEXES
CLASS I

Fiscal Year Ended March 31  S&P 500   DJIA      Cost of Living


2000                        $ 56,198  $ 51,612  $ 13,294

1999                        $ 47,648  $ 45,558  $ 12,821

1998                        $ 40,223  $ 40,284  $ 12,603

1997                        $ 27,178  $ 29,635  $ 12,432

1996                        $ 22,682  $ 24,631  $ 12,098

1995                        $ 17,170  $ 17,912  $ 11,764

1994                        $ 14,858  $ 15,247  $ 11,437

1993                        $ 14,642  $ 14,010  $ 11,158

1992                        $ 12,704  $ 12,809  $ 10,824

1991                        $ 11,439  $ 11,180  $ 10,490



Explanatory Notes: With an initial investment of $10,000 in Class I of
Money Market Portfolio on    April 1    , 1990, the net amount
invested in Class I shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to
$   16,808    . If distributions had not been reinvested, the amount
of distributions earned from the    class     over time would have
been smaller, and cash payments for the period would have amounted to
$   5,024     for dividends   .     The fund did not distribute any
capital gains during the period.

During the 10-year period ended March 31,    2000    , a hypothetical
$10,000 investment in Class II of Money Market Portfolio would have
grown to $   16,697    .


MONEY MARKET PORTFOLIO - CLASS II

Fiscal Year Ended
March 31                  Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

2000                      $ 10,000                  $ 6,697                       $ 0                          $ 16,697

1999                      $ 10,000                  $ 5,855                       $ 0                          $ 15,855

1998                      $ 10,000                  $ 5,065                       $ 0                          $ 15,065

1997                      $ 10,000                  $ 4,278                       $ 0                          $ 14,278

1996                      $ 10,000                  $ 3,563                       $ 0                          $ 13,563

1995                      $ 10,000                  $ 2,815                       $ 0                          $ 12,815

1994                      $ 10,000                  $ 2,205                       $ 0                          $ 12,205

1993                      $ 10,000                  $ 1,827                       $ 0                          $ 11,827

1992                      $ 10,000                  $ 1,418                       $ 0                          $ 11,418

1991                      $ 10,000                  $ 813                         $ 0                          $ 10,813





MONEY MARKET PORTFOLIO -    INDEXES
CLASS II

Fiscal Year Ended March 31  S&P 500   DJIA      Cost of Living


2000                        $ 56,198  $ 51,612  $ 13,294

1999                        $ 47,648  $ 45,558  $ 12,821

1998                        $ 40,223  $ 40,284   12,603

1997                        $ 27,178  $ 29,635  $ 12,432

1996                        $ 22,682  $ 24,631  $ 12,098

1995                        $ 17,170  $ 17,912  $ 11,764

1994                        $ 14,858  $ 15,247  $ 11,437

1993                        $ 14,642  $ 14,010  $ 11,158

1992                        $ 12,704  $ 12,809  $ 10,824

1991                        $ 11,439  $ 11,180  $ 10,490



Explanatory Notes: With an initial investment of $10,000 in Class II
of Money Market Portfolio on    April 1, 1990    , the net amount
invested in Class II shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to
$   16,697    . If distributions had not been reinvested, the amount
of distributions earned from the    class     over time would have
been smaller, and cash payments for the period would have amounted to
$   5,138     for dividends. The fund did not distribute any capital
gains during the period.    Initial offering of Class II for Money
Market Portfolio took place on November 6, 1995. Class II returns prior to November 6, 1995 are those of Class I which has no 12b-1 fee. If Class II's 12b-1 fee had been reflected, returns prior to November 6, 1995 would have been lower.

During the 10-year period ended March 31,    2000    , a hypothetical
$10,000 investment in Class III of Money Market Portfolio would have
grown to $   16,523    .


MONEY MARKET PORTFOLIO - CLASS III

Fiscal Year Ended
March 31                  Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

2000                      $ 10,000                  $ 6,523                       $ 0                          $ 16,523

1999                      $ 10,000                  $ 5,706                       $ 0                          $ 15,706

1998                      $ 10,000                  $ 4,938                       $ 0                          $ 14,938

1997                      $ 10,000                  $ 4,171                       $ 0                          $ 14,171

1996                      $ 10,000                  $ 3,475                       $ 0                          $ 13,475

1995                      $ 10,000                  $ 2,759                       $ 0                          $ 12,759

1994                      $ 10,000                  $ 2,191                       $ 0                          $ 12,191

1993                      $ 10,000                  $ 1,827                       $ 0                          $ 11,827

1992                      $ 10,000                  $ 1,418                       $ 0                          $ 11,418

1991                      $ 10,000                  $ 813                         $ 0                          $ 10,813





MONEY MARKET PORTFOLIO -    INDEXES
CLASS III

Fiscal Year Ended March 31  S&P 500   DJIA      Cost of Living


2000                        $ 56,198  $ 51,612  $ 13,294

1999                        $ 47,648  $ 45,558  $ 12,821

1998                        $ 40,223  $ 40,284  $ 12,603

1997                        $ 27,178  $ 29,635  $ 12,432

1996                        $ 22,682  $ 24,631  $ 12,098

1995                        $ 17,170  $ 17,912  $ 11,764

1994                        $ 14,858  $ 15,247  $ 11,437

1993                        $ 14,642  $ 14,010  $ 11,158

1992                        $ 12,704  $ 12,809  $ 10,824

1991                        $ 11,439  $ 11,180  $ 10,490



Explanatory Notes: With an initial investment of $10,000 in Class III
of Money Market Portfolio on    April 1, 1990,     the net amount
invested in Class III shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to
$   16,523    . If distributions had not been reinvested, the amount
of distributions earned from the    class     over time would have
been smaller, and cash payments for the period would have amounted to
$   5,033     for dividends   .     The fund did not distribute any
capital gains during the period.    Initial offering of Class III for
Money Market Portfolio took place on November 17, 1993. Prior to July 1, 1995, Class III had a 0.32% 12b-1 fee. Class III returns prior to November 17, 1993 are those of Class I which has no 12b-1 fee. If Class III's current 12b-1 fee had been reflected, returns prior to July 1, 1995 through November 17, 1993 would have been higher and returns prior to November 17, 1993 would have been lower.

During the 10-year period ended March 31, 2000, a hypothetical $10,000 investment in Class I of Tax-Exempt Portfolio would have grown to
$   14,186    .


TAX-EXEMPT PORTFOLIO - CLASS I

Fiscal Year Ended
March 31                  Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

2000                      $ 10,000                  $ 4,186                       $ 0                          $ 14,186

1999                      $ 10,000                  $ 3,723                       $ 0                          $ 13,723

1998                      $ 10,000                  $ 3,287                       $ 0                          $ 13,287

1997                      $ 10,000                  $ 2,825                       $ 0                          $ 12,825

1996                      $ 10,000                  $ 2,404                       $ 0                          $ 12,404

1995                      $ 10,000                  $ 1,961                       $ 0                          $ 11,961

1994                      $ 10,000                  $ 1,592                       $ 0                          $ 11,592

1993                      $ 10,000                  $ 1,317                       $ 0                          $ 11,317

1992                      $ 10,000                  $ 1,005                       $ 0                          $ 11,005

1991                      $ 10,000                  $ 563                         $ 0                          $ 10,563





TAX-EXEMPT PORTFOLIO - CLASS I  INDEXES

Fiscal Year Ended March 31      S&P 500   DJIA      Cost of Living


2000                            $ 56,198  $ 51,612  $ 13,294

1999                            $ 47,648  $ 45,558  $ 12,821

1998                            $ 40,223  $ 40,284  $ 12,603

1997                            $ 27,178  $ 29,635  $ 12,432

1996                            $ 22,682  $ 24,631  $ 12,098

1995                            $ 17,170  $ 17,912  $ 11,764

1994                            $ 14,858  $ 15,247  $ 11,437

1993                            $ 14,642  $ 14,010  $ 11,158

1992                            $ 12,704  $ 12,809  $ 10,824

1991                            $ 11,439  $ 11,180  $ 10,490



Explanatory Notes: With an initial investment of $10,000 in Class I of
Tax-Exempt Portfolio on    April 1, 1990    , the net amount invested
in Class I shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at
the time they were reinvested) amounted to $   14,186    . If
distributions had not been reinvested, the amount of distributions
earned from the    class     over time would have been smaller, and
cash payments for the period would have amounted to $   3,502     for
dividends. The fund did not distribute any capital gains during the period.

During the 10-year period ended March 31,    2000    , a hypothetical
$10,000 investment in Class II of Tax-Exempt Portfolio would have
grown to $   14,093    .


TAX-EXEMPT PORTFOLIO - CLASS II

Fiscal Year Ended
March 31                  Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

2000                      $ 10,000                  $ 4,093                       $ 0                          $ 14,093

1999                      $ 10,000                  $ 3,653                       $ 0                          $ 13,653

1998                      $ 10,000                  $ 3,239                       $ 0                          $ 13,239

1997                      $ 10,000                  $ 2,799                       $ 0                          $ 12,799

1996                      $ 10,000                  $ 2,396                       $ 0                          $ 12,396

1995                      $ 10,000                  $ 1,961                       $ 0                          $ 11,961

1994                      $ 10,000                  $ 1,592                       $ 0                          $ 11,592

1993                      $ 10,000                  $ 1,317                       $ 0                          $ 11,317

1992                      $ 10,000                  $ 1,005                       $ 0                          $ 11,005

1991                      $ 10,000                  $ 563                         $ 0                          $ 10,563





TAX-EXEMPT PORTFOLIO - CLASS II  INDEXES

Fiscal Year Ended March 31       S&P 500   DJIA      Cost of Living


2000                             $ 56,198  $ 51,612  $ 13,294

1999                             $ 47,648  $ 45,558  $ 12,821

1998                             $ 40,223  $ 40,284  $ 12,603

1997                             $ 27,178  $ 29,635  $ 12,432

1996                             $ 22,682  $ 24,631  $ 12,098

1995                             $ 17,170  $ 17,912  $ 11,764

1994                             $ 14,858  $ 15,247  $ 11,437

1993                             $ 14,642  $ 14,010  $ 11,158

1992                             $ 12,704  $ 12,809  $ 10,824

1991                             $ 11,439  $ 11,180  $ 10,490



Explanatory Notes: With an initial investment of $10,000 in Class II
of Tax-Exempt Portfolio on    April 1, 1990    , the net amount
invested in Class II shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to
$   14,093    . If distributions had not been reinvested, the amount
of distributions earned from the    class     over time would have
been smaller, and cash payments for the period would have amounted to
$   3,436     for dividends. The fund did not distribute any capital
gains during the period.    Initial offering of Class II for
Tax-Exempt Portfolio took place on November 6, 1995. Class II returns prior to November 6, 1995 are those of Class I which has no 12b-1 fee. If Class II's 12b-1 fee had been reflected, returns prior to November 6, 1995 would have been lower.

During the 10-year period ended March 31,    2000    , a hypothetical
$10,000 investment in Class III of Tax-Exempt Portfolio would have
grown to $   14,032    .


TAX-EXEMPT PORTFOLIO - CLASS III

Fiscal Year Ended
March 31                  Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

2000                      $ 10,000                  $ 4,032                       $ 0                          $ 14,032

1999                      $ 10,000                  $ 3,607                       $ 0                          $ 13,607

1998                      $ 10,000                  $ 3,208                       $ 0                          $ 13,208

1997                      $ 10,000                  $ 2,780                       $ 0                          $ 12,780

1996                      $ 10,000                  $ 2,391                       $ 0                          $ 12,391

1995                      $ 10,000                  $ 1,961                       $ 0                          $ 11,961

1994                      $ 10,000                  $ 1,592                       $ 0                          $ 11,592

1993                      $ 10,000                  $ 1,317                       $ 0                          $ 11,317

1992                      $ 10,000                  $ 1,005                       $ 0                          $ 11,005

1991                      $ 10,000                  $ 563                         $ 0                          $ 10,563





TAX-EXEMPT PORTFOLIO - CLASS  INDEXES
III

Fiscal Year Ended March 31    S&P 500   DJIA      Cost of Living


2000                          $ 56,198  $ 51,612  $ 13,294

1999                          $ 47,648  $ 45,558  $ 12,821

1998                          $ 40,223  $ 40,284  $ 12,603

1997                          $ 27,178  $ 29,635  $ 12,432

1996                          $ 22,682  $ 24,631  $ 12,098

1995                          $ 17,170  $ 17,912  $ 11,764

1994                          $ 14,858  $ 15,247  $ 11,437

1993                          $ 14,642  $ 14,010  $ 11,158

1992                          $ 12,704  $ 12,809  $ 10,824

1991                          $ 11,439  $ 11,180  $ 10,490



Explanatory Notes: With an initial investment of $10,000 in Class III
of Tax-Exempt Portfolio on    April 1, 1990    , the net amount
invested in Class III shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to
$   14,032    . If distributions had not been reinvested, the amount
of distributions earned from the    class     over time would have
been smaller, and cash payments for the period would have amounted to
$   3,392     for dividends   .     The fund did not distribute any
capital gains during the period.    Initial offering of Class III for
    Tax-Exempt    Portfolio took place on November 6, 1995. Class III
returns prior to November 6, 1995 are those of Class I which has no 12b-1 fee. If Class III's 12b-1 fee had been reflected, returns prior to November 6, 1995 would have been lower.

PERFORMANCE COMPARISONS. A class's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed
as mutual fund rankings prepared by Lipper    Inc. (Lipper), an
independent service located in Summit, New Jersey that monitors the
performance of mutual funds. Generally, Lipper     rankings are based
on return, assume reinvestment of distributions, do not take sales charges or trading fees into consideration, and are prepared without regard to tax consequences. Lipper may also rank based on yield. In addition to the mutual fund rankings, a class's performance may be compared to stock, bond, and money market mutual fund performance indexes prepared by Lipper or other organizations. When comparing these indexes, it is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns available from stock mutual funds.

From time to time, a class's performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example, a class may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Fidelity funds to one another in appropriate categories over specific periods of time may also be quoted in advertising.

A class may be compared in advertising to Certificates of Deposit
(CDs) or other investments issued by banks or other depository institutions. Mutual funds differ from bank investments in several respects. For example, a fund may offer greater liquidity or higher
potential returns than CDs, a fund does not guarantee    an
investor's     principal or        return, and fund shares are not
FDIC insured.

Fidelity may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include information about current economic, market, and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of Fidelity's asset allocation funds and other Fidelity funds, products, and services.

Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indexes.

Fidelity funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates returns in the same method as the funds. The funds may also compare performance to that of other compilations or indexes that may be developed and made available in the future.

A class may compare its performance or the performance of securities in which it may invest to averages published by IBC Financial Data, Inc. of Ashland, Massachusetts. These averages assume reinvestment of distributions. IBC's MONEY FUND REPORT AVERAGES(trademark)/Government,
which is reported in IBC's MONEY FUND REPORT(trademark), covers    223
    government money market funds. IBC's MONEY FUND REPORT AVERAGES/All Taxable, which is reported in IBC's MONEY FUND REPORT,
covers    977     taxable money market funds. IBC's MONEY FUND
AVERAGES/All Tax-Free, which is reported in IBC's MONEY FUND REPORT,
covers over    466     tax-free money market funds.

In advertising materials, Fidelity may reference or discuss its products and services, which may include other Fidelity funds; retirement investing; brokerage products and services; model portfolios or allocations; saving for college or other goals; and charitable giving. In addition, Fidelity may quote or reprint financial or business publications and periodicals as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques, the desirability of owning a particular mutual fund, and Fidelity services and products. Fidelity may also reprint, and use as advertising and sales literature, articles from Fidelity Focus(registered trademark), a quarterly magazine provided free of charge to Fidelity fund shareholders.

A class may present its fund number, Quotron(trademark) number, and CUSIP number, and discuss or quote the fund's current portfolio manager.

   A    s of March 31,    2000    , FMR advised over $   36
billion in municipal fund assets, $   142     billion in taxable
fixed-income fund assets, $   150     billion in money market fund
assets, $   664     billion in equity fund assets, $   23     billion
in international fund assets, and $   43     billion in
Spartan(registered trademark) fund assets. The funds may reference the growth and variety of money market mutual funds and the adviser's innovation and participation in the industry. The equity funds under management figure represents the largest amount of equity fund assets under management by a mutual fund investment adviser in the United States, making FMR America's leading equity (stock) fund manager. FMR, its subsidiaries, and affiliates maintain a worldwide information and communications network for the purpose of researching and managing investments abroad.

In addition to performance rankings, each class of a fund may compare its total expense ratio to the average total expense ratio of similar funds tracked by Lipper. A class's total expense ratio is a significant factor in comparing bond and money market investments because of its effect on yield.

ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION INFORMATION

   A fund may make redemption     payments in whole or in part in
readily marketable securities or other property, valued for this
purpose as they are valued in computing each class's NAV,    if FMR
determines it is in the best interests of the fund    . Shareholders
that    receive     securities or other property on redemption may
realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences.

DISTRIBUTIONS AND TAXES

DIVIDENDS. Because each fund's income is primarily derived from interest, dividends from the fund generally will not qualify for the dividends-received deduction available to corporate shareholders.
   To the extent that a municipal fund's income is designated as federally tax-exempt interest, the dividends declared by the fund are
also federally tax-exempt.     Short-term capital gains are taxable as
dividends, but do not qualify for the dividends-received deduction.

Tax-Exempt Portfolio purchases municipal securities whose interest FMR believes is free from federal income tax. Generally, issuers or other parties have entered into covenants requiring continuing compliance with federal tax requirements to preserve the tax-free status of interest payments over the life of the security. If at any time the covenants are not complied with, or if the IRS otherwise determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable retroactive to the date the security was issued. For certain types of structured securities, the tax status of the pass-through of tax-free income may also be based on the federal tax treatment of the structure.

Interest on certain "private activity" securities is subject to the federal alternative minimum tax (AMT), although the interest continues to be excludable from gross income for other tax purposes. Interest from private activity securities will be considered tax-exempt for purposes of Tax-Exempt Portfolio's policies of investing so that at least 80% of its income distributions is free from federal income tax. Interest from private activity securities is a tax preference item for the purposes of determining whether a taxpayer is subject to the AMT and the amount of AMT to be paid, if any.

A portion of the gain on municipal bonds purchased at market discount after April 30, 1993 is taxable to shareholders as ordinary income, not as capital gains. Dividends resulting from a recharacterization of gain from the sale of bonds purchased at market discount after April 30, 1993 are not considered income for purposes of Tax-Exempt Portfolio's policy of investing so that at least 80% of its income distributions is free from federal income tax.

CAPITAL GAIN DISTRIBUTIONS. Each fund may distribute any net realized capital gains once a year or more often, as necessary.

As of March 31,    2000    , Treasury Only Portfolio had an aggregate
capital loss carryforward of approximately $76,000. This loss
carryforward, of which $16,000    and $60,000     will expire on March
31,    2004 and 2005    , respectively, is available to offset future
capital gains.

As of March 31,    2000    , Treasury Portfolio had an aggregate
capital loss carryforward of approximately $410,000. This loss
carryforward, of which $194,000    and $216,000     will expire on
March 31,    2003 and 2008    , respectively, is available to offset
future capital gains.

As of March 31,    2000    , Government Portfolio had an aggregate
capital loss carryforward of approximately $902,000. This loss
carryforward, of which $145,000,    $746,000 and $11,000     will
expire on March 31,    2002, 2003 and 2004    , respectively, is
available to offset future capital gains.

As of March 31,    2000    , Domestic Portfolio had an aggregate
capital loss carryforward of approximately $253,000. This loss
carryforward, of which $6,000   , $49,000, $32,000, $1,000 and
$165,000,     will expire on March 31,    2002, 2003, 2005, 2006 and
2008    , respectively, is available to offset future capital gains.

As of March 31,    2000    , Money Market Portfolio had an aggregate
capital loss carryforward of approximately $2,209,000. This loss
carryforward, of which    $317,000, $898,000, $547,000, $245,000,
$14,000, $180,000, and     $8,000 will expire on March 31,    2001,
2002, 2003, 2004, 2005, 2006, and 2007    , respectively, is available
to offset future capital gains   .

As of    May 31,     1999, Tax-Exempt Portfolio had an aggregate
capital loss carryforward of approximately $191,000. This loss
carryforward, all of which will expire on May 31,    2005,     is
available to offset future capital gains   .

STATE AND LOCAL TAX ISSUES. For mutual funds organized as business trusts, state law provides for a pass-through of the state and local income tax exemption afforded to direct owners of U.S. Government securities. Some states limit this pass-through to mutual funds that invest a certain amount in U.S. Government securities, and some types of securities, such as repurchase agreements and some agency-backed securities, may not qualify for this benefit. The tax treatment of your dividends from a fund will be the same as if you directly owned a proportionate share of the U.S. Government securities. Because the income earned on certain U.S. Government securities is exempt from state and local personal income taxes, the portion of dividends from a fund attributable to these securities will also be free from state and local personal income taxes. The exemption from state and local personal income taxation does not preclude states from assessing other taxes on the ownership of U.S. Government securities.

TAX STATUS OF THE FUNDS. Each fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis, and intends to comply with other tax rules applicable to regulated investment companies.

OTHER TAX INFORMATION. The information above is only a summary of some of the tax consequences generally affecting each fund and its shareholders, and no attempt has been made to discuss individual tax consequences. It is up to you or your tax preparer to determine whether the sale of shares of a fund resulted in a capital gain or loss or other tax consequence to you. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a fund is suitable to their particular tax situation.

TRUSTEES AND OFFICERS

   The Trustees, Members of the Advisory Board, and executive officers
of the trust and funds, as applicable, are listed below. Th    e Board
of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. All persons named as Trustees and Members of the Advisory Board also serve in similar capacities for other funds advised by FMR or its affiliates. The business address of each Trustee, Member of the Advisory Board, and officer who is an "interested person" (as defined in the 1940 Act) is 82 Devonshire Street, Boston, Massachusetts 02109, which is also the address of FMR. The business address of all the other Trustees is Fidelity Investments(registered trademark), P.O. Box 9235, Boston, Massachusetts 02205-9235. Those Trustees who are "interested persons" by virtue of their affiliation with either the trust or FMR are indicated by an asterisk (*).

*EDWARD C. JOHNSON 3d (   69    ), Trustee, is    President of
Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio.
Mr. Johnson also serves as President of other Fidelity funds.     He
is Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (U.K.) Inc. and of Fidelity Management & Research (Far East) Inc.; Chairman
(1998) and a Director (   1997    ) of Fidelity Investments Money
Management, Inc.; Chairman and Representative Director of Fidelity
Investments Japan Limited (1997); and a Director of FDC    and of FMR
Co., Inc. (2000)    . Abigail Johnson, Member of the Advisory Board of
Colchester Street Trust, is Mr. Johnson's daughter.

ABIGAIL P. JOHNSON (   38    ), Member of the Advisory Board of
Colchester Street Trust (1999), is Vice President of certain Equity Funds (1997), and is a Director of FMR Corp. (1994). Before assuming her current responsibilities, Ms. Johnson managed a number of Fidelity funds. Edward C. Johnson 3d, Trustee and President of the Funds, is Ms. Johnson's father.

   J. MICHAEL COOK (    57   ), Member of the Advisory Board (2000).
Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP, Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as an Executive in Residence of the Columbia Business School and as a Director of Dow Chemical Company
(2000), Columbia/HCA Healthcare Corporation (1999), and Children First
(1999). He is a member of the Executive Committee of the Securities Regulation Institute, a member of the Advisory Board of Boardroom Consultants, a Director of the National Forum for Health Care Quality, Measurement and Reporting, past chairman and a member of the Board of Catalyst (a leading organization for the advancement of women in business), and is a Director of the STAR Foundation (Society to Advance the Retarded and Handicapped). He also serves as a member of the Board and Executive Committee and as Co-Chairman of the Audit and Finance Committee of the Center for Strategic & International Studies, a member of the Board of Overseers of the Columbia Business School, and a Member of the Advisory Board of the Graduate School of Business of the University of Florida.

   R    ALPH F. COX (67), Trustee, is President of RABAR Enterprises
(management consulting-engineering industry, 1994). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of Waste Management Inc. (non-hazardous waste, 1993), CH2M Hill Companies (engineering), and Bonneville Pacific (independent power and petroleum
production).     In addition, he is a member of advisory boards of
Texas A&M University and the University of Texas at Austin.

PHYLLIS BURKE DAVIS (68), Trustee.    Mrs. Davis is retired from Avon
Products, Inc. where she held various positions including     Senior
Vice President of Corporate Affairs    and Group Vice President of
U.S. sales, distribution, and manufacturing    . She is currently a
   Director of BellSouth Corporation (telecommunications), Eaton Corporation (manufacturing), and the TJX Companies, Inc. (retail stores), and previously served as a Director of Hallmark Cards, Inc., Nabisco Brands, Inc., and Standard Brands, Inc. In addition, she is a member of the Board of Directors of the Southampton Hospital in
Southampton, N.Y. (1998)    .

ROBERT M. GATES (56), Trustee (1997), is a consultant, author, and lecturer (1993). Mr. Gates was Director of the Central Intelligence Agency (CIA) from 1991-1993. From 1989 to 1991, Mr. Gates served as Assistant to the President of the United States and Deputy National
Security Advisor. Mr. Gates is a Director of        Charles Stark
Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and
manufacturing), and TRW Inc.    (automotive, space, defense, and
information technology)    . Mr. Gates previously served as    a
Director of LucasVarity PLC (automotive components and diesel engines). He is currently serving as Dean of the George Bush School of Government and Public Service at Texas A & M University (1999-2000).
Mr. Gates also is a Trustee of the Forum for Int    ernational Policy
and of the Endowment Association of the College of William and Mary. In addition, he is a member of the National Executive Board of the Boy Scouts of America.

   D    ONALD J. KIRK (67), Trustee, is Executive-in-Residence (1995)
at Columbia University Graduate School of Business   .     From 1987
to January 1995, Mr. Kirk was a Professor at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Mr. Kirk previously served as a
Director of General Re Corporation (reinsurance, 1987-1998) and    as
a Director     of Valuation Research Corp. (appraisals and valuations,
1993-1995). He serves as Chairman of the Board of Directors of National Arts Stabilization Inc., Chairman of the Board of Trustees of the Greenwich Hospital Association, Director of the Yale-New Haven Health Services Corp. (1998), Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995), and as a Public Governor of the National Association of Securities Dealers, Inc. (1996).

   NED C. LAUTENBACH (56), Trustee (2000), has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Mr. Lautenbach was Senior Vice President of IBM Corporation from 1992 until his retirement in July 1998. From 1993 to 1995 he was Chairman of IBM World Trade Corporation. He also was a member of IBM's Corporate Executive Committee from 1994 to July 1998. He is a Director of PPG Industries Inc. (glass, coating and chemical manufacturer), Dynatech Corporation (global communications equipment), Eaton Corporation (global manufacturer of highly engineered products) and ChoicePoint Inc. (data identification, retrieval, storage, and analysis).

*PETER S. LYNCH (57), Trustee, is Vice Chairman and a Director of FMR;
and a    Director of FMR Co., Inc. (2000)    . Prior to May 31, 1990,
he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991); Vice President of Fidelity Magellan(registered trademark) Fund and FMR Growth Group Leader; and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services (1991-1992). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield (1989) and Society for the Preservation of New England Antiquities, and as an Overseer of the Museum of Fine Arts of Boston.

WILLIAM O. McCOY (66), Trustee (1997), is the    Interim
Chancellor     for the University of North Carolina at    Chapel Hill.
Previously he had served from 1995 through 1998 as     Vice President
of Finance for the University of North Carolina (16-school
system)   .     Prior to his retirement in December 1994, Mr. McCoy
was Vice Chairman of the Board of BellSouth Corporation (telecommunications, 1984) and President of BellSouth Enterprises
(1986). He is currently a Director of Liberty Corporation (holding
company, 1984),    Duke    -Weeks Realty Corporation (real estate,
1994), Carolina Power and Light Company (electric utility, 1996), the
Kenan Transport Company (   trucking    , 1996),    and Dynatech
Corporation (electronics, 1999    ). Previously, he was a Director of
First American Corporation (bank holding company, 1979-1996). In
addition, Mr. McCoy serve   d     as a member of the Board of Visitors
for the University of North Carolina at Chapel Hill (1994-1998) and
currently se   rves on the Board of Visitors     of the Kenan-Flager
Business School (University of North Carolina at Chapel Hill, 1988).

GERALD C. McDONOUGH (71), Trustee and Chairman of the non-interested Trustees, is Chairman of G.M. Management Group (strategic advisory
services). Mr. McDonough is a Director    and Chairman of the Board
of     York International Corp. (air conditioning and refrigeration)
and Associated Estates Realty Corporation (a real estate investment trust, 1993). Mr. McDonough served as a Director of ACME-Cleveland Corp. (metal working, telecommunications, and electronic products) from 1987-1996 and Brush-Wellman Inc. (metal refining) from
1983-1997   . He also served as a Director of Commercial Intertech
Corp. (hydraulic systems, building systems, and metal products) from 1992-2000 and CUNO, Inc. (liquid and gas filtration products) from 1996-2000.

MARVIN L. MANN (66), Trustee (1993), is Chairman    Emeritus     of
Lexmark International, Inc. (office machines, 1991) where he    still
remains a member of the Board.     Prior to 1991, he held the
positions of Vice President of International Business Machines Corporation ("IBM") and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Director of M.A. Hanna Company (chemicals, 1993), Imation Corp. (imaging and information
storage, 1997).    He is a Board member of Dynatech Corporation
(electronics, 1999    ).

*ROBERT C. POZEN (53), Trustee (1997), is Senior Vice President of
   Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio
(1997).     Mr. Pozen also serves as Senior Vice President    of other
Fidelity funds     (1997). He is President and a Director    of FMR
(1997)    , Fidelity Management & Research (U.K.) Inc. (1997),
Fidelity Management & Research (Far East) Inc. (1997),    Fidelity
Investments Money Management, Inc. (1998), and FMR Co., Inc. (2000);
and a Director of Strategic Advisers, Inc. (1999).     Previously, Mr.
Pozen served as General Counsel, Managing Director, and Senior Vice President of FMR Corp.

THOMAS R. WILLIAMS (71), Trustee, is President of The Wales Group, Inc. (management and financial advisory services). Prior to retiring in 1987, Mr. Williams served as Chairman of the Board of First Wachovia Corporation (bank holding company), and Chairman and Chief Executive Officer of The First National Bank of Atlanta and First Atlanta Corporation (bank holding company). He is currently a Director
of        National Life Insurance Company of Vermont and American
Software, Inc.    Mr    . Williams was previously a    Director of
ConAgra, Inc. (agricultural products), Georgia Power Company (electric
utility), and     Avado, Inc. (restaurants)   .

   DWIGHT D. CHURCHILL (46), is Vice President of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio (2000). He serves as President of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds, Senior Vice President of FMR (1997), and Vice President of FIMM (1998). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income
Investments.

BOYCE I. GREER (44), is    Vice President of     Treasury Only
Portfolio, Treasury Portfolio, Government Portfolio, Domestic
Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio (1997)   .
He serves as Vice President of Fidelity's Municipal Bond Funds (2000), Group Leader of Fidelity's Municipal Bond Group (2000), Vice President
of Fidelity's     Money Market Funds (1997), Group Leader of
Fidelity's Money Market Group (1997),    Senior Vice President of FMR
(1997),     and Vice President of FIMM (1998). Mr.        Greer served
as the Leader of the Fixed-Income Group for Fidelity Management Trust Company (1993-1995) and was Vice President and Group Leader of Municipal Fixed-Income Investments (1996-1997).

ROBERT K. DUBY (54), is Vice President of Money Market Portfolio
(1997), and other funds advised by FMR. Prior to his current responsibilities, Mr. Duby has managed a variety of Fidelity funds.

   R    OBERT A. LITTERST (40), is Vice President of Government
Portfolio (1997), Treasury Portfolio (1997), Treasury Only Portfolio
(1997), and other funds advised by FMR. Prior to his current responsibilities, Mr. Litterst managed a variety of Fidelity funds.

SCOTT A. ORR (38), is Vice President of Tax Exempt Portfolio (1995) and other funds advised by FMR. Prior to his current responsibilities, Mr. Orr managed a variety of Fidelity funds.

JOHN J. TODD (51), is Vice President of Domestic Portfolio (1997), and other funds advised by FMR. Prior to his current responsibilities, Mr. Todd managed a variety of Fidelity funds.

ERIC D. ROITER (   51    ), is Secretary of Treasury Only Portfolio,
Treasury Portfolio, Government Portfolio, Domestic Portfolio, Money
Market Portfolio, and Tax-Exempt Portfolio (1998).    He also serves
as Secretary of other Fidelity funds (1998)    ; Vice President,
General Counsel,    and Clerk     of FMR (1998); and Vice President
and Clerk of FDC (1998). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997).

   ROBERT A. DWIGHT (41), is Treasurer of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio (2000). Mr. Dwight also serves as Treasurer of other Fidelity funds (2000) and is an employee of FMR. Prior to becoming Treasurer of the Fidelity funds, he served as President of Fidelity Accounting and Custody Services (FACS). Before joining Fidelity, Mr. Dwight was Senior Vice President of fund accounting operations for The Boston Company.

   MARIA F. DWYER (41), is Deputy Treasurer of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio (2000). She also serves as Deputy Treasurer of other Fidelity funds (2000) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

MATTHEW N. KARSTETTER (38), is Deputy    Treasurer of     Treasury
Only Portfolio, Treasury Portfolio, Government Portfolio   ,
    Domestic Portfolio, Money Market Portfolio, and Tax-Exempt
Portfolio (1998).    He also serves as     Deputy Treasurer of other
Fidelity funds (1998) and is an employee of FMR (1998). Before joining FMR, Mr. Karstetter served as Vice President of Investment Accounting and Treasurer of IDS Mutual Funds at American Express Financial Advisors (1996-1998). Prior to 1996, Mr. Karstetter was Vice President, Mutual Fund Services at State Street Bank & Trust (1991-1996).

STANLEY N. GRIFFITH (53), is Assistant Vice President of    Treasury
Only Portfolio, Treasury Portfolio, Government Portfolio    , Domestic
Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio    (1998).
Mr. Griffith is     Assistant Vice President of Fidelity's
Fixed-Income Funds (1998) and    is a    n employee of FMR Corp.

JOHN H. COSTELLO (53), is Assistant    Treasurer of     Treasury Only
Portfolio, Treasury Portfolio, Government Portfolio, Domestic
Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio   .
    Mr. Costello also serves as    Assistant Treasurer of other
Fidelity funds     and is an employee of FMR.

THOMAS J. SIMPSON (41), is Assistant    Treasurer of     Treasury Only
Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio
(1996)    .    Mr. Simpson     is Assistant Treasurer of Fidelity's
Fixed-Income Funds (1998) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board of each fund for his
or her services for the fiscal year ended March 31,    2000    , or
calendar year ended December 31,    1999    , as applicable.

   COMPENSATION TABLE

AGGREGATE COMPENSATION FROM A  Edward C. Johnson 3d**  Abigail P. Johnson**  J. Michael Cook *****  Ralph F. Cox
FUNDA


Treasury Only PortfolioB       $ 0                     $ 0                   $ 34                   $ 342

Treasury PortfolioB            $ 0                     $ 0                   $ 191                  $ 2,163

Government PortfolioB          $ 0                     $ 0                   $ 194                  $ 1,816

Domestic PortfolioB            $ 0                     $ 0                   $ 179                  $ 1,155

Money Market PortolioB,C,D     $ 0                     $ 0                   $ 438                  $ 4,229

Tax-Exempt PortfolioB          $ 0                     $ 0                   $ 55                   $ 565

TOTAL COMPENSATION FROM THE    $ 0                     $ 0                   $ 0                    $ 217,500
FUND COMPLEX*, A




   COMPENSATION TABLE

AGGREGATE COMPENSATION
FROM A                   Phyllis Burke Davis  Robert  M. Gates  E. Bradley Jones ****  Donald J. Kirk  Ned C. Lautenbach ***
FUNDA


Treasury Only PortfolioB       $ 338                $ 342             $ 247                  $ 343           $ 180

Treasury PortfolioB            $ 2,133              $ 2,162           $ 1,606                $ 2,167         $ 1,091

Government PortfolioB          $ 1,796              $ 1,815           $ 1,273                $ 1,816         $ 978

Domestic PortfolioB            $ 1,151              $ 1,155           $ 693                  $ 1,148         $ 716

Money Market PortolioB,C,D     $ 4,173              $ 4,226           $ 2,975                $ 4,229         $ 2,219

Tax-Exempt PortfolioB          $ 558                $ 565             $ 409                  $ 566           $ 289

TOTAL COMPENSATION FROM THE    $ 211,500            $ 217,500         $ 217,500              $ 217,500       $ 54,000
FUND COMPLEX*, A




   COMPENSATION TABLE

AGGREGATE COMPENSATION FROM A  Peter S. Lynch **  William O. McCoy  Gerald C. McDonough  Marvin L. Mann  Robert C. Pozen**
FUNDA


Treasury Only PortfolioB       $ 0                $ 338             $ 429                $ 345           $ 0

Treasury PortfolioB            $ 0                $ 2,134           $ 2,709              $ 2,177         $ 0

Government PortfolioB          $ 0                $ 1,792           $ 2,274              $ 1,829         $ 0

Domestic PortfolioB            $ 0                $ 1,140           $ 1,445              $ 1,164         $ 0

Money Market PortolioB,C,D     $ 0                $ 4,174           $ 5,293              $ 4,258         $ 0

Tax-Exempt PortfolioB          $ 0                $ 558             $ 708                $ 569           $ 0

TOTAL COMPENSATION FROM THE    $ 0                $ 214,500         $ 269,000            $ 217,500       $ 0
FUND COMPLEX*, A




   COMPENSATION TABLE

AGGREGATE COMPENSATION FROM A  Thomas R. Williams
FUNDA


Treasury Only PortfolioB       $ 336

Treasury PortfolioB            $ 2,120

Government PortfolioB          $ 1,783

Domestic PortfolioB            $ 1,138

Money Market PortolioB,C,D     $ 4,146

Tax-Exempt PortfolioB          $ 554

TOTAL COMPENSATION FROM THE    $ 213,000
FUND COMPLEX*, A



* Information is for the calendar year ended December 31, 199   9
for 23   6     funds in the complex.

** Interested Trustees of the funds and Ms. Johnson        are
compensated by FMR.

   *** During the period from October 14, 1999 through December 31, 1999, Mr. Lautenbach served as a Member of the Advisory Board.
Effective January 1, 2000, Mr. Lautenbach serves as a Member of the Board of Trustees.

   **** Mr. Jones served on the Board of Trustees through December 31,
1999.

***** Effective March 1   6    , 2000, Mr. Cook serves as a Member of
the Advisory Board.

A Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the
calendar year ended December 31, 199   9    , the Trustees accrued
required deferred compensation from the funds as follows: Ralph F. Cox, $75,000; Phyllis Burke Davis, $75,000; Robert M. Gates, $75,000;
E. Bradley Jones, $75,000; Donald J. Kirk, $75,000; William O. McCoy, $75,000; Gerald C. McDonough, $87,500; Marvin L. Mann, $75,000; and Thomas R. Williams, $75,000. Certain of the non-interested Trustees elected voluntarily to defer a portion of their compensation as
follows: Ralph F. Cox, $   53,735    ; William O. McCoy,
$   53,735    ; and Thomas R. Williams, $   62,319.

B Compensation figures include cash, and may include amounts required to be deferred and amounts deferred at the election of Trustees.

C    The following amounts are required to be deferred by each
non-interested Trustee: Ralph F. Cox, $2,153; Phyllis Burke Davis, $2,153; Robert M. Gates, $2,153; E. Bradley Jones, $1,385; Donald J. Kirk, $2,153; Ned C. Lautenbach, $768; William O. McCoy, $2,153; Gerald C. McDonough, $2,592; Marvin L. Mann, $2,153; and Thomas R. Williams, $2,153.

D Certain of the non-interested Trustees' aggregate compensation from a fund includes accrued voluntary deferred compensation as follows:
   Ned C. Lautenbach, $337, Money Market Portfolio; and Thomas R.
Williams, $1,484, Money Market Portfolio    .

Under a deferred compensation plan adopted in September 1995 and
amended in November 1996    and January 2000     (the Plan),
non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual fees.
Amounts deferred under the Plan    a    re treated as though
equivalent dollar amounts had been invested in shares of a cross-section of Fidelity funds including funds in each major investment discipline and representing a majority of Fidelity's assets under management (the Reference Funds). The amounts ultimately received by the Trustees under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund's assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any Trustee or to pay any particular level of compensation to the Trustee. A fund may invest in the Reference Funds under the Plan without shareholder approval.

   As of March 31, 2000, approximately 4.56% of Money Market Portfolio's total outstanding shares was held by an FMR affiliate. FMR Corp. is the ultimate parent company of this FMR affiliate. By virtue of their ownership interest in FMR Corp., as described in the "Control of Investment Advisers" section on page 77, Mr. Edward C. Johnson 3d, President and Trustee of the fund, and Ms. Abigail P. Johnson, Member of the Advisory Board of the fund, may be deemed to be a beneficial owner of these shares. As of the above date, with the exception of Mr. Johnson 3d's and Ms. Johnson's deemed ownership of Money Market Portfolio's shares, the Trustees, Members of the Advisory Board, and officers of the funds owned, in the aggregate, less than 1% of each fund's total outstanding shares.

   As of March 31, 2000, the following owned of record or beneficially 5% or more (up to and including 25%) of each class's outstanding shares:

   Treasury Only Portfolio Class I: Ropes & Gray, Boston, MA (15.15%); First Union Corp., Charlotte, NC (12.38%); Boston Harbor Trust Company, Boston, MA (9.43%); Allen & Company, Inc., Lakeland, FL (8.83%); Data General Corp., Westborough, MA (7.31%); State Street Bank, North Quincy, MA (7.12%); Wien Malkin & Bettex, New York, NY (6.08%).

   Treasury Only Portfolio Class II: First Bank System Inc.,
Minneapolis, MN (64.67%); The Bank of New York Company, Inc., New
York, NY (22.03%); BankBoston Corporation, Boston, MA (8.02%).

   Treasury Only Portfolio Class III: Fleet Financial Group Inc., Boston, MA (32.86%); HSBC Bank USA, Buffalo, NY (16.35%); Marquette Trust Company, Golden Valley, MN (10.06%); First Union Corp., Charlotte, NC (7.56%); First American Trust Company, Santa Ana, CA (7.00%); The Bank of New York Company, Inc., New York, NY (6.42%).

   Treasury Portfolio Class I: Michigan National Bank, Farmington Hills, MI (8.13%); Chase Manhattan Corp., Houston, TX (5.98%); UMB/Scout Brokerage, Inc., Kansas City, MO (5.95%); Allen & Company, Inc., Lakeland, FL (5.61%); Perkin-Elmer Corporation, Norwalk, CT (5.51%).

   Treasury Portfolio Class II: Citibank, New York, NY (61.56%); HSBC Bank USA, Buffalo, NY (16.24%); Bank One Corporation, Westerville, OH (9.46%); First Union Corp., Charlotte, NC (5.76%).

   Treasury Portfolio Class III: The Bank of New York Company, Inc., New York, NY (64.12%); Chase Manhattan Corp., Houston, TX (7.10%); Chase Manhattan Corp., New York, NY (5.94%).

   Government Portfolio Class I: State Street Bank, North Quincy, MA (13.96%); First Tennessee National Corp., Memphis, TN (6.90%).

   Government Portfolio II: Chase Manhattan Corp., New York, NY (24.46%); First Union Corp., Charlotte, NC (20.39%); BankBoston Corporation, Boston, MA (12.57%); Michigan National Bank, Farmington Hills, MI (12.03%); Chase Manhattan Corp., Houston, TX (9.48%).

   Government Portfolio Class III: Chase Manhattan Corp., Houston, TX (35.26%); Chase Manhattan Corp., New York, NY (18.64%); Fleet
Financial Group Inc., New York, NY (16.97%); First Tennessee National Corp., Memphis TN (13.84%).

   Domestic Portfolio Class I: BankBoston Corporation, Boston, MA
(12.29%); Chase Manhattan Corp., Houston, TX (7.38%); Perkin-Elmer Corporation, Norwalk, CT (6.36%).

   Domestic Portfolio Class II: BankBoston Corporation, Boston, MA (32.54%); First National Bank of Omaha, Omaha, NE (15.81%); Fleet Financial Group Inc., New York, NY (13.57%); NatCity Investments, Inc., Indianapolis, IN (10.88%); Fleet Financial Group Inc., Boston, MA (10.23%); BankAmerica Corp., San Francisco, CA (8.41%); Fleet Boston Treasury, Boston, MA (6.08%).

   Domestic Portfolio Class III: Fleet Financial Group Inc., New York, NY (33.61%); First Union Corp., Charlotte, NY (17.24%); BankBoston Corporation, Boston, MA (11.96%); Chase Manhattan Corp., Houston, TX (5.77%).

   Money Market Portfolio Class I: Trust Company Money, Boston, MA (25.49%); Fleet Financial Group Inc., New York, NY (5.53%).

   Money Market Portfolio Class II: US Bancorp, Minneapolis, MN (23.95%); BankAmerica Corp., San Francisco, CA (18.36%); BankBoston Corporation, Boston, MA (11.88%); Capital Network Services Inc., San Francisco, CA (11.34%); Chase Manhattan Corp., New York, NY (10.98%); Bank One Corporation, Chicago, IL (8.58%).

   Money Market Portfolio Class III: Fleet Financial Group Inc., New York, NY (23.28%); Chase Manhattan Corp., New York, NY (18.53%); First Bank System Inc., Minneapolis, MN (8.89%); UMB/Scout Brokerage, Inc., Kirkwood, MO (7.64%); Chase Manhattan Corp., Houston, TX (7.45%); First Union Corp., Charlotte, NC (7.03%)

   Tax-Exempt Portfolio Class I: Fleet Financial Group, Inc., New York, NY (9.07%); U.S. Trust Company - NY, New York, NY (6.53%); Boston Harbor Trust Company, Boston, MA (6.39%); Chase Manhattan Corp., New York, NY (6.00%); First Tennessee National Corp., Memphis, TN (5.31%).

   Tax-Exempt Portfolio Class II: BankAmerica Corp., San Francisco, CA (37.14%); BankBoston Corporation, Boston, MA (34.99%); Fleet Boston Treasury, Boston, MA (14.78%).

   Tax-Exempt Portfolio Class III: Capital Network Services Inc., San Francisco, CA (71.26%); First Bank System Inc., Minneapolis, MN
(7.38%); Bank One Corporation, Westerville, OH (6.47%).

   A shareholder owning of record or beneficially more than 25% of a fund's outstanding shares may be considered a controlling person. That shareholder's vote could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders.

CONTROL OF INVESTMENT ADVISERS

FMR Corp., organized in 1972, is the ultimate parent company of FMR and Fidelity Investments Money Management, Inc. (FIMM). The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

At present, the principal operating activities of FMR Corp. are those conducted by its division, Fidelity Investments Retail Marketing
Company, which provides marketing services to various companies within the Fidelity organization.

   The funds, FMR, FIMM, and Fidelity Distributors Corporation (FDC) have adopted a code of ethics under Rule 17j-1 of the 1940 Act that sets forth employees' fiduciary responsibilities regarding the funds, establishes procedures for personal investing, and restricts certain transactions. Employees subject to the code of ethics, including Fidelity investment personnel, may invest in securities for their own investment accounts, including securities that may be purchased or held by the funds.

MANAGEMENT CONTRACTS

Each fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services.

MANAGEMENT SERVICES. Under the terms of its management contract with each fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of the fund in accordance with its investment objective, policies and limitations. FMR also provides each fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of each fund and all Trustees who are "interested persons" of the trust or of FMR, and all personnel of each fund or FMR performing services relating to research, statistical and investment activities.

In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of each fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for each fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

MANAGEMENT-RELATED EXPENSES. In addition to the management fee payable to FMR and the fees payable to the transfer, dividend disbursing, and shareholder servicing agent, and pricing and bookkeeping agent, each fund or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. Each fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and non-interested Trustees. Each fund's management contract further provides that the fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of each fund's transfer agent agreement, the transfer agent bears the costs of providing these services to existing shareholders of the applicable classes. Other expenses paid by each fund include interest, taxes, brokerage commissions, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. Each fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

MANAGEMENT FEES. For the services of FMR under each management contract, each fund pays FMR a monthly management fee at the annual rate of 0.20% of the fund's average net assets throughout the month.

The following table shows the amount of management fees paid by each fund to FMR for the past three fiscal years.


Fund                     Fiscal Years Ended March 31  Management Fees Paid to FMR

Treasury Only Portfolio  2000                         $ 2,478,762

                         1999                         $ 2,210,417

                         1998+                        $ 2,858,388

Treasury Portfolio       2000                         $ 15,462,696

                         1999                         $ 16,854,245

                         1998                         $ 16,809,807

Government Portfolio     2000                         $ 13,262,965

                         1999                         $ 10,044,935

                         1998                         $ 8,427,180

Domestic Portfolio       2000                         $ 8,687,940

                         1999                         $ 3,600,888

                         1998                         $ 2,486,885

Money Market Portfolio   2000                         $ 30,357,913

                         1999                         $ 25,027,315

                         1998                         $ 20,235,151

Tax-Exempt Portfolio     2000                         $ 4,054,382

                         1999                         $ 4,613,456

                         1998                         $ 4,572,721



+ These numbers reflect management fees paid under the fund's prior contract that was in effect through May 31, 1997.

   F    MR may, from time to time, voluntarily reimburse all or a
portion of a class's operating expenses (exclusive of interest, taxes,
brokerage commissions, and extraordinary expenses),    which is
subject to revision or discontinuance.     FMR retains the ability to
be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.

Expense reimbursements by FMR will increase a class's returns and yield, and repayment of the reimbursement by a class will lower its returns and yield.

   FMR voluntarily agreed to reimburse Money Market Portfolio if and to the extent that its aggregate operating expenses, including management fees but excluding any applicable 12b-1 fees, were in excess of an annual rate of its average net assets. The table below shows the period of reimbursement and level of expense limitation for the applicable fund; the dollar amount of management fees incurred under the fund's contract before reimbursement; and the dollar amount of management fees reimbursed by FMR under the expense reimbursement for each period.


                        Periods of Expense Limitation           Aggregate Operating Expense  Fiscal Years Ended March 31
                        From To                                 Limitation

Money Market Portfolio  April 1, 1997                  current   0.18%                       2000

                                                                                             1999

                                                                                             1998




                        Management Fee Before  Amount of  Management Fee
                        Reimbursement          Reimbursement

Money Market Portfolio  $ 30,357,913           $ 3,035,788

                        $ 25,027,315           $ 2,344,764

                        $ 20,235,151           $ 2,038,262


SUB-ADVISER. FMR has entered into a sub-advisory agreement with FIMM pursuant to which FIMM has primary responsibility for choosing investments for each fund. Prior to January 23, 1998, FMR Texas Inc. (FMR Texas) had primary responsibility for providing investment management services to each fund. On January 23, 1998, FMR Texas was merged into FIMM, which succeeded to the operations of FMR Texas.

Under the terms of the sub-advisory agreements, FMR pays FIMM fees equal to 50% of the management fee payable to FMR under its management
contract with each fund.    The fees paid to FIMM are not reduced by
any voluntary or mandatory expense reimbursements that may be in effect from time to time.

Fees paid to FMR Texas and FIMM by FMR on behalf of the funds for the past three fiscal years are shown in the table below.


Fund                     Fiscal Year Ended March 31  Fees Paid to FMR Texas  Fees Paid to FIMM

Treasury Only Portfolio  2000                        $ 0                     $ 1,239,381

                         1999                        $ 0                     $ 1,105,209

                         1998                        $ 1,214,003             $ 215,191

Treasury Portfolio       2000                        $ 0                     $ 7,731,348

                         1999                        $ 0                     $ 8,427,123

                         1998                        $ 6,911,829             $ 1,493,075

Government Portfolio     2000                        $ 0                     $ 6,631,483

                         1999                        $ 0                     $ 5,022,467

                         1998                        $ 3,391,600             $ 821,990

Domestic Portfolio       2000                        $ 0                     $ 4,343,970

                         1999                        $ 0                     $ 1,800,444

                         1998                        $ 990,351               $ 253,092

Money Market Portfolio   2000                        $ 0                     $ 15,178,957

                         1999                        $ 0                     $ 12,513,658

                         1998                        $ 8,031,310             $ 2,086,266

Tax-Exempt Portfolio     2000                        $ 0                     $ 2,027,191

                         1999                        $ 0                     $ 2,306,728

                         1998                        $ 1,849,770             $ 436,591



DISTRIBUTION SERVICES

Each fund has entered into a distribution agreement with FDC, an affiliate of FMR. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. The distribution agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of each fund, which are continuously offered at NAV. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR.

The Trustees have approved Distribution and Service Plans on behalf of Class I, Class II and Class III of each fund (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the Trustees, allow Class I, Class II, and Class III and FMR to incur certain expenses that might be considered to constitute direct or indirect payment by the funds of distribution expenses.

Pursuant to the Class II Plan for each fund, FDC is paid a monthly 12b-1 fee at an annual rate of 0.15% of Class II's average net assets determined at the close of business on each day throughout the month.

Currently, FDC may reallow to intermediaries (such as banks,
broker-dealers, and other service-provider   s), including its
affiliates,     up to the full amount of 12b-1 fees paid by Class II
for providing services intended to result in the sale of Class II shares and/or shareholder support services.

Pursuant to the Class III Plan for each fund, FDC is paid a monthly 12b-1 fee at an annual rate of 0.25% of Class III's average net assets determined at the close of business on each day throughout the month.

Currently, FDC may reallow to intermediaries (such as banks,
broker-dealers, and other service-providers   ), including its
affiliates,     up to the full amount of 12b-1 fees paid by Class III
for providing services intended to result in the sale of Class III shares and/or shareholder support services.

For the fiscal year ended March 31,    2000    , Class II of Treasury
Only Portfolio paid FDC 12b-1 fees of $68,923, of which FDC paid
   $67,547 to intermediaries and retained $1,376.*

For the fiscal year ended March 31,    2000    , Class II of Treasury
Portfolio paid FDC 12b-1 fees of $567,909, of which FDC paid
   $567,909 to intermediaries and retained $0.

For the fiscal year ended March 31,    2000    , Class II of
Government Portfolio paid FDC 12b-1 fees of $697,931, of which FDC
paid    $697,931 to intermediaries and retained $0.

For the fiscal year ended March 31,    2000    , Class II of Domestic
Portfolio paid FDC 12b-1 fees of $486,501, of which FDC paid
   $486,501 to intermediaries and retained $0.

For the fiscal year ended March 31,    2000    , Class II of Money
Market Portfolio paid FDC 12b-1 fees of $228,582, of which FDC paid
   $225,898 to intermediaries and retained $2,684.*

   For the fiscal year ended March 31,     2000   , Class II of
Tax-Exempt Portfolio paid FDC 12b-1 fees of $61,651, of which FDC paid
    $61,142 to intermediaries and retained $509.*

   For the fiscal year ended March 31,     2000   , Class III of
Treasury Only Portfolio paid FDC 12b-1 fees of $245,893, of which FDC paid $221,063 to intermediaries and retained $24,830.*

   For the fiscal year ended March 31,     2000   , Class III of
Treasury Portfolio paid FDC 12b-1 fees of $7,574,761, of which FDC paid $7,523,175 to intermediaries and retained $51,586.*

   For the fiscal year ended March 31,     2000   , Class III of
Government Portfolio paid FDC 12b-1 fees of $2,374,227, of which FDC paid $2,363,992 to intermediaries and retained $10,235.*

   For the fiscal year ended March 31,     2000   , Class III of
Domestic Portfolio paid FDC 12b-1 fees of $2,078,998, of which FDC paid $2,077,612 to intermediaries and retained $1,386.*

   For the fiscal year ended March 31,     2000   , Class III of Money
Market Portfolio paid FDC 12b-1 fees of $1,622,033, of which FDC paid $1,620,761 to intermediaries and retained $1,272.*

   For the fiscal year ended March 31,     2000   , Class III of
Tax-Exempt Portfolio paid FDC 12b-1 fees of $345,646, of which FDC paid $343,248 to intermediaries and retained $2,398.*

* Amounts retained by FDC represent fees paid to FDC but not yet reallowed to intermediaries as of the close of the period reported and fees paid to FDC that are not eligible to be reallowed to intermediaries. Amounts not eligible for reallowance are retained by FDC for use in its capacity as distributor.

Under each Class I Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. Each Class I Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Class I shares and/or shareholder support services. In addition, each Class I Plan
provides that FMR, directly or through FDC, may p   ay significant
amounts to in    termediaries, such as banks, broker-dealers and other
service-providers, that provide those services. Currently, the Board of Trustees has authorized such payments for Class I shares.

Under each Class II and Class III Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. Each Class II and Class III Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Class II and Class III shares and/or shareholder support services, including
payments o   f significant amounts m    ade to intermediaries that
provide those services. Currently, the Board of Trustees has
authorized such payments for Class II and Class III shares   .

   Prior to app    roving each Plan, the Trustees carefully considered
all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit the applicable class of the fund and its shareholders. In particular, the Trustees noted that the Class I Plan does not authorize payments by Class I of the fund other than those made to FMR under its management contract with the fund. To the extent that each Plan gives FMR and FDC greater flexibility in connection with the distribution of shares of the applicable class, additional sales of fund shares or stabilization of cash flows may result. Furthermore, certain shareholder support services may be provided more effectively under the Plans by local entities with whom shareholders have other relationships.

Each Class II and Class III Plan does not provide for specific payments by Class II and Class III of any of the expenses of FDC, or obligate FDC or FMR to perform any specific type or level of distribution activities or incur any specific level of expense in connection with distribution activities.

The Glass-Steagall Act generally prohibits federally and state
chartered or supervised banks from    directly     engaging in the
business of underwriting, selling or distributing securities.
   F    DC believes that the Glass-Steagall Act should not preclude a bank from performing shareholder support services, or servicing and recordkeeping functions. FDC intends to engage banks only to perform such functions. However, changes in federal or state statutes and
regulations pertaining to the permissible activities of banks   ,
    as well as further judicial or administrative decisions or interpretations, could prevent a bank from continuing to perform all or a part of the contemplated services. If a bank were prohibited from so acting, the Trustees would consider what actions, if any, would be necessary to continue to provide efficient and effective shareholder services. In such event, changes in the operation of the funds might occur, including possible termination of any automatic investment or redemption or other services then provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein, and banks and other financial institutions may be required to register as dealers pursuant to state law.

Each fund may execute portfolio transactions with, and purchase securities issued by, depository institutions that receive payments under the Plans. No preference for the instruments of such depository institutions will be shown in the selection of investments.

   FDC may compensate intermediaries that satisfy certain criteria established from time to time by FDC relating to the level or type of services provided by the intermediary, the sale or expected sale of significant amounts of shares, or other factors.

TRANSFER AND SERVICE AGENT AGREEMENTS

Each class of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, and Money Market Portfolio (the taxable funds) has entered into a transfer agent agreement with Fidelity
Investments Institutional Operations Company, Inc.    (    FIIOC), an
affiliate of FMR. Under the terms of the agreements, FIIOC performs transfer agency, dividend disbursing, and shareholder services for each class of each fund.

Each class of Tax-Exempt Portfolio has entered into a transfer agent
agreement with    Citibank, N.A. (Citibank)    , which is located at
   111 Wall Street, New York, New York    . Under the terms of the
agreements,    Citibank     provides transfer agency, dividend
disbursing, and shareholder services for each class of the fund.
   Citibank     in turn has entered into sub-transfer agent agreements
with FIIOC. Under the terms of the sub-agreements, FIIOC performs all processing activities associated with providing these services for each class of the fund and receives all related transfer agency fees
paid to    Citibank    .

For providing transfer agency services, FIIOC receives an asset-based fee paid monthly with respect to each account in a fund.

FIIOC pays out-of-pocket expenses associated with providing transfer agent services. In addition, FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

Each of the taxable funds has entered into a service agent agreement
with    Fidelity Service Company, Inc. (FSC)    , an affiliate of FMR.
Under the terms of the agreements, FSC calculates the NAV and dividends for each class of each fund and maintains each fund's portfolio and general accounting records.

Tax-Exempt Portfolio has also entered into a service agent agreement
with    Citibank    . Under the terms of the agreement,
   Citibank     provides pricing and bookkeeping services for the
fund.    Citibank in turn     has entered into a sub-service agent
agreement with FSC . Under the terms of the sub-agreement, FSC performs all processing activities associated with providing these services, including calculating the NAV and dividends for each class of the fund and maintaining the fund's portfolio and general accounting records, and receives all related pricing and bookkeeping
fees paid to    Citibank    .

For providing pricing and bookkeeping services, FSC receives a monthly fee based on each fund's average daily net assets throughout the month.

The annual rates for pricing and bookkeeping services for the funds are 0.0150% of the first $500 million of average net assets, 0.0075% of average net assets between $500 million and $10 billion, 0.0021% of
average net assets    between     $10 billion and    $25 billion, and
0.00075% of average net assets in excess of $25 billion    . The fee,
not including reimbursement for out-of-pocket expenses, is limited to a minimum of $40,000 per year.

Pricing and bookkeeping fees, including reimbursement for out-of-pocket expenses, paid by the funds to FSC for the past three fiscal years are shown in the table below.

Fund                     2000       1999       1998

Treasury Only Portfolio  $ 131,259  $ 132,560  $ 116,314

Treasury Portfolio       $ 618,480  $ 688,303  $ 682,117

Government Portfolio     $ 537,428  $ 429,957  $ 366,891

Domestic Portfolio       $ 369,551  $ 185,642  $ 143,578

Money Market Portfolio   $ 870,428  $ 822,539  $ 786,055

Tax-Exempt Portfolio     $ 230,869  $ 271,871  $ 288,482


DESCRIPTION OF THE TRUST

TRUST ORGANIZATION. Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio are funds of Colchester Street Trust, an open-end management investment company organized as a Delaware business trust on June 20, 1991. On May 29, 1998, Colchester Street Trust changed its name from Fidelity Institutional Cash Portfolios to Colchester Street Trust. On May 29, 1998, each fund changed its name from Treasury Only, Treasury, Government, Domestic, Money Market, and Tax-Exempt to Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio, respectively. Currently, there are six funds in Colchester Street
Trust: Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio. The Trustees are permitted to create additional funds in
the trust    and to create additional classes of the funds.

The assets of the trust received for the issue or sale of shares of each fund and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in the trust shall be charged with the liabilities and expenses attributable to such fund, except that liabilities and expenses may be allocated to a particular class. Any general expenses of the trust shall be allocated between or among any one or more of the funds or classes.

SHAREHOLDER LIABILITY. The trust is a business trust organized under Delaware law. Delaware law provides that shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. The courts of some states, however, may decline to apply Delaware law on this point. The Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust. The Trust Instrument provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Trust Instrument further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.

The Trust Instrument provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Trust Instrument also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and a fund is unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is extremely remote. Claims asserted against one class of shares may subject holders of another class of shares to certain liabilities.

VOTING RIGHTS. Each fund's capital consists of shares of beneficial interest. As a shareholder, you are entitled to one vote for each dollar of net asset value you own. The voting rights of shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund, and by class.

The shares have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth under the heading
"Shareholder Liability" above.

The trust or a fund may be terminated upon the sale of its assets to another open-end management investment company or series thereof, or upon liquidation and distribution of its assets. Generally such terminations must be approved by a vote of shareholders. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund, shareholders of that fund are entitled to receive the underlying assets of the fund available for distribution.

Under the Trust Instrument, the Trustees may, without shareholder vote, in order to change the form of organization of the trust cause the trust to merge or consolidate with one or more trusts, partnerships, associations, limited liability companies, or corporations, as long as the surviving entity is an open-end management investment company, or is a fund thereof, that will succeed to or assume the trust's registration statement, or cause the trust to incorporate under Delaware law.

CUSTODIAN   S    . The Bank of New York, 110 Washington Street, New
York, New York, is custodian of the assets of the taxable funds.
   Citibank, N.A., 111 Wall Street, New York, New York    , is
custodian of the assets of Tax-Exempt Portfolio. Each custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. The Chase Manhattan Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets of the taxable funds in connection with repurchase agreement transactions.

FMR, its officers and directors, its affiliated companies, and members of the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.

AUDITOR. Deloitte & Touche LL   P, 200 Berkeley Street,     Boston,
Massachusetts, serves as independent accountant for each fund. The auditor examines financial statements for the funds and provides other audit, tax, and related services.

FINANCIAL STATEMENTS

Each fund's financial statements and financial highlights for the
fiscal year ended March 31,    2000    , and report of the auditor,
are included in the fund's annual report and are incorporated herein by reference.

APPENDIX

Fidelity, Fidelity Investments & (Pyramid) Design, Fidelity Focus,
Spartan, Fidelity Investments   ,     and Magellan are registered
trademarks of FMR.

The third party marks appearing above are the marks of their respective owners.


Colchester Street Trust

PART C.  OTHER INFORMATION

Item 23. Exhibits

 (a) (1) Amended and Restated Trust Instrument, dated December 16, 1999, is filed herein as Exhibit a(1).

 (a) (2) Certificate of Trust, dated June 20, 1991, is incorporated herein by reference to Exhibit 1(b) to Post-Effective
         Amendment No. 26.

     (3) Certificate of Amendment of Fidelity Government Securities Fund to Fidelity Institutional Cash Portfolios II, dated May 28, 1993, is incorporated herein by reference to Exhibit 1(c) to Post-Effective Amendment No. 26.

  (4) Certificate of Amendment of Fidelity Institutional Cash
Portfolios II to Fidelity Institutional Cash Portfolios, dated May 28, 1993, is incorporated herein by reference to Exhibit 1(d) to Post-Effective Amendment No. 26.

  (5) Certificate of Amendment of Fidelity Institutional Cash
Portfolios to Colchester Street Trust, dated June 19, 1998, is filed herein as Exhibit a(5).

 (b) Bylaws of the Trust, as amended and dated May 19, 1994, are incorporated herein by reference to Exhibit 2(a) of Fidelity Union Street Trust II's (File No. 33-43757) Post-Effective Amendment No. 10.

 (c) Not applicable.

 (d) (1) Management Contract between Fidelity Institutional Cash Portfolios (currently Colchester Street Trust) on behalf of Money Market Portfolio and Fidelity Management & Research Company, dated May 30, 1993, is incorporated herein by reference to Exhibit 5(a) of Post-Effective Amendment No. 26.

  (2) Management Contract between Fidelity Institutional Cash Portfolios (currently Colchester Street Trust) on behalf of U.S. Government Portfolio (currently Government Portfolio) and Fidelity Management & Research Company, dated May 30, 1993, is incorporated herein by reference to Exhibit 5(c) of Post-Effective Amendment No. 26.

  (3) Management Contract between Fidelity Institutional Cash Portfolios (currently Colchester Street Trust) on behalf of U.S. Treasury Portfolio II (currently Treasury Portfolio) and Fidelity Management & Research Company, dated May 30, 1993, is incorporated herein by reference to Exhibit 5(d) of Post-Effective Amendment No. 26.

  (4) Management Contract between Fidelity Institutional Cash Portfolios (currently Colchester Street Trust) on behalf of Domestic Money Market Portfolio (currently Domestic Portfolio) and Fidelity Management & Research Company, dated May 30, 1993, is incorporated herein by reference to Exhibit 5(e) of Post-Effective Amendment No. 26.

  (5) Management Contract between Fidelity Institutional Cash
Portfolios (currently Colchester Street Trust) on behalf of Treasury Only Portfolio and Fidelity Management & Research Company, dated May 30, 1997, is incorporated herein by reference to Exhibit 5(j) of Post-Effective Amendment No. 36.

  (6) Management Contract between Colchester Street Trust on behalf of Tax-Exempt Portfolio and Fidelity Management & Research Company, dated May 29, 1998, is incorporated herein by reference to Exhibit 5(m) of Post-Effective Amendment No. 37.

  (7) Sub-Advisory agreement between Fidelity Management & Research Company, on behalf of U.S. Treasury Portfolio II (currently Treasury Portfolio), and FMR Texas Inc., dated May 30, 1993, is incorporated herein by reference to Exhibit 5(g) of Post-Effective Amendment No. 26.

  (8) Sub-Advisory agreement between Fidelity Management & Research Company, on behalf of U.S. Government Portfolio (currently Government Portfolio), and FMR Texas Inc., dated May 30, 1993, is incorporated herein by reference to Exhibit 5(h) of Post-Effective Amendment No. 26.

  (9) Sub-Advisory agreement between Fidelity Management & Research Company, on behalf of Domestic Money Market Portfolio (currently Domestic Portfolio), and FMR Texas Inc., dated May 30, 1993, is incorporated herein by reference to Exhibit 5(i) of Post-Effective Amendment No. 26.

  (10) Sub-Advisory agreement between Fidelity Management & Research Company, on behalf of Money Market Portfolio, and FMR Texas Inc., dated May 30, 1993, is incorporated herein by reference to Exhibit 5(j) of Post-Effective Amendment No. 26.

  (11) Sub-Advisory agreement between Fidelity Management & Research Company, on behalf of Treasury Only (currently Treasury Only
Portfolio), and FMR Texas Inc., dated May 30, 1997, is incorporated herein by reference to Exhibit 5(i) of Post-Effective Amendment No. 36.

  (12) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Colchester Street Trust on behalf of Tax-Exempt Portfolio, and Fidelity Investments Money Management, Inc., dated May 29, 1998, is incorporated herein by reference to Exhibit d(12) of Post-Effective Amendment No. 39.

 (e) (1) General Distribution Agreement between U.S. Treasury
Portfolio II (currently Treasury Portfolio) and Fidelity Distributors Corporation, dated May 30, 1993, is incorporated herein by reference to Exhibit 6(b) of Post-Effective Amendment No. 26.

  (2) General Distribution Agreement between U.S. Government Portfolio (currently Government Portfolio) and Fidelity Distributors
Corporation, dated May 30, 1993, is incorporated herein by reference to Exhibit 6(c) of Post-Effective Amendment No. 26.

  (3) General Distribution Agreement between Domestic Money Market Portfolio (currently Domestic Portfolio) and Fidelity Distributors Corporation, dated May 30, 1993, is incorporated herein by reference to Exhibit 6(d) of Post-Effective Amendment No. 26.

  (4) General Distribution Agreement between Money Market Portfolio and Fidelity Distributors Corporation, dated May 30, 1993, is incorporated herein by reference to Exhibit 6(e) of Post-Effective Amendment No. 26.

  (5) General Distribution Agreement between Tax-Exempt Portfolio and Fidelity Distributors Corporation, dated May 29, 1998, is incorporated herein by reference to Exhibit e(5) of Post-Effective Amendment No. 39.

  (6) General Distribution Agreement between Treasury Only Portfolio and Fidelity Distributors Corporation, dated May 30, 1997, is incorporated herein by reference to Exhibit e(6) of Post-Effective Amendment No. 39.

  (7) Amendments to the General Distribution Agreement between the Registrant and Fidelity Distributors Corporation, dated March 14, 1996 and July 15, 1996, are incorporated herein by reference to Exhibit 6(a) of Fidelity Court Street Trust's Post-Effective Amendment No. 61 (File No. 2-58774).

  (8) Amendments to the General Distribution Agreement between the Registrant and Fidelity Distributors Corporation, dated October 1, 1996, is incorporated herein by reference to Exhibit 6(g) of Daily Money Fund's Post-Effective Amendment No. 40 (File No. 2-77909).

  (9) Specimen of Service Contract between Fidelity Distributors
Corporation and "Qualified Recipients" with respect to Fidelity
Institutional Money Market Funds is incorporated herein by reference to Exhibit 6(e) of Post-Effective Amendment No. 32.

  (10) Specimen of Service Contract (Administrative and Recordkeeping Services Only) between Fidelity Distributors Corporation and
"Qualified Recipients" with respect to Fidelity Institutional Money Market Funds is incorporated herein by reference to Exhibit 6(f) of Post-Effective Amendment No. 32.

  (11) Form of Bank Agency Agreement (most recently revised January,
1997) is incorporated herein by reference to Exhibit e(9) of Post-Effective Amendment No. 39.

  (12) Form of Selling Dealer Agreement for Bank Related Transactions (most recently revised January 1997) is incorporated herein by reference to Exhibit e(10) of Post-Effective Amendment No. 39.

  (13) Form of Selling Dealer Agreement (most recently revised January
1997) incorporated herein by reference to Exhibit e(11) of Post-Effective Amendment No. 39.

 (f) (1) The Fee Deferral Plan for Non-Interested Person Directors and Trustees of the Fidelity Funds, effective as of September 15, 1995 and amended through January 1, 2000, is incorporated herein by reference to Exhibit (f)(1) of Fidelity Massachusetts Municipal Trust's (File No. 2-75537) Post-Effective Amendment No. 39.

 (g) (1) Custodian Agreement and Appendix C, dated December 1, 1994, between The Bank of New York and Colchester Street Trust on behalf of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio and Money Market Portfolio, are incorporated herein by reference to Exhibit 8(a) of Fidelity Hereford Street Trust's (File No. 33-52577) Post-Effective Amendment No. 4.

  (2) Appendix A, dated October 18, 1999, to the Custodian Agreement, dated December 1, 1994, between The Bank of New York and Colchester Street Trust on behalf of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio and Money Market Portfolio, is incorporated herein by reference to Exhibit g(2) of Fidelity Summer Street Trust's (File No. 2-58542) Post-Effective Amendment No. 58.

  (3) Appendix B, dated March 16, 2000, to the Custodian Agreement, dated December 1, 1994, between The Bank of New York and Colchester Street Trust on behalf of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio and Money Market Portfolio, is incorporated herein by reference to Exhibit g(3) of Fidelity Summer Street Trust's (File No. 2-58542) Post-Effective Amendment No. 58.

  (4) Addendum, dated October 21, 1996, to the Custodian Agreement, dated December 1, 1994, between The Bank of New York and Colchester Street Trust on behalf of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio and Money Market Portfolio is incorporated herein by reference to Exhibit (g)(4) of Fidelity Hereford Street Trust's (File No. 33-52577) Post-Effective Amendment No. 12.

  (5) Amendment, dated July 14, 1999, to the Fee Schedule to the Custodian Agreement, dated December 1, 1994, between The Bank of New York and Colchester Street Trust on behalf of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio and Money Market Portfolio is incorporated herein by reference to Exhibit (g)(5) of Fidelity Summer Street Trust's (File No. 2-58542) Post-Effective Amendment No. 58.

  (6) Custodian Agreement, Appendix A, Appendix B, and Appendix C, dated May 1, 1998, between Citibank, N.A. and Colchester Street Trust on behalf of Tax-Exempt Portfolio are incorporated herein by reference to Exhibit (g)(5) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 102.

  (7) Fidelity Group Repo Custodian Agreement among The Bank of New York, J. P. Morgan Securities, Inc., and Colchester Street Trust on behalf of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, and Money Market Portfolio, dated February 12, 1996, is incorporated herein by reference to Exhibit 8(d) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.

  (8) Schedule 1 to the Fidelity Group Repo Custodian Agreement between The Bank of New York and Colchester Street Trust on behalf of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, and Money Market Portfolio, dated February 12, 1996, is incorporated herein by reference to Exhibit 8(e) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.

  (9) Fidelity Group Repo Custodian Agreement among Chemical Bank, Greenwich Capital Markets, Inc., and Colchester Street Trust on behalf of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, and Money Market Portfolio, dated November 13, 1995, is incorporated herein by reference to Exhibit 8(f) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.

  (10) Schedule 1 to the Fidelity Group Repo Custodian Agreement between Chemical Bank and Colchester Street Trust on behalf of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, and Money Market Portfolio, dated November 13, 1995, is incorporated herein by reference to Exhibit 8(g) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.

  (11) Joint Trading Account Custody Agreement between The Bank of New York and Colchester Street Trust on behalf of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, and Money Market Portfolio, dated May 11, 1995, is incorporated herein by reference to Exhibit 8(h) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.

  (12) First Amendment to Joint Trading Account Custody Agreement between The Bank of New York and Colchester Street Trust on behalf of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, and Money Market Portfolio, dated July 14, 1995, is incorporated herein by reference to Exhibit 8(i) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.

  (13) Schedule A-1, dated March 29, 2000, to the Fidelity Group Repo Custodian Agreements, Schedule 1s to the Fidelity Group Repo Custodian Agreements, Joint Trading Account Custody Agreement, and First Amendment to the Joint Trading Account Custody Agreement, between the respective parties and Colchester Street Trust on behalf of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, and Money Market Portfolio, is incorporated herein by reference to Exhibit g(11) of Fidelity Magellan Fund's (File No. 2-21461) Post Effective Amendment No. 48.

 (h) Not applicable.

 (i) Legal Opinion of Kirkpatrick & Lockhart LLP for Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic
Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio, dated May 22, 2000, is filed herein as Exhibit i(1).

 (j)(1) Consent of PricewaterhouseCoopers LLP, dated May 19, 2000, is filed herein as Exhibit j(1).

 (j)(2) Consent of Deloitte & Touche LLP, dated May 19, 2000, is filed herein as Exhibit j(2).

 (k) Not applicable.

 (l) Not applicable.

 (m) (1) Distribution and Service Plan pursuant to Rule 12b-1 for
Money Market (currently Money Market Portfolio Class I) is incorporated herein by reference to Exhibit m(1) of Post-Effective Amendment No. 39.

  (2) Distribution and Service Plan pursuant to Rule 12b-1 for
Government (currently Government Portfolio Class I) is incorporated herein by reference to Exhibit m(2) of Post-Effective Amendment No. 39.

  (3) Distribution and Service Plan pursuant to Rule 12b-1 for
Treasury (currently Treasury Portfolio Class I) is incorporated herein by reference to Exhibit m(3) of Post-Effective Amendment No. 39.

  (4) Distribution and Service Plan pursuant to Rule 12b-1 for
Domestic (currently Domestic Portfolio Class I) is incorporated herein by reference to Exhibit m(4) of Post-Effective Amendment No. 39.

  (5) Distribution and Service Plan pursuant to Rule 12b-1 for
Treasury Only (currently Treasury Only Portfolio Class I) is incorporated herein by reference to Exhibit m(5) of Post-Effective Amendment No. 39.

  (6) Distribution and Service Plan pursuant to Rule 12b-1 for
Tax-Exempt Portfolio Class I is incorporated herein by reference to Exhibit m(6) of Post-Effective Amendment No. 39.

  (7) Distribution and Service Plan pursuant to Rule 12b-1 for Money Market Class II (currently Money Market Portfolio Class II) is incorporated herein by reference to Exhibit m(7) of Post-Effective Amendment No. 39.

  (8) Distribution and Service Plan pursuant to Rule 12b-1 for
Government Class II (currently Government Portfolio Class II) is incorporated herein by reference to Exhibit m(8) of Post-Effective Amendment No. 39.

  (9) Distribution and Service Plan pursuant to Rule 12b-1 for
Treasury Class II (currently Treasury Portfolio Class II) is incorporated herein by reference to Exhibit m(9) of Post-Effective Amendment No. 39.

  (10) Distribution and Service Plan pursuant to Rule 12b-1 for
Domestic Class II (currently Domestic Portfolio Class II) is incorporated herein by reference to Exhibit m(10) of Post-Effective Amendment No. 39.

  (11) Distribution and Service Plan pursuant to Rule 12b-1 for
Treasury Only Class II (currently Treasury Only Portfolio Class II) is incorporated herein by reference to Exhibit m(11) of Post-Effective Amendment No. 39.

  (12) Distribution and Service Plan pursuant to Rule 12b-1 for
Tax-Exempt Portfolio Class II is incorporated herein by reference to Exhibit m(12) of Post-Effective Amendment No. 39.

  (13) Distribution and Service Plan pursuant to Rule 12b-1 for Money Market Class III (currently Money Market Portfolio Class III) is incorporated herein by reference to Exhibit m(13) of Post-Effective Amendment No. 39.

  (14) Distribution and Service Plan pursuant to Rule 12b-1 for
Government Class III (currently Government Portfolio Class III) is incorporated herein by reference to Exhibit m(14) of Post-Effective Amendment No. 39.

  (15) Distribution and Service Plan pursuant to Rule 12b-1 for
Treasury Class III (currently Treasury Portfolio Class III) is incorporated herein by reference to Exhibit m(15) of Post-Effective Amendment No. 39.

  (16) Distribution and Service Plan pursuant to Rule 12b-1 for
Domestic Class III (currently Domestic Portfolio Class III) is incorporated herein by reference to Exhibit m(16) of Post-Effective Amendment No. 39.

  (17) Distribution and Service Plan pursuant to Rule 12b-1 for
Treasury Only Class III (currently Treasury Only Portfolio Class III) is incorporated herein by reference to Exhibit m(17) of Post-Effective Amendment No. 39.

  (18) Distribution and Service Plan pursuant to Rule 12b-1 for
Tax-Exempt Portfolio Class III is incorporated herein by reference to Exhibit m(18) of Post-Effective Amendment No. 39.

 (n) Not applicable.

 (o) (1) Multiple Class of Shares Plan for Fidelity Institutional
Money Market Funds, dated March 19, 1998, is incorporated herein by reference to Exhibit 18(a) of Post-Effective Amendment 37.

  (2) Schedule I, March 19, 1998, to the Multiple Class of Shares Plan for Fidelity Institutional Money Market Funds, dated March 19, 1998, is incorporated herein by reference to Exhibit 18(b) of Post-Effective Amendment 37.

 (p)(1) Code of Ethics, dated January 1, 2000, adopted by each fund, Fidelity Management & Research Company, Fidelity Investments Money Management, Inc., and Fidelity Distributors Corporation pursuant to Rule 17j-1 is incorporated herein by reference to Exhibit (p)(1) of Fidelity Commonwealth Trust's (File No. 2-52322) Post-Effective Amendment No. 69.

Item 24. Trusts Controlled by or under Common Control with this Trust

 The Board of Trustees of the Trust is the same as the board of other Fidelity funds, each of which has Fidelity Management & Research Company, or an affiliate, as its investment adviser. In addition, the officers of the Trust are substantially identical to those of the other Fidelity funds. Nonetheless, the Trust takes the position that it is not under common control with other Fidelity funds because the power residing in the respective boards and officers arises as the result of an official position with the respective trusts.

Item 25. Indemnification

 Pursuant to Del. Code Ann. title 12 (sub-section) 3817, a Delaware business trust may provide in its governing instrument for the indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article X, Section 10.02 of the Trust Instrument sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Trust shall indemnify any present or past trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee or officer and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, "disabling conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Trust Instrument, that the officer or trustee did not engage in disabling conduct.

 Pursuant to Section 11 of the Distribution Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, or any other statute or the common law. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. In no case is the indemnity of the Trust in favor of the Distributor or any person indemnified to be deemed to protect the Distributor or any person against any liability to the Issuer or its security holders to which the Distributor or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement.

 Pursuant to the agreement by which Fidelity Investments Institutional Operations Company, Inc. ("FIIOC") is appointed transfer agent, the Registrant agrees to indemnify and hold FIIOC harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:

 (1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names FIIOC and/or the Registrant as a party and is not based on and does not result from FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with FIIOC's performance under the Transfer Agency Agreement; or

 (2) any claim, demand, action or suit (except to the extent contributed to by FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from FIIOC's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of FIIOC's acting in reliance upon advice reasonably believed by FIIOC to have been given by counsel for the Registrant, or as a result of FIIOC's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

 Pursuant to the agreement by which Fidelity Investments Institutional Operations Company, Inc. ("FIIOC") is appointed sub-transfer agent, the Transfer Agent agrees to indemnify FIIOC for FIIOC's losses, claims, damages, liabilities and expenses (including reasonable counsel fees and expenses) (losses) to the extent that the Transfer Agent is entitled to and receives indemnification from the Fund for the same events. Under the Transfer Agency Agreement, the Trust agrees to indemnify and hold the Transfer Agent harmless against any losses, claims, damages, liabilities, or expenses (including reasonable counsel fees and expenses) resulting from:

 (1) any claim, demand, action or suit brought by any person other than the Trust, including by a shareholder, which names the Transfer Agent and/or the Trust as a party and is not based on and does not result from the Transfer Agent's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with the Transfer Agent's performance under the Transfer Agency Agreement; or

 (2) any claim, demand, action or suit (except to the extent contributed to by the Transfer Agent's willful misfeasance, bad faith or negligence or reckless disregard of its duties) which results from the negligence of the Trust, or from the Transfer Agent's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Trust, or as a result of the Transfer Agent's acting in reliance upon advice reasonably believed by the Transfer Agent to have been given by counsel for the Trust, or as a result of the Transfer Agent's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

Item 26. Business and Other Connections of Investment AdviserS

 (1)  FIDELITY MANAGEMENT & RESEARCH COMPANY (FMR)
      82 Devonshire Street, Boston, MA 02109

 FMR serves as investment adviser to a number of other investment companies. The directors and officers of the Adviser have held, during the past two fiscal years, the following positions of a substantial nature.

Edward C. Johnson 3d       Chairman of the Board and
                           Director of FMR; Chief
                           Executive Officer, Chairman
                           of the Board, and Director
                           of FMR Corp., Fidelity
                           Investments Money
                           Management, Inc. (FIMM),
                           Fidelity Management &
                           Research (U.K.) Inc. (FMR
                           U.K.), Fidelity Management &
                           Research (Far East) Inc.
                           (FMR Far East), and Fidelity
                           Management & Research Co.,
                           Inc. (FMRC); Chairman of the
                           Executive Committee of FMR;
                           Chairman and Representative
                           Director of Fidelity
                           Investments Japan Limited
                           (FIJ); President and Trustee
                           of funds advised by FMR.



Robert C. Pozen            President and Director of
                           FMR; Senior Vice President
                           and Trustee of funds advised
                           by FMR; President and
                           Director of FIMM, FMRC, FMR
                           U.K., and FMR Far East;
                           Director of Strategic
                           Advisers, Inc.; Previously,
                           General Counsel, Managing
                           Director, and Senior Vice
                           President of FMR Corp.



Peter S. Lynch             Vice Chairman of the Board
                           and Director of FMR and FMRC.



John Avery                 Vice President of FMR and of
                           funds advised by FMR.



Robert Bertelson           Vice President of FMR and of
                           a fund advised by FMR.



John H. Carlson            Vice President of FMR and of
                           funds advised by FMR.



Robert C. Chow             Vice President of FMR and of
                           a fund advised by FMR.



Dwight D. Churchill        Senior Vice President of FMR
                           and Vice President of Bond
                           Funds advised by FMR; Vice
                           President of FIMM.



Laura B. Cronin            Vice President of FMR and
                           Treasurer of FMR, FIMM, FMR
                           U.K., FMRC and FMR Far East.



Barry Coffman              Vice President of FMR and of
                           a fund advised by FMR.



Arieh Coll                 Vice President of FMR.



Catherine Collins          Vice President of FMR.



Frederic G. Corneel        Tax Counsel of FMR.



William Danoff             Senior Vice President of FMR
                           and Vice President of funds
                           advised by FMR.



Scott E. DeSano            Vice President of FMR.



Penelope Dobkin            Vice President of FMR and of
                           a fund advised by FMR.



Walter C. Donovan          Vice President of FMR.



Bettina Doulton            Senior Vice President of FMR
                           and of funds advised by FMR.



Stephen DuFour             Vice President of FMR and of
                           a fund advised by FMR.



Maria F. Dwyer             Vice President of FMR and
                           Deputy Treasurer of the
                           Fidelity funds.



Margaret L. Eagle          Vice President of FMR and of
                           a fund advised by FMR.



William R. Ebsworth        Vice President of FMR.



David Felman               Vice President of FMR and of
                           a fund advised by FMR.



Richard B. Fentin          Senior Vice President of FMR
                           and Vice President of a fund
                           advised by FMR.



Karen Firestone            Vice President of FMR and of
                           a fund advised by FMR.



Michael B. Fox             Assistant Treasurer of FMR,
                           FIMM, FMR U.K., and FMR Far
                           East; Vice President and
                           Treasurer of FMR Corp. and
                           Strategic Advisers, Inc.;
                           Vice President of FMR U.K.,
                           FMR Far East, and FIMM.



Gregory Fraser             Vice President of FMR and of
                           funds advised by FMR.



Jay Freedman               Assistant Clerk of FMR; Clerk
                           of FMR Corp., FMR U.K., FMR
                           Far East, FMRC, and
                           Strategic Advisers, Inc.;
                           Secretary of FIMM; Vice
                           President and Deputy General
                           Counsel of FMR Corp.



David L. Glancy            Vice President of FMR and of
                           funds advised by FMR.



Barry A. Greenfield        Vice President of FMR and of
                           funds advised by FMR.



Boyce I. Greer             Senior Vice President of FMR
                           and Vice President of Money
                           Market Funds advised by FMR;
                           Vice President of FIMM.



Bart A. Grenier            Senior Vice President of FMR
                           and Vice President of
                           High-Income Funds advised by
                           FMR.



Robert J. Haber            Vice President of FMR.



Richard C. Habermann       Senior Vice President of FMR
                           and Vice President of funds
                           advised by FMR.



Fred L. Henning Jr.        Senior Vice President of FMR;
                           Senior Vice President of
                           FIMM; Vice President of
                           Fixed-Income Funds advised
                           by FMR.



Bruce T. Herring           Vice President of FMR.



Robert F. Hill             Vice President of FMR and
                           Director of Technical
                           Research.



Frederick Hoff             Vice President of FMR.



Abigail P. Johnson         Senior Vice President of FMR
                           and Vice President of funds
                           advised by FMR; Director of
                           FMR Corp.; Associate
                           Director and Senior Vice
                           President of Equity Funds
                           advised by FMR.



David B. Jones             Vice President of FMR.



Steven Kaye                Senior Vice President of FMR
                           and of a fund advised by FMR.



Francis V. Knox            Vice President of FMR;
                           Compliance Officer of FMR
                           U.K. and FMR Far East.



Harris Leviton             Vice President of FMR and of
                           a fund advised by FMR.



Bradford E. Lewis          Vice President of FMR and of
                           funds advised by FMR.



Richard R. Mace Jr.        Vice President of FMR and of
                           funds advised by FMR.



Shigeki Makino             Vice President of FMR.



Charles A. Mangum          Vice President of FMR and of
                           funds advised by FMR.



Kevin McCarey              Vice President of FMR and of
                           funds advised by FMR.



James McDowell             Senior Vice President of FMR.



Neal P. Miller             Vice President of FMR and of
                           a fund advised by FMR.



Jacques Perold             Vice President of FMR.



Stephen Petersen           Senior Vice President of FMR
                           and Vice President of funds
                           advised by FMR.



Alan Radlo                 Vice President of FMR.



Eric D. Roiter             Vice President, General
                           Counsel, and Clerk of FMR
                           and Secretary of funds
                           advised by FMR.



Lee H. Sandwen             Vice President of FMR.



Patricia A. Satterthwaite  Vice President of FMR and of
                           funds advised by FMR.



Fergus Shiel               Vice President of FMR and of
                           funds advised by FMR.



Richard A. Silver          Vice President of FMR.



Carol A. Smith-Fachetti    Vice President of FMR.



Steven J. Snider           Vice President of FMR and of
                           funds advised by FMR.



Thomas T. Soviero          Vice President of FMR and of
                           a fund advised by FMR.



Richard Spillane           Senior Vice President of FMR;
                           Associate Director and
                           Senior Vice President of
                           Equity Funds advised by FMR;
                           Previously, Senior Vice
                           President and Director of
                           Operations and Compliance of
                           FMR U.K.



Thomas M. Sprague          Vice President of FMR and of
                           a fund advised by FMR.



Robert E. Stansky          Senior Vice President of FMR
                           and Vice President of a fund
                           advised by FMR.



Scott D. Stewart           Vice President of FMR and of
                           funds advised by FMR.



Beth F. Terrana            Senior Vice President of FMR
                           and Vice President of funds
                           advised by FMR.



Yoko Tilley                Vice President of FMR.



Joel C. Tillinghast        Vice President of FMR and of
                           a fund advised by FMR.



Robert Tuckett             Vice President of FMR.



Jennifer Uhrig             Vice President of FMR and of
                           funds advised by FMR.



George A. Vanderheiden     Senior Vice President of FMR
                           and Director of FMR Corp.



Jason Weiner               Vice President of FMR and of
                           a fund advised by FMR.



Steven S. Wymer            Vice President of FMR and of
                           a fund advised by FMR.




(2)  FIDELITY INVESTMENTS MONEY MANAGEMENT, INC. (FIMM)
     1 Spartan Way, Merrimack, NH 03054

 FIMM provides investment advisory services to Fidelity Management & Research Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Edward C. Johnson 3d    Chairman of the Board and
                        Director of FIMM, FMR, FMR
                        Corp., FMR Far East, FMRC,
                        and FMR U.K.; Chairman of
                        the Executive Committee of
                        FMR; President and Chief
                        Executive Officer of FMR
                        Corp.; Chairman and
                        Representative Director of
                        Fidelity Investments Japan
                        Limited (FIJ); President and
                        Trustee of funds advised by
                        FMR.



Robert C. Pozen         President and Director of
                        FIMM; Senior Vice President
                        and Trustee of funds advised
                        by FMR; President and
                        Director of FMR, FMR U.K.,
                        FMRC, and FMR Far East;
                        Director of Strategic
                        Advisers, Inc.; Previously,
                        General Counsel, Managing
                        Director, and Senior Vice
                        President of FMR Corp.



Fred L. Henning Jr.     Senior Vice President of
                        FIMM; Senior Vice President
                        of FMR and Vice President of
                        Fixed-Income Funds advised
                        by FMR.



Boyce I. Greer          Vice President of FIMM;
                        Senior Vice President of FMR
                        and Vice President of Money
                        Market Funds advised by FMR.



Dwight D. Churchill     Vice President of FIMM;
                        Senior Vice President of FMR
                        and Vice President of Bond
                        Funds advised by FMR.



Laura B. Cronin         Treasurer of FIMM, FMR Far
                        East, FMR U.K., FMRC, and
                        FMR and Vice President of FMR.



Michael B. Fox          Assistant Treasurer of FIMM,
                        FMR U.K., FMR Far East, and
                        FMR; Vice President and
                        Treasurer of FMR Corp. and
                        Strategic Advisers, Inc.;
                        Vice President of FIMM, FMR
                        U.K., and FMR Far East.



Jay Freedman            Secretary of FIMM; Clerk of
                        FMR U.K., FMR Far East, FMR
                        Corp., FMRC, and Strategic
                        Advisers, Inc.; Assistant
                        Clerk of FMR; Vice President
                        and Deputy General Counsel
                        of FMR Corp.



Susan Englander Hislop  Assistant Secretary of FIMM;
                        Assistant Clerk of FMR U.K.,
                        FMR Far East, and Strategic
                        Advisers, Inc.



Stanley N. Griffith     Assistant Secretary of FIMM.




Item 27. Principal Underwriters

(a) Fidelity Distributors Corporation (FDC) acts as distributor for all funds advised by FMR or an affiliate.

(b)

Name and Principal   Positions and Offices     Positions and Offices
Business Address*    with Underwriter          with Fund

Edward L. McCartney  Director and President    None

J. Gary Burkhead     Director                  None

Paul J. Gallagher    Director                  None

Kevin J. Kelly       Director                  None

Daniel T. Geraci     Executive Vice President  None

Eric D. Roiter       Vice President and Clerk  Secretary

Jane Greene          Treasurer and Controller  None

Gary Greenstein      Assistant Treasurer       None

Jay Freedman         Assistant Clerk           None

Linda Capps Holland  Compliance Officer        None

 *  82 Devonshire Street, Boston, MA

 (c) Not applicable.

Item 28. Location of Accounts and Records

 All accounts, books, and other documents required to be maintained by
Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Fidelity Management & Research Company, Fidelity Service Company, Inc. or Fidelity Investments Institutional Operations Company, Inc., 82 Devonshire Street, Boston, MA 02109, or the funds' respective custodians, The Bank of New York, 110 Washington Street, New York, NY or Citibank, N.A., 111 Wall Street, New York, NY.

Item 29. Management Services

  Not applicable.

Item 30. Undertakings

  Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 40 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 19th day of May 2000.

      Colchester Street Trust

      By /s/Edward C. Johnson 3d          (dagger)
         Edward C. Johnson 3d, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

(Signature)                     (Title)                        (Date)

/s/Edward C. Johnson 3d          President and Trustee          May 19, 2000
(dagger)

Edward C. Johnson 3d             (Principal Executive Officer)



/s/Robert A. Dwight              Treasurer                      May 19, 2000

Robert A. Dwight



/s/Robert C. Pozen               Trustee                        May 19, 2000


Robert C. Pozen



/s/Ralph F. Cox                  Trustee                        May 19, 2000
*

Ralph F. Cox



/s/Phyllis Burke Davis           Trustee                        May 19, 2000
*

Phyllis Burke Davis



/s/Robert M. Gates               Trustee                        May 19, 2000
*

Robert M. Gates



/s/Donald J. Kirk                Trustee                        May 19, 2000
*

Donald J. Kirk



/s/Ned C. Lautenbach             Trustee                        May 19, 2000
*

Ned C. Lautenbach



/s/Peter S. Lynch                Trustee                        May 19, 2000
*

Peter S. Lynch



/s/Marvin L. Mann                Trustee                        May 19, 2000
*

Marvin L. Mann



/s/William O. McCoy              Trustee                        May 19, 2000
*

William O. McCoy



/s/Gerald C. McDonough           Trustee                        May 19, 2000
*

Gerald C. McDonough



/s/Thomas R. Williams            Trustee                        May 19, 2000
*

Thomas R. Williams



(dagger) Signatures affixed by Robert C. Pozen pursuant to a power of attorney dated July 17, 1997 and filed herewith.

* Signature affixed by Robert C. Hacker pursuant to a power of attorney dated December 16, 1999 and filed herewith.

POWER OF ATTORNEY

 I, the undersigned President and Director, Trustee, or General
Partner, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust  Fidelity Hereford Street Trust
Fidelity Advisor Series I       Fidelity Income Fund
Fidelity Advisor Series II      Fidelity Institutional Cash
Fidelity Advisor Series III     Portfolios
Fidelity Advisor Series IV      Fidelity Institutional
Fidelity Advisor Series V       Tax-Exempt Cash Portfolios
Fidelity Advisor Series VI      Fidelity Investment Trust
Fidelity Advisor Series VII     Fidelity Magellan Fund
Fidelity Advisor Series VIII    Fidelity Massachusetts
Fidelity Beacon Street Trust    Municipal Trust
Fidelity Boston Street Trust    Fidelity Money Market Trust
Fidelity California Municipal   Fidelity Mt. Vernon Street
Trust                           Trust
Fidelity California Municipal   Fidelity Municipal Trust
Trust II                        Fidelity Municipal Trust II
Fidelity Capital Trust          Fidelity New York Municipal
Fidelity Charles Street Trust   Trust
Fidelity Commonwealth Trust     Fidelity New York Municipal
Fidelity Concord Street Trust   Trust II
Fidelity Congress Street Fund   Fidelity Phillips Street Trust
Fidelity Contrafund             Fidelity Puritan Trust
Fidelity Corporate Trust        Fidelity Revere Street Trust
Fidelity Court Street Trust     Fidelity School Street Trust
Fidelity Court Street Trust II  Fidelity Securities Fund
Fidelity Covington Trust        Fidelity Select Portfolios
Fidelity Daily Money Fund       Fidelity Sterling Performance
Fidelity Destiny Portfolios     Portfolio, L.P.
Fidelity Deutsche Mark          Fidelity Summer Street Trust
Performance                     Fidelity Trend Fund
  Portfolio, L.P.               Fidelity U.S.
Fidelity Devonshire Trust       Investments-Bond Fund, L.P.
Fidelity Exchange Fund          Fidelity U.S.
Fidelity Financial Trust        Investments-Government
Fidelity Fixed-Income Trust     Securities
Fidelity Government                Fund, L.P.
Securities Fund                 Fidelity Union Street Trust
Fidelity Hastings Street Trust  Fidelity Union Street Trust II
                                Fidelity Yen Performance
                                Portfolio, L.P.
                                Newbury Street Trust
                                Variable Insurance Products
                                Fund
                                Variable Insurance Products
                                Fund II
                                Variable Insurance Products
                                Fund III

in addition to any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as President and Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint Robert C. Pozen my true and lawful attorney-in-fact, with full power of substitution, and with full power to him to sign for me and in my name in the appropriate capacity, all Registration Statements of the Funds on Form N-1A, Form N-8A, or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A, Form N-8A, or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and on my behalf in connection therewith as said attorney-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or his substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after August 1, 1997.

 WITNESS my hand on the date set forth below.

/s/Edward C. Johnson 3d    July 17, 1997

Edward C. Johnson 3d

POWER OF ATTORNEY

 We, the undersigned Directors, Trustees, or General Partners, as the case may be, of the following investment companies:

Colchester Street Trust         Fidelity Hastings Street Trust
Fidelity Aberdeen Street Trust  Fidelity Hereford Street Trust
Fidelity Advisor Series I       Fidelity Income Fund
Fidelity Advisor Series II      Fidelity Institutional
Fidelity Advisor Series III     Tax-Exempt Cash Portfolios
Fidelity Advisor Series IV      Fidelity Investment Trust
Fidelity Advisor Series V       Fidelity Magellan Fund
Fidelity Advisor Series VI      Fidelity Massachusetts
Fidelity Advisor Series VII     Municipal Trust
Fidelity Advisor Series VIII    Fidelity Money Market Trust
Fidelity Beacon Street Trust    Fidelity Mt. Vernon Street
Fidelity Boston Street Trust    Trust
Fidelity California Municipal   Fidelity Municipal Trust
Trust                           Fidelity Municipal Trust II
Fidelity California Municipal   Fidelity New York Municipal
Trust II                        Trust
Fidelity Capital Trust          Fidelity New York Municipal
Fidelity Charles Street Trust   Trust II
Fidelity Commonwealth Trust     Fidelity Oxford Street Trust
Fidelity Concord Street Trust   Fidelity Phillips Street Trust
Fidelity Congress Street Fund   Fidelity Puritan Trust
Fidelity Contrafund             Fidelity Revere Street Trust
Fidelity Court Street Trust     Fidelity School Street Trust
Fidelity Court Street Trust II  Fidelity Securities Fund
Fidelity Covington Trust        Fidelity Select Portfolios
Fidelity Destiny Portfolios     Fidelity Summer Street Trust
Fidelity Devonshire Trust       Fidelity Trend Fund
Fidelity Exchange Fund          Fidelity U.S.
Fidelity Financial Trust        Investments-Bond Fund, L.P.
Fidelity Fixed-Income Trust     Fidelity U.S.
Fidelity Government             Investments-Government
Securities Fund                 Securities
                                   Fund, L.P.
                                Fidelity Union Street Trust
                                Fidelity Union Street Trust II
                                Newbury Street Trust
                                Variable Insurance Products
                                Fund
                                Variable Insurance Products
                                Fund II

plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Directors, Trustees, or General Partners (collectively, the "Funds"), hereby constitute and appoint Arthur J. Brown, Arthur C. Delibert, Stephanie A. Djinis, Robert C. Hacker, Thomas M. Leahey, Richard M. Phillips, and Dana L. Platt, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after January 1, 2000.

 WITNESS our hands on this sixteenth day of December, 1999.

/s/Edward C. Johnson 3d     /s/Peter S. Lynch

Edward C. Johnson 3d        Peter S. Lynch


/s/Ralph F. Cox             /s/William O. McCoy

Ralph F. Cox                William O. McCoy



/s/Phyllis Burke Davis      /s/Gerald C. McDonough

Phyllis Burke Davis         Gerald C. McDonough




/s/Ned C. Lautenbach        /s/Marvin L. Mann

Ned C. Lautenbach           Marvin L. Mann




/s/Donald J. Kirk           /s/Thomas R. Williams

Donald J. Kirk              Thomas R. Williams




/s/Robert C. Pozen          /s/Robert M. Gates

Robert C. Pozen             Robert M. Gates